                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7450

                        MetLife Investment Funds, Inc.
                        ------------------------------
              (Exact name of registrant as specified in charter)

                     400 Atrium Drive, Somerset, NJ 08873
                     ------------------------------------
              (Address of principal executive offices) (Zip code)

                                Alan C. Leland.
                                   President
                        MetLife Investment Funds, Inc.
                               400 Atrium Drive
                          Somerset, New Jersey 08873
                          --------------------------
                    (Name and address of agent for service)

                                   Copy To:
                             Christopher E. Palmer
                                Goodwin Proctor
                           901 New York Avenue, N.W.
                            Washington, D.C. 20001
                            ----------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 732-514-2000

                     Date of fiscal year end: December 31

                   Date of reporting period: March 31, 2006

ITEM 1. Schedule of Investments

        The Registrant's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2006 (Unaudited)

Shares                                                             Value
----------------------------------------------------------------------------
COMMON STOCKS - 98.4%

AEROSPACE & DEFENSE - 1.5%

   542,711    BAE Systems PLC                                      3,972,133
    73,879    European Aeronautic Defence and Space Co. NV #       3,115,681
   212,681    Rolls-Royce Group PLC *                              1,693,345
                                                                ------------
                                                                   8,781,159
                                                                ------------
AIRLINES - 0.4%

   988,000    Air China Ltd. *                                       379,789
    28,837    Air France-KLM                                         679,229
   235,791    British Airways PLC *                                1,445,128
    48,160    Qantas Airways Ltd.                                    122,145
     7,000    Singapore Airlines Ltd.                                 60,534
                                                                ------------
                                                                   2,686,825
                                                                ------------
APPAREL & TEXTILES - 0.2%

     3,422    Adidas-Salomon AG #                                    677,501
     7,500    Kuraray Co. Ltd.                                        88,370
    16,000    Mitsubishi Rayon Co. Ltd. #                            131,353
     8,000    Nisshinbo Industries, Inc.                              89,609
    33,000    Teijin Ltd.                                            219,999
     6,000    Toray Industries, Inc. #                                49,247
                                                                ------------
                                                                   1,256,079
                                                                ------------
AUTOMOTIVE - 5.4%

    89,000    Bridgestone Corp.                                    1,860,104
    26,000    Calsonic Kansei Corp.                                  200,330
    39,400    Continental AG #                                     4,341,109
    37,536    DaimlerChrysler AG                                   2,157,424
     8,500    Denso Corp.                                            336,542
    14,000    Hino Motors Ltd.                                        88,186
    59,900    Honda Motor Co. Ltd. #                               3,715,515
    29,000    Mazda Motor Corp. #                                    176,535
    11,000    NGK Spark Plug Co. Ltd. #                              257,143
   311,100    Nissan Motor Co. Ltd. #                              3,705,054
   419,710    Pirelli & C. SpA #                                     400,425
    49,400    Renault SA #                                         5,251,849
11,442,238    Rolls Royce Group Corp.                                 20,299
   171,600    TI Automotive Ltd. (a)                                       0
     4,600    Toyoda Gosei Co. Ltd.                                  101,039
   134,800    Toyota Motor Corp. #                                 7,355,237
    24,267    Volkswagen AG #                                      1,833,149
     8,194    Volvo AB Class B #                                     383,900
    32,000    Yokohama Rubber Co. Ltd.                               166,706
                                                                ------------
                                                                  32,350,546
                                                                ------------
BANKING - 16.2%

   223,959    ABN AMRO Holding NV                                  6,709,606
    33,263    Australia & New Zealand Banking Group Ltd.             630,761
   103,498    Banca Intesa SpA #                                     618,833
    28,606    Banco Bilbao Vizcaya Argentaria SA                     597,482
   131,982    Banco Santander Central Hispano SA                   1,931,841
    49,000    Bank of Yokohama Ltd.                                  402,223
   462,595    Barclays PLC                                         5,420,284
    36,120    BNP Paribas                                          3,357,799
     3,611    BNP Paribas *                                          324,564
    93,500    BOC Hong Kong (Holdings) Ltd. #                        187,901
    24,346    Commonwealth Bank of Australia                         789,155
    94,073    Credit Agricole SA #                                 3,658,814
   110,897    Credit Suisse Group #                                6,222,506
   251,000    DBS Group Holdings Ltd. #                            2,532,157
    37,129    Deutsche Bank AG #                                   4,238,691
     9,800    Dexia                                                  254,516
    59,779    Fortis                                               2,131,675
    33,053    Fortis                                               1,180,918
     4,100    Hang Seng Bank Ltd. #                                   52,771
   207,207    HBOS PLC                                             3,461,669
   152,756    HSBC Holdings PLC                                    2,564,207
     5,337    HSBC Holdings PLC                                       89,241
    17,000    KBC Groupe SA                                        1,827,547
    47,000    Kiyo Holdings, Inc. *                                  131,343
   278,636    Lloyds TSB Group PLC                                 2,674,473
       688    Mitsubishi Tokyo Financial Group, Inc.              10,497,821
       176    Mizuho Financial Group, Inc.                         1,443,173
    21,296    National Australia Bank Ltd. #                         573,740
   382,028    Nordea Bank AB #                                     4,728,112
    32,000    Overseas-Chinese Banking Corp. Ltd.                    132,556
       114    Resona Holdings, Inc. *                                393,106
   164,515    Royal Bank of Scotland Group PLC                     5,355,245
    20,000    Shinsei Bank Ltd.                                      140,293
    41,131    Societe Generale #                                   6,188,295
     2,517    St George Bank Ltd.                                     55,622
       824    Sumitomo Mitsui Financial Group, Inc.                9,117,157
    13,551    Suncorp-Metway Ltd.                                    188,479
    22,400    The Bank of East Asia Ltd.                              81,090
    20,000    The Chiba Bank Ltd.                                    178,267
    43,000    The Joyo Bank Ltd.                                     303,136
    27,000    The Sumitomo Trust and Banking Co. Ltd. #              313,188
    10,020    UBS AG #                                             1,098,378
    51,550    UniCredito Italiano SpA                                375,170
   151,309    UniCredito Italiano SpA                              1,092,349
    22,000    United Overseas Bank Ltd.                              212,335
    39,172    Westpac Banking Corp.                                  667,150
    65,500    Wing Hang Bank Ltd. #                                  550,155
    58,100    Wing Lung Bank Ltd.                                    561,286
                                                                ------------
                                                                  96,237,080
                                                                ------------
BUILDING & CONSTRUCTION - 1.5%

     8,000    Asahi Glass Co. Ltd. #                                 119,814
    46,767    Berkeley Group Holdings PLC *                          964,096
     9,382    Boral Ltd.                                              59,874
    12,250    Bouygues #                                             650,118
    15,000    Buzzi Unicem SpA                                       357,703
    28,000    Central Glass Co. Ltd. #                               162,276
    35,324    Compagnie de Saint Gobain SA #                       2,468,532
    61,512    CSR Ltd.                                               196,577
    24,000    Daiwa House Industry Co. Ltd. #                        417,681

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                          Value
------------------------------------------------------------------------
 16,845    Downer EDI Ltd.                                       107,000
 10,713    James Hardie Industries NV                             72,745
 10,042    Leighton Holdings Ltd. #                              127,553
 19,000    Maeda Road Construction Co. Ltd.                      150,405
 30,000    Obayashi Corp. #                                      244,337
 23,275    Rinker Group Ltd.                                     328,379
 36,000    SembCorp Industries Ltd.                               77,909
 50,000    Taiheiyo Cement Corp. #                               242,248
222,700    Taylor Woodrow PLC                                  1,561,354
  6,452    Vinci SA                                              637,215
                                                            ------------
                                                               8,945,816
                                                            ------------
BUSINESS SERVICES & SUPPLIES - 1.2%

 11,000    Brother Industries Ltd.                               120,724
102,400    Canon, Inc.                                         6,776,359
  7,000    Ricoh Co. Ltd. #                                      137,073
                                                            ------------
                                                               7,034,156
                                                            ------------
CHEMICALS - 2.5%

 30,579    Akzo Nobel NV                                       1,624,483
 39,000    Asahi Kasei Corp. #                                   278,567
 25,460    BASF AG #                                           1,999,938
 38,164    Bayer AG                                            1,527,202
 64,000    Denki Kagaku Kogyo Kabushiki Kaisha #                 286,596
 12,087    DSM NV #                                              552,114
  8,700    Hitachi Chemical Co. Ltd. #                           250,398
332,983    Imperial Chemical Industries PLC                    2,003,845
 72,200    JSR Corp.                                           2,151,717
  8,000    KUREHA Corp.                                           44,061
 28,000    Mitsubishi Chemical Holdings Corp.                    173,058
 26,000    Mitsubishi Gas Chemical Co., Inc.                     317,340
268,000    Mitsui Chemicals, Inc. #                            1,979,532
 24,000    Nippon Paint Co. Ltd.                                 119,711
  6,000    Nippon Shokubai Co.                                    71,465
 31,000    Nippon Soda Co. Ltd. #*                               130,633
  6,000    Nissan Chemical Industries, Ltd. #                    102,069
  1,600    Nitto Denko Corp.                                     136,102
  7,800    Shin-Etsu Chemical Co. Ltd.                           424,338
 33,000    Sumitomo Chemical Co. Ltd.                            269,541
  7,000    Taiyo Nippon Sanso Corp.                               51,848
 25,000    Toagosei Co. Ltd. #                                   109,319
 20,000    Tosoh Corp.                                           100,123
                                                            ------------
                                                              14,704,000
                                                            ------------
COMMERCIAL SERVICES - 0.3%

 15,136    Brambles Industries Ltd. #                            116,639
 15,000    Dai Nippon Printing Co. Ltd. #                        271,970
301,017    Hays PLC                                              848,832
 18,000    Kamigumi Co. Ltd. #                                   143,586
 10,050    Randstad Holding NV                                   595,775
  3,400    TIS, Inc.                                              92,061
                                                            ------------
                                                               2,068,863
                                                            ------------
COMPUTERS & INFORMATION - 0.4%

 13,918    Cap Gemini SA #*                                      756,767
  3,700    CSK Corp.                                             184,304
 35,000    Fujitsu Ltd. #                                        295,964
  1,600    Itochu Techno Science Corp. #                          63,220
 18,300    TDK Corp.                                           1,379,738
                                                            ------------
                                                               2,679,993
                                                            ------------
COSMETICS & PERSONAL CARE - 0.1%

 84,000    Bonjour Holdings Ltd.                                  16,677
  3,900    Christian Dior                                        389,466
                                                            ------------
                                                                 406,143
                                                            ------------
DISTRIBUTION & WHOLESALE - 0.9%

 33,583    Buhrmann NV                                           593,019
 21,500    Esprit Holdings Ltd.                                  167,314
262,000    Itochu Corp.                                        2,255,410
 42,000    Li & Fung Ltd.                                         94,406
 55,000    Marubeni Corp.                                        288,457
 52,400    Mitsubishi Corp.                                    1,195,781
 28,000    Mitsui & Co. Ltd. #                                   405,770
 46,000    Sumitomo Corp. #                                      656,530
                                                            ------------
                                                               5,656,687
                                                            ------------
DIVERSIFIED FINANCIAL SERVICES - 3.8%

  2,400    Acom Co. Ltd. #                                       141,170
  4,106    Babcock & Brown Ltd.                                   54,290
142,000    Daiwa Securities Group, Inc. #                      1,909,642
  4,500    Hitachi Capital Corp.                                  90,217
502,927    Macquarie Airports #                                1,212,796
  2,734    Macquarie Bank Ltd. #                                 126,439
 15,762    Macquarie Infrastructure Group #                       42,957
 20,009    Man Group PLC                                         857,315
 17,300    Manulife Financial Corp. #                          1,086,403
  6,000    Mitsubishi UFJ Securities Co. #*                       96,573
 98,500    Nikko Cordial Corp. #                               1,634,272
204,400    Nomura Holdings, Inc. #                             4,569,970
 17,030    Orix Corp.                                          5,288,057
  2,500    Promise Co. Ltd. #                                    151,567
 92,900    Sampo Oyj #                                         1,957,115
 21,300    Sanyo Shinoan Finance Co. Ltd.                      1,323,667
 22,200    Swire Pacific Ltd.                                    217,171
  3,240    Takefuji Corp. #                                      203,867
235,989    Tomkins PLC                                         1,379,130
                                                            ------------
                                                              22,342,618
                                                            ------------
DIVERSIFIED OPERATIONS - 0.1%

 38,000    Hutchison Whampoa Ltd.                                346,823
 12,000    Keppel Corp. Ltd. #                                   102,438
 17,000    The Wharf (Holdings) Ltd.                              62,233
                                                            ------------
                                                                 511,494
                                                            ------------
ELECTRICAL EQUIPMENT - 0.9%

 13,800    Casio Computer Co. Ltd. #                             246,119
178,000    Hitachi Ltd.                                        1,261,976
 43,000    Mitsubishi Electric Corp.                             365,767
142,000    Sharp Corp. #                                       2,521,069
 20,600    Sumitomo Electric Industries Ltd.                     327,143

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                              Value
----------------------------------------------------------------------------
 88,000    Toshiba Corp. #                                           512,555
                                                                 -----------
                                                                   5,234,629
                                                                 -----------
ELECTRONICS - 1.0%

  1,200    Advantest Corp. #                                         142,678
 21,600    Elec & Eltek International Co. Ltd.                        56,377
 28,900    Epcos AG #*                                               382,663
  3,400    Fanuc Ltd.                                                327,791
 50,000    Flextronics International Ltd. *                          517,500
  1,100    Hirose Electric Co. Ltd.                                  155,026
  6,400    Hosiden Corp.                                              78,847
  5,390    Keyence Corp.                                           1,401,912
  2,700    Kyocera Corp.                                             238,282
  2,800    Murata Manufacturing Co. Ltd.                             190,029
 35,000    NEC Corp. #                                               246,645
 38,500    Secom Co. Ltd. #                                        1,975,407
                                                                 -----------
                                                                   5,713,157
                                                                 -----------
ENTERTAINMENT & LEISURE - 1.1%

 15,224    Aristocrat Leisure Ltd. #                                 150,053
 20,323    Carnival PLC                                              998,588
169,200    First Choice Holidays PLC                                 632,812
 60,143    Gestevision Telecinco SA #                              1,500,246
 16,435    Greek Organisation of Football Prognostics SA             628,594
    900    Nintendo Co. Ltd. #                                       134,857
 11,800    Sankyo Co. Ltd. #                                         810,200
 20,600    Sega Sammy Holdings, Inc.                                 838,450
  2,920    TABCORP Holdings Ltd. #                                    32,326
 23,600    TUI AG #                                                  463,254
 10,400    Yamaha Motor Co. Ltd. #                                   257,732
                                                                 -----------
                                                                   6,447,112
                                                                 -----------
FOOD, BEVERAGE & TOBACCO - 5.0%

  7,700    Asahi Breweries Ltd.                                      109,209
190,111    British American Tobacco PLC                            4,613,513
 61,985    C&C Group PLC                                             421,897
 39,251    Carrefour SA* #                                         2,088,179
 18,942    Casino Guichard-Perrachon et Compagnie SA #             1,325,591
 12,593    Delhaize Group                                            902,838
 14,430    Foster's Group Ltd.                                        54,857
 72,020    Imperial Tobacco Group PLC                              2,136,893
721,544    J Sainsbury PLC                                         4,168,269
    920    Japan Tobacco, Inc.                                     3,239,287
  9,000    Kikkoman Corp. #                                          101,438
  8,000    Kirin Brewery Co. #                                       109,107
  2,274    Lion Nathan Ltd. #                                         13,191
 24,304    Metro AG #                                              1,244,967
  6,872    Nestle SA #                                             2,041,806
 19,457    Orkla ASA                                                 963,401
 64,400    SABMiller PLC                                           1,272,671
  6,500    Snow Brand Milk Products Co. Ltd. #*                       26,546
201,800    Tate & Lyle PLC                                         2,004,456
 14,000    The Nisshin Oillio Group Ltd.                             108,449
 10,000    Toyo Suisan Kaisha Ltd.                                   152,829
  8,372    Unilever NV                                               581,373
 90,366    Unilever PLC                                              924,949
310,545    WM Morrison Supermarkets PLC                            1,026,265
 22,331    Woolworths Ltd. #                                         301,045
                                                                 -----------
                                                                  29,933,026
                                                                 -----------
FOREST PRODUCTS & PAPER - 0.1%

  9,000    Daio Paper Corp.                                           89,567
 84,000    Rengo Co. Ltd. #                                          651,476
                                                                 -----------
                                                                     741,043
                                                                 -----------
HEALTH CARE - 0.4%

 14,300    Fresenius Medical Care AG                               1,709,905
  4,600    Hoya Corp. #                                              186,053
 10,852    Resmed, Inc. *                                             47,268
  4,512    Sonic Healthcare Ltd.                                      50,675
  4,800    Terumo Corp.                                              158,118
                                                                 -----------
                                                                   2,152,019
                                                                 -----------
HOTELS & RESTAURANTS - 0.2%

 65,520    Intercontinental Hotels Group PLC                       1,071,239
 18,000    Shangri-La Asia Ltd.                                       28,955
                                                                 -----------
                                                                   1,100,194
                                                                 -----------
HOUSEHOLD PRODUCTS - 1.1%
 41,000    Kenwood Corp.                                              95,314
145,000    Matsushita Electric Industrial Co. Ltd. #               3,218,426
 36,079    Pacific Brands Ltd.                                        61,785
 70,200    Pioneer Corp. #                                         1,136,813
 29,989    Reckitt Benckiser PLC                                   1,056,837
 14,700    Sony Corp. #                                              679,036
  9,400    Yamaha Corp. #                                            166,436
                                                                 -----------
                                                                   6,414,647
                                                                 -----------
INDUSTRIAL MACHINERY - 1.8%

 28,000    Amada Co. Ltd.                                            306,124
 32,798    Atlas Copco AB                                            921,662
  4,000    Daifuku Co. Ltd.                                           65,806
 21,000    Fuji Electric Holdings Co. Ltd.                           114,787
 32,000    Komatsu Ltd.                                              611,710
 45,000    Kubota Corp. #                                            486,660
  4,000    Makino Milling Machine Co. Ltd.                            50,404
 11,000    Makita Corp.                                              339,920
 49,713    MAN AG #                                                3,452,835
 33,000    NSK Ltd. #                                                287,159
 21,200    Sandvik AB*                                             1,256,065
    900    SMC Corp.                                                 140,547
301,000    Sumitomo Heavy Industries Ltd.                          2,899,037
 23,000    Techtronic Industries Co. Ltd. #                           41,267
                                                                 -----------
                                                                  10,973,983
                                                                 -----------
INSURANCE - 8.7%

 85,367    Aegon NV                                                1,578,955
 17,000    Aioi Insurance Co. Ltd. #                                 125,929
 23,607    Allianz AG Holding #                                    3,946,879
 19,244    AMP Ltd.                                                  119,557
 56,714    Assicurazioni Generali SpA #                            2,138,253

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                            Value
--------------------------------------------------------------------------
 29,800    Assurance Generale de France #                        3,597,586
307,885    Aviva PLC                                             4,281,764
557,000    Friends Provident PLC                                 2,018,808
331,145    ING Groep NV                                         13,074,540
    184    Millea Holdings, Inc. #                               3,638,072
 16,000    Mitsui Sumitomo Insurance Co. Ltd.                      218,137
 41,270    Muenchener Rueckversicherungs-Gesellschaft AG #       5,858,129
 23,631    Promina Group Ltd.                                       92,483
195,268    Prudential PLC                                        2,272,047
 21,932    QBE Insurance Group Ltd.                                343,343
591,000    Royal & Sun Alliance Insurance Group PLC              1,420,414
  5,000    Sompo Japan Insurance, Inc. #                            72,811
  9,391    Swiss Reinsurance #                                     656,264
 31,450    T&D Holdings, Inc.                                    2,471,852
 15,820    Zurich Financial Services AG *                        3,715,017
                                                              ------------
                                                                51,640,840
                                                              ------------
INTERNET SERVICES & APPLICATIONS - 0.0%

  7,400    Softbank Corp. #*                                       217,478
                                                              ------------
                                                                   217,478
                                                              ------------
MANUFACTURING - 0.6%

  4,523    Ansell Ltd.                                              37,486
  4,700    Fuji Photo Film Co. Ltd.                                157,234
 42,164    Futuris Corp. Ltd. #                                     68,044
  6,000    Nikon Corp. #                                           107,804
 32,582    Siemens AG #                                          3,043,145
  2,421    Wesfarmers Ltd.                                          60,427
                                                              ------------
                                                                 3,474,140
                                                              ------------
METALS & MINING - 5.9%

458,741    Alumina Ltd.                                          2,419,684
112,062    Arcelor #                                             4,424,688
123,009    BHP Billiton Ltd.                                     2,452,367
 30,800    BHP Billiton PLC                                        568,521
972,663    Corus Group PLC                                       1,493,384
101,800    JFE Holdings, Inc. #                                  4,116,848
562,000    Kobe Steel Ltd.                                       2,138,976
 48,000    Mitsubishi Materials Corp. #                            257,127
 38,000    Mitsui Mining & Smelting Co. Ltd.                       266,653
163,000    Nippon Steel Corp. #*                                   632,832
 53,000    Nisshin Steel Co. Ltd.                                  184,115
 12,000    NTN Corp.                                                95,319
 27,820    OneSteel Ltd.                                            81,954
 52,072    Oxiana Ltd. *                                            99,921
  8,486    Rio Tinto Ltd. #                                        478,131
112,307    Rio Tinto PLC                                         5,795,465
  6,821    Salzgitter AG                                           502,877
465,000    Sumitomo Metal Industries Ltd. #                      1,999,531
 17,000    Sumitomo Metal Mining Co. Ltd.                          237,718
 32,400    Teck Cominco Ltd. Class B                             2,086,864
  1,335    Vallourec SA                                          1,290,479
 95,450    Xstrata PLC #                                         3,093,599
 30,200    Zinifex Ltd.                                            206,470
                                                              ------------
                                                                34,923,523
                                                              ------------
MULTIMEDIA - 0.8%

 12,913    APN News & Media Ltd. #                                  43,727
206,513    ITV PLC                                                 428,346
  6,526    John Fairfax Holdings Ltd.                               18,752
  4,137    Publishing & Broadcasting Ltd.                           51,278
 32,000    Singapore Press Holdings Ltd. #                          89,052
 55,018    United Business Media PLC                               692,632
 49,110    Vivendi Universal SA #                                1,683,832
 15,152    VNU NV                                                  493,471
 44,226    Wolters Kluwer NV                                     1,102,591
                                                              ------------
                                                                 4,603,681
                                                              ------------
OIL & GAS - 8.9%

557,895    BP PLC                                                6,415,776
  4,850    Caltex Australia Ltd.                                    66,659
 64,600    Canadian Natural Resources Ltd.                       3,593,811
316,539    ENI SpA #                                             9,027,891
     10    INPEX Corp. *                                            84,855
279,000    Nippon Mining Holdings, Inc.                          2,358,883
 65,656    OMV AG                                                4,400,180
255,753    Repsol YPF #                                          7,258,248
223,086    Royal Dutch Shell PLC                                 6,991,585
113,371    Royal Dutch Shell PLC Class B                         3,691,824
 15,788    Santos Ltd.                                             128,236
 17,000    Showa Shell Sekiyu KK                                   193,196
 22,750    Statoil ASA                                             648,739
 30,563    Total SA #                                            8,069,628
  5,809    Woodside Petroleum Ltd.                                 189,164
                                                              ------------
                                                                53,118,675
                                                              ------------
PHARMACEUTICALS - 6.4%

 46,465    Alliance Unichem PLC                                    723,602
 17,138    Altana AG #                                           1,061,322
  5,800    Astellas Pharma, Inc.                                   220,719
 85,684    AstraZeneca PLC                                       4,317,320
  4,700    Chugai Pharmaceutical Co. Ltd.                           85,362
  4,347    CSL Ltd.                                                170,373
  6,300    Eisai Co. Ltd. #                                        275,155
346,179    GlaxoSmithKline PLC                                   9,052,310
  3,600    Hisamitsu Pharmaceutical Co., Inc.                       90,138
 85,673    Novartis AG                                           4,768,908
 18,704    Roche Holding AG #                                    2,787,396
 87,855    Sanofi-Aventis #                                      8,373,073
  6,300    Santen Pharmaceutical Co. Ltd. #                        152,483
 44,162    Schering AG                                           4,600,991
 10,971    Symbion Health Ltd.                                      26,999
 16,300    Takeda Pharmaceutical Co. Ltd. #                        930,293
 17,000    Tanabe Seiyaku Co. Ltd. #                               188,861
                                                              ------------
                                                                37,825,305
                                                              ------------
REAL ESTATE - 2.1%

 22,000    Capitaland Ltd. #                                        65,903
 28,000    CapitaMall Trust #                                       41,091

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                             Value
---------------------------------------------------------------------------
   27,000    Cheung Kong Holdings Ltd.                              284,988
   31,000    City Developments Ltd. #                               206,944
    1,900    Daito Trust Construction Co. Ltd. #                     99,315
    5,000    Daiwa Kosho Lease Co. Ltd.                              35,497
   74,654    DB RREEF Trust                                          78,583
    5,674    Fadesa Inmobiliaria SA                                 204,745
  104,546    Far East Consortium International Ltd.                  48,323
   29,538    General Property Trust                                  87,423
   28,000    Hang Lung Properties Ltd.                               53,159
   11,000    Henderson Land Development Co. Ltd. #                   60,788
   18,000    Hopewell Holdings Ltd.                                  52,183
   22,000    Hysan Development Co. Ltd.                              62,483
   27,000    Keppel Land Ltd. #                                      82,551
   13,000    Kerry Properties Ltd. #                                 47,538
   12,428    Kiwi Income Property Trust REIT                          9,807
  132,177    Land Securities Group PLC                            4,430,195
    5,800    Leopalace21 Corp.                                      218,307
   42,793    Macquarie Goodman Group                                152,485
   22,976    Mirvac Group REIT #                                     69,982
  209,000    Mitsubishi Estate Co. Ltd.                           4,970,810
    9,000    Mitsui Fudosan Co. Ltd. REIT #                         207,083
   67,000    New World Develepmont Co.                              117,169
   78,900    Sino Land Co. Ltd.                                     113,554
      448    Stockland *                                              2,125
   33,886    Stockland REIT                                         163,013
   11,000    Sumitomo Realty & Development Co. Ltd. #               305,142
   15,000    Sun Hung Kai Properties Ltd. #                         151,822
   19,576    Westfield Group #                                      239,795
   16,000    Wheelock and Co. Ltd. #                                 28,588
                                                               ------------
                                                                 12,691,391
                                                               ------------
RETAIL - 4.2%

    5,700    Aeon Co. Ltd.                                          138,558
    4,500    Aoyama Trading Co. Ltd. #                              149,039
    2,800    Autobacs Seven Co. Ltd.                                139,926
   21,158    Autogrill SpA #                                        313,692
    9,231    Coles Myer Ltd. #                                       70,592
   21,167    Compagnie Financiere Richmont AG #                   1,015,793
   14,000    Daimaru, Inc.                                          206,700
   65,700    EDION Corp.                                          1,578,036
    3,600    FamilyMart Co. Ltd.                                    113,087
   24,800    Fast Retailing Co. Ltd. #                            2,430,677
   17,000    Hankyu Department Stores, Inc. #                       157,213
   17,858    Harvey Norman Holdings Ltd. #                           48,291
   50,577    Industria de Diseno Textil SA                        1,950,391
    4,700    Isetan Co. Ltd.                                        102,668
   26,153    KarstadtQuelle AG *                                    614,860
   82,431    Kesa Electricals PLC                                   447,420
  363,143    Kingfisher PLC                                       1,510,457
   92,900    Marui Co. Ltd. #                                     1,839,287
  228,700    Mitchells & Butlers PLC                              1,897,943
   24,837    Next PLC                                               710,000
   15,032    PPR SA #                                             1,815,691
   98,300    Punch Taverns PLC                                    1,437,898
   89,000    Seven & I Holdings Co. Ltd.                          3,531,631
    4,500    Shimachu Co. Ltd.                                      141,755
   10,000    UNY Co. Ltd.                                           160,315
    1,880    USS Co. Ltd.                                           128,475
   85,184    Whitbread PLC                                        1,757,604
  892,610    Woolworths Group PLC                                   542,656
                                                               ------------
                                                                 24,950,655
                                                               ------------
SEMICONDUCTORS - 0.6%

   15,678    ASML Holding NV *                                      319,145
   48,432    Infineon Technologies AG *                             499,138
    1,300    Rohm Co. Ltd. #                                        136,939
    5,400    Shinko Electric Industries Co. Ltd.                    163,725
   55,000    STATS ChipPAC Ltd. *                                    43,428
    4,200    Sumco Corp.                                            226,039
   29,300    Tokyo Electron Ltd.                                  2,026,092
      285    Unaxis Holding AG *                                     80,709
                                                               ------------
                                                                  3,495,215
                                                               ------------
SOFTWARE - 0.6%

    7,600    Capcom Co. Ltd. #                                       78,080
   15,244    SAP AG #                                             3,317,094
                                                               ------------
                                                                  3,395,174
                                                               ------------
TELECOMMUNICATIONS - 7.1%

  142,252    Alcatel #*                                           2,196,960
  242,369    Cable & Wireless PLC                                   460,586
   39,567    France Telecom SA #                                    890,585
   87,080    Hellenic Telecommunication Organisation *            1,920,469
       36    KDDI Corp.                                             193,135
       52    Nippon Telegraph & Telephone Corp.                     224,254
  119,901    Nokia OYJ #                                          2,488,344
   34,387    Nokia OYJ (ADR)                                        712,499
      701    NTT Data Corp. #                                     3,378,453
    1,183    NTT DoCoMo, Inc. #                                   1,750,376
   66,000    PCCW Ltd.                                               43,358
  459,150    Royal KPN NV #                                       5,181,035
   95,413    Royal Philips Electronics NV #                       3,224,440
   70,800    SES Global #                                         1,129,303
1,962,000    Singapore Telecommunications Ltd.                    3,213,317
   17,096    Tandberg Television ASA *                              358,908
   53,207    Telecom Corp. of New Zealand Ltd.                      181,813
  730,813    Telefon AB LM Ericsson #                             2,775,008
  265,254    Telefonica SA                                        4,163,963
   43,879    Telekom Austria AG                                   1,034,109
  126,158    Telenor ASA                                          1,359,712
   35,711    Telstra Corp. Ltd. #                                    95,693
   22,400    TELUS Corp. #                                          867,313
    6,000    Uniden Corp.                                            96,472
2,068,153    Vodafone Group PLC                                   4,327,499
                                                               ------------
                                                                 42,267,604
                                                               ------------
TRANSPORTATION - 1.5%

   30,979    Auckland International Airport Ltd.                     38,950

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                            Value
--------------------------------------------------------------------------
     29    Central Japan Railway Co.                               286,359
  2,985    Deutsche Post AG *                                       74,965
    699    East Japan Railway Co. #                              5,188,850
 32,000    Kawasaki Kisen Kaisha Ltd. #                            189,345
 12,000    Keio Corp.*                                              79,367
343,000    Mitsui OSK Lines Ltd. #                               2,324,864
 41,000    MTR Corp. Ltd. #                                         92,404
 23,000    Neptune Orient Lines Ltd. #                              31,033
 14,000    Nippon Express Co. Ltd. #                                79,619
 34,000    Nippon Yusen Kabushiki Kaisha #                         208,125
     40    West Japan Railway Co. #                                169,217
  5,000    Yamato Transport Co. Ltd.                               102,575
                                                              ------------
                                                                 8,865,673
                                                              ------------
UTILITIES- ELECTRIC - 3.9%

 10,000    Chubu Electric Power Co., Inc. #                        251,109
  4,900    Chugoku Electric Power Co.                              102,182
 27,000    CLP Holdings Ltd.                                       157,267
 47,535    E.ON AG                                               5,231,872
  3,360    Electric Power Development Co. Ltd. #                   106,704
100,600    Endesa SA #                                           3,249,425
273,671    Enel SpA #                                            2,317,769
403,593    Energias de Portugal SA                               1,585,855
 15,000    Hong Kong Electric Holdings Ltd.                         70,348
384,000    International Power PLC *                             1,887,961
 13,200    Kansai Electric Power Co., Inc. #                       293,818
 13,920    Lotte Shopping Co., Ltd. (GDR)                          280,906
 95,649    National Grid PLC                                       952,510
 49,269    RWE AG #                                              4,288,820
 92,000    The Tokyo Electric Power Co., Inc. #                  2,298,416
  6,200    Tohoku Electric Power Co., Inc. #                       134,309
                                                              ------------
                                                                23,209,271
                                                              ------------
UTILITIES- GAS - 0.3%

  9,577    Australian Gas Light Co. Ltd. #                         127,054
 57,000    Hong Kong & China Gas Ltd.                              137,019
316,000    Tokyo Gas Co. Ltd. #                                  1,385,551
                                                              ------------
                                                                 1,649,624
                                                              ------------
UTILITIES- WATER - 0.7%

 86,094    Suez SA #                                             3,401,598
 41,300    United Utilities PLC                                    494,581
                                                              ------------
                                                                 3,896,179
                                                              ------------
TOTAL COMMON STOCKS
 (Cost $453,160,179 )                                          584,595,697
                                                              ------------

PREFERRED STOCKS - 0.1%

AUTOMOTIVE - 0.1%

    367    Porsche AG                                              351,621
                                                              ------------
                                                                   351,621
                                                              ------------
HEALTH CARE - 0.1%

  2,351    Fresenius Medical Care AG                               422,338
                                                              ------------
                                                                   422,338
                                                              ------------
TOTAL PREFERRED STOCKS
 (Cost $610,849 )                                                  773,959
                                                              ------------

Principal
Amount                                                       Value
----------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.12%

6,630,010    Goldman Sachs Prime Obligations
             Fund 4.639%, 12/31/30 (b)                       6,630,010
                                                          ------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $6,630,010)                                           6,630,010
                                                          ------------
TOTAL INVESTMENTS - 99.62%
  (Cost $462,127,064 )                                     593,725,692
                                                          ------------
Liabilities in excess of other assets - 0.38%                  360,865
                                                          ------------
TOTAL NET ASSETS - 100.0%                                 $594,086,557
                                                          ============

FOOT NOTES TO THE PORTFOLIO OF INVESTMENTS:

* - Non-income producing security.
# - A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $131,261,819 and the collateral received consisted of cash in the amount of $136,259,396 and securities with a market value of $1,726,027.
(a) - Represents a security which is fair valued.
(b) - Rate quoted represents the seven day yield of the Fund.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

SECURITY ABBREVIATIONS:

ADR--American Depository Receipt
GDR--Global Depository Receipt
REIT--Real Estate Investment Trust

                    See notes to Portfolio of Investments.

INTERNATIONAL STOCK FUND SUMMARY BY COUNTRY 03/31/06

                                                      Percentage of
COUNTRY                                                Net Assets
-------                                               -------------
Japan                                                      28.1%
United Kingdom                                             21.6%
France                                                     10.1%
Germany                                                     9.7%
Netherlands                                                 6.5%
Switzerland                                                 3.8%
Spain                                                       3.5%
Italy                                                       2.8%
Australia                                                   2.4%
Sweden                                                      1.7%
Canada                                                      1.3%
Singapore                                                   1.3%
Belgium                                                     1.1%
Luxembourg                                                  0.9%
Austria                                                     0.9%
Finland                                                     0.9%
Hong Kong                                                   0.7%
Norway                                                      0.6%
Greece                                                      0.4%
Portugal                                                    0.3%
Ireland                                                     0.1%
China                                                       0.1%
Korea, Republic of                                          0.1%
New Zealand                                                 0.0%*
United States                                               0.0%*
Cash, receivables, and other assets, less liabilities       1.1%
                                                          -----
Total                                                     100.0%
                                                          -----

*  Percentage is less than 0.1%

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited)

Shares                                                               Value
----------------------------------------------------------------------------
COMMON STOCKS - 97.8%

ADVERTISING - 0.1%

  1,797    Advo, Inc.                                                 57,504
  2,426    Catalina Marketing Corp. #                                 56,041
  1,100    FTD Group, Inc. *                                          10,659
  1,100    Greenfield Online, Inc. #*                                  6,589
  3,014    Harte-Hanks, Inc.                                          82,433
  4,400    Lamar Advertising Co. *                                   231,528
    828    Marchex, Inc. Class B #*                                   17,802
  3,276    RH Donnelley Corp. *                                      190,761
  1,176    Valuevision Media, Inc. *                                  15,029
  1,265    Ventiv Health, Inc. #*                                     42,023
                                                                  ----------
                                                                     710,369
                                                                  ----------
AEROSPACE & DEFENSE - 0.4%

  2,105    AAR Corp. #*                                               59,950
  7,519    Alliant Techsystems, Inc. #*                              580,241
    600    ARGON ST, Inc. #*                                          20,118
  1,884    Armor Holdings, Inc. *                                    109,818
  3,941    BE Aerospace, Inc. *                                       98,998
  1,219    Curtiss-Wright Corp. #                                     80,698
  2,047    DRS Technologies, Inc.                                    112,319
    885    EDO Corp. #                                                27,302
  1,380    Esterline Technologies Corp. *                             58,995
  2,575    GenCorp, Inc. #*                                           52,916
  1,365    Heico Corp. #                                              43,257
 24,369    Herley Industries, Inc. *                                 508,825
    831    Innovative Solutions & Support, Inc. #*                    10,803
  1,200    K&F Industries Holdings, Inc. *                            19,920
  1,292    Kaman Corp. #                                              32,507
  1,990    Moog, Inc. *                                               70,625
    400    MTC Technologies, Inc. *                                   11,196
  3,352    Orbital Sciences Corp. #*                                  53,029
    335    Sequa Corp. *                                              32,763
  1,615    Teledyne Technologies, Inc. *                              57,494
    933    Triumph Group, Inc. *                                      41,295
    639    United Industrial Corp.                                    38,934
                                                                  ----------
                                                                   2,122,003
                                                                  ----------
AIRLINES - 2.0%

  4,235    Airtran Holdings, Inc. #*                                  76,696
  1,863    Alaska Air Group, Inc. #*                                  66,043
  9,435    AMR Corp. #*                                              255,217
144,391    Continental Airlines, Inc. Class B #*                   3,884,118
  2,039    ExpressJet Holdings, Inc. #*                               15,170
  2,269    Frontier Airlines, Inc. #                                  17,471
178,994    JetBlue Airways Corp. #*                                1,918,816
    436    MAIR Holdings, Inc. #*                                      2,040
  1,688    Mesa Air Group, Inc. #*                                    19,311
  1,242    Pinnacle Airlines Corp. #*                                  8,272
    900    Republic Airways Holdings, Inc. *                          13,329
124,826    Skywest, Inc. #                                         3,653,657
  1,600    World Air Holdings, Inc. *                                 15,712
                                                                  ----------
                                                                   9,945,852
                                                                  ----------
APPAREL & TEXTILES - 1.8%

    500    Angelica Corp. #                                           10,260
 51,741    Carter's, Inc. #*                                       3,492,000
    491    Cherokee, Inc.                                             19,773
    855    Columbia Sportswear Co. #*                                 45,597
    700    Crocs, Inc. *                                              17,721
    510    Deckers Outdoor Corp. #*                                   20,675
  1,478    DHB Industries, Inc. #*                                     7,065
    800    Dixie Group, Inc. #*                                       11,968
  1,121    G&K Services, Inc. #                                       47,687
    707    Guess ?, Inc. #*                                           27,651
 72,043    Gymboree Corp. #*                                       1,876,000
  1,189    Hartmarx Corp. #*                                          10,594
  1,900    Innovo Group, Inc. *                                        1,402
  6,300    Jones Apparel Group, Inc.                                 222,831
  1,124    K-Swiss, Inc.                                              33,877
  1,321    Kellwood Co.                                               41,466
  5,730    Liz Claiborne, Inc.                                       234,815
  1,000    Maidenform Brands, Inc. #*                                 11,010
    657    Oxford Industries, Inc. #                                  33,593
    741    Perry Ellis International, Inc. #*                         16,769
  1,591    Phillips-Van Heusen Corp.                                  60,792
  2,945    Polo Ralph Lauren Corp.                                   178,497
  5,786    Quiksilver, Inc. #*                                        80,194
  1,578    Russell Corp.                                              21,776
  1,157    Skechers U.S.A., Inc. #*                                   28,844
    594    Steven Madden Ltd. *                                       21,087
  2,329    Stride Rite Corp.                                          33,724
  2,600    Timberland Co. *                                           88,998
    379    Unifirst Corp.                                             12,590
 89,853    Warnaco Group, Inc. *                                   2,156,472
     44    Weyco Group, Inc. #                                           990
  2,768    Wolverine World Wide, Inc.                                 61,256
                                                                  ----------
                                                                   8,927,974
                                                                  ----------
AUTOMOTIVE - 0.6%

    900    Accuride Corp. *                                           10,350
  1,366    Aftermarket Technology Corp. *                             30,885
  2,037    American Axle & Manufacturing Holdings, Inc. #             34,894
  3,373    ArvinMeritor, Inc.                                         50,291
    806    ASV, Inc. #*                                               25,969
  4,409    Autoliv, Inc.                                             249,461
    594    Bandag, Inc. #                                             24,871
  3,058    BorgWarner, Inc.                                          183,602
    600    Commercial Vehicle Group, Inc. *                           11,526
  3,068    Cooper Tire & Rubber Co. #                                 43,995
  8,500    Goodyear Tire & Rubber Co. #*                             123,080
  2,328    Hayes Lemmerz International, Inc. #*                        6,356
    763    Keystone Automotive Industries, Inc. #*                    32,206
  3,300    Lear Corp. #                                               58,509
  1,693    Modine Manufacturing Co.                                   49,944

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                               Value
----------------------------------------------------------------------------
  3,076    Navistar International Corp. #*                            84,836
    885    Noble International Ltd. #                                 14,983
  3,852    Oshkosh Truck Corp.                                       239,749
    152    R&B, Inc. #*                                                1,558
    423    Standard Motor Products, Inc.                               3,756
    300    Strattec Security Corp. *                                  11,187
 41,950    Superior Industries International #                       812,152
 44,791    Tenneco Automotive, Inc. #*                               971,517
    900    Titan International, Inc. #                                15,534
  2,077    TRW Automotive Holdings Corp. *                            48,394
  5,999    Visteon Corp. #*                                           27,595
  1,854    Wabash National Corp. #                                    36,617
                                                                  ----------
                                                                   3,203,817
                                                                  ----------
BANKING - 6.0%

    703    1st Source Corp.                                           21,076
    720    Alabama National Bancorp #                                 49,248
    956    Amcore Financial, Inc. #                                   30,229
    660    AmericanWest Bancorp *                                     17,470
    600    Ameris Bancorp                                             13,956
    657    Ames National Corp. #                                      15,952
    659    Arrow Financial Corp. #                                    18,057
  7,193    Associated Banc-Corp                                      244,418
    400    Bancfirst Corp.                                            17,440
  4,196    Bancorpsouth, Inc. #                                      100,746
    400    BancTrust Financial Group, Inc.                             8,860
    797    Bank of Granite Corp.                                      16,155
  2,841    Bank of Hawaii Corp.                                      151,454
    674    Bank of the Ozarks, Inc. #                                 24,601
  1,700    BankFinancial Corp. #*                                     27,064
    549    Banner Corp. #                                             18,666
  1,242    BOK Financial Corp.                                        59,057
116,128    Boston Private Financial Holdings, Inc. #               3,923,965
    500    Camden National Corp. #                                    19,200
    550    Capital City Bank Group, Inc. #                            19,553
    540    Capital Corp. of the West                                  19,829
    340    Capital Crossing Bank #*                                   10,832
    600    Capitol Bancorp Ltd. #                                     28,050
  1,800    Cardinal Financial Corp.                                   24,354
    937    Cascade Bancorp #                                          27,688
  2,246    Cathay General Bancorp #                                   84,539
  3,600    Centennial Bank Holdings, Inc. #*                          42,120
    800    Center Financial Corp.                                     19,384
  1,476    Central Pacific Financial Corp.                            54,199
  1,393    Chemical Financial Corp.                                   45,008
  2,241    Chittenden Corp. #                                         64,922
    574    Citizens & Northern Corp. #                                13,891
  2,126    Citizens Banking Corp.                                     57,083
    301    City Bank #                                                14,009
    918    City Holding Co.                                           33,773
  2,127    City National Corp.                                       163,332
    818    Coastal Financial Corp. #                                  11,256
    967    CoBiz, Inc. #                                              19,920
  8,108    Colonial BancGroup, Inc.                                  202,700
    162    Colony Bankcorp, Inc. #                                     3,570
  1,007    Columbia Banking System, Inc. #                            33,694
  9,300    Commerce Bancorp, Inc. #                                  340,845
  3,361    Commerce Bancshares, Inc. #                               173,663
    357    Commercial Bankshares, Inc. #                              12,595
    360    Community Bancorp *                                        11,149
  1,624    Community Bank System, Inc.                                36,264
    939    Community Banks, Inc.                                      26,724
    671    Community Trust Bancorp, Inc.                              22,747
  1,081    Corus Bankshares, Inc. #                                   64,255
  2,925    Cullen/Frost Bankers, Inc.                                157,219
  2,810    CVB Financial Corp. #                                      48,051
  3,076    East-West Bancorp, Inc. #                                 118,580
    321    Enterprise Financial Services Corp. #*                      8,792
    500    EuroBancshares, Inc. *                                      5,895
    400    Farmers Capital Bank Corp. #                               12,648
    428    Financial Institutions, Inc. #                              8,085
    727    First Bancorp (North Carolina) #                           16,270
  3,962    First Bancorp (Puerto Rico)                                48,970
  1,005    First Busey Corp.                                          21,205
  1,688    First Charter Corp.                                        41,694
    300    First Citizens BancShares, Inc.                            57,900
  3,318    First Commonwealth Financial Corp. #                       48,642
115,612    First Community Bancorp, Inc. #                         6,666,188
    622    First Community Bancshares, Inc.                           19,892
  1,437    First Financial Bancorp                                    23,912
    800    First Financial Bankshares, Inc.                           30,640
    580    First Financial Corp.                                      17,284
    586    First Indiana Corp.                                        16,349
    819    First Merchants Corp.                                      21,720
  2,778    First Midwest Bancorp, Inc.                               101,591
    450    First Oak Brook Bancshares, Inc. #                         12,038
    129    First Regional Bancorp *                                   11,498
  1,179    First Republic Bank                                        44,590
    321    First South Bancorp, Inc. #                                12,156
    800    First State Bancorporation                                 21,248
  4,572    FirstMerit Corp. #                                        112,746
  3,122    FNB Corp. (Pennsylvania) #                                 53,386
    245    FNB Corp. (Virginia)                                        8,325
  3,512    Fremont General Corp. #                                    75,719
  1,305    Frontier Financial Corp. #                                 43,117
  8,809    Fulton Financial Corp. #                                  151,515
    875    GB&T Bancshares, Inc. #                                    19,556
    400    German American Bancorp                                     5,376
  1,770    Glacier Bancorp, Inc. #                                    54,958
  2,276    Gold Banc Corp., Inc.                                      41,696
    674    Great Southern Bancorp, Inc. #                             19,465
  2,863    Greater Bay Bancorp                                        79,420
    493    Greene County Bancshares, Inc.                             14,401
  1,462    Hancock Holding Co. #                                      68,012
  1,892    Hanmi Financial Corp.                                      34,170
  1,275    Harleysville National Corp. #                              28,993
    600    Heartland Financial USA, Inc. #                            14,160
    605    Heritage Commerce Corp.                                    15,125

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                                Value
-----------------------------------------------------------------------------
   425    IBERIABANK Corp.                                             24,042
   849    Independent Bank Corp. (Massachusetts)                       27,295
 1,276    Independent Bank Corp. (Michigan)                            36,302
   980    Integra Bank Corp. #                                         22,403
 1,219    Interchange Financial Services Corp. (New Jersey)            23,161
 2,232    International Bancshares Corp.                               64,125
 3,533    Investors Financial Services Corp. #                        165,592
 1,138    Irwin Financial Corp. #                                      21,998
   727    Lakeland Bancorp, Inc. #                                     11,312
   400    Lakeland Financial Corp. #                                   18,700
   440    Macatawa Bank Corp.                                          16,680
   964    Main Street Banks, Inc.                                      24,948
   519    MainSource Financial Group, Inc. #                            9,809
81,557    MB Financial Corp. #                                      2,887,118
   928    MBT Financial Corp. #                                        15,590
   525    Mercantile Bank Corp.                                        20,527
 6,286    Mercantile Bankshares Corp.                                 241,697
 1,306    Mid-State Bancshares #                                       38,436
   577    Midwest Banc Holdings, Inc. #                                14,967
 1,200    Nara Bancorp, Inc. #                                         21,060
 2,046    National Penn Bancshares, Inc. #                             43,539
   400    NBC Capital Corp. #                                           9,172
 1,805    NBT Bancorp, Inc. #                                          41,966
   545    Northern Empire Bancshares #*                                13,761
 3,798    Old National Bancorp #                                       82,189
   760    Old Second Bancorp, Inc.                                     24,951
   582    Omega Financial Corp. #                                      19,707
 1,065    Oriental Financial Group                                     15,389
 2,241    Pacific Capital Bancorp #                                    75,835
   646    Park National Corp. #                                        68,799
   483    Peapack Gladstone Financial Corp. #                          12,370
   339    Pennsylvania Commerce Bancorp, Inc. *                        10,221
   640    Peoples Bancorp, Inc. #                                      19,200
52,405    Pinnacle Financial Partners, Inc. #*                      1,437,993
   500    Placer Sierra Bancshares                                     14,275
   300    Preferred Bank (Los Angeles) #                               15,147
   551    Premierwest Bancorp #                                        10,194
   900    PrivateBancorp, Inc. #                                       37,341
 1,026    Prosperity Bancshares, Inc. #                                30,995
 1,816    Provident Bankshares Corp.                                   66,193
 1,837    R-G Financial Corp. Class B                                  23,256
   450    Renasant Corp. #                                             16,623
   600    Republic Bancorp, Inc. (Kentucky) #                          12,183
 3,612    Republic Bancorp, Inc. (Michigan)                            43,488
   266    Royal Bancshares of Pennsylvania #                            6,522
 1,276    S&T Bancorp, Inc. #                                          46,676
   687    Sandy Spring Bancorp, Inc. #                                 26,099
   427    Santander BanCorp                                            10,846
   303    SCBT Financial Corp. #                                       10,629
   691    Seacoast Banking Corp. of Florida                            20,115
   406    Security Bank Corp. #                                        10,260
   283    Sierra Bancorp #                                              7,290
   773    Signature Bank *                                             25,192
   657    Simmons First National Corp. #                               19,552
 5,186    Sky Financial Group, Inc.                                   137,429
 3,934    South Financial Group, Inc.                                 102,874
   607    Southside Bancshares, Inc. #                                 12,278
   600    Southwest Bancorp, Inc.                                      13,344
   535    State Bancorp, Inc. #                                         8,180
   400    State National Bancshares, Inc. #                            10,900
 1,203    Sterling Bancorp #                                           24,782
 2,121    Sterling Bancshares, Inc.                                    38,284
 1,352    Sterling Financial Corp.                                     29,528
   670    Suffolk Bancorp #                                            23,249
   398    Summit Bancshares, Inc.                                       7,669
   176    Summit Financial Group, Inc. #                                3,545
   578    Sun Bancorp, Inc. *                                          11,271
 2,241    Susquehanna Bancshares, Inc.                                 57,751
 1,884    SVB Financial Group #*                                       99,946
   570    SY Bancorp, Inc. #                                           15,059
   300    Taylor Capital Group, Inc. #                                 11,757
 7,178    TCF Financial Corp.                                         184,833
 1,010    Texas Capital Bancshares, Inc. #*                            24,240
 2,567    Texas Regional Bancshares, Inc. #                            75,713
 1,000    The Banc Corporation #*                                      11,850
   825    The Bancorp, Inc. #*                                         20,254
   335    Tompkins Trustco, Inc. #                                     16,130
   600    Trico Bancshares                                             16,992
 4,298    Trustco Bank Corp. #                                         52,307
 2,593    Trustmark Corp. #                                            82,043
 5,022    UCBH Holdings, Inc. #                                        95,016
   741    UMB Financial Corp.                                          52,040
 2,149    Umpqua Holdings Corp. #                                      61,246
   522    Union Bankshares Corp.                                       23,861
 2,085    United Bankshares, Inc.                                      79,793
 1,800    United Community Banks, Inc. #                               50,670
   307    United Security Bancshares, Inc. #                            8,225
   840    Univest Corp. of Pennsylvania #                              21,386
   887    USB Holding Co., Inc. #                                      20,348
 5,854    Valley National Bancorp                                     149,979
   437    Vineyard National Bancorp #                                  12,804
47,226    Virginia Commerce Bancorp, Inc. #*                        1,697,775
   274    Virginia Financial Group, Inc.                               10,965
 5,134    W Holding Co., Inc. #                                        40,405
   495    Washington Trust Bancorp, Inc. #                             13,895
 2,880    Webster Financial Corp. #                                   139,565
 1,250    WesBanco, Inc.                                               41,012
 1,037    West Bancorporation, Inc. #                                  20,564
   713    West Coast Bancorp #                                         19,928
 1,803    Westamerica Bancorp                                          93,612
   300    Western Alliance Bancorp *                                   11,145
   498    Western Sierra Bancorp                                       22,579
 3,353    Whitney Holding Corp.                                       118,897
 3,499    Wilmington Trust Corp.                                      151,682
 1,152    Wilshire Bancorp, Inc. #                                     21,416
78,709    Wintrust Financial Corp. #                                4,578,503

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                                 Value
-------------------------------------------------------------------------------
    597    Yardville National Bancorp #                                  21,970
     15    Zions Bancorporation                                           1,241
                                                                    -----------
                                                                     29,599,219
                                                                    -----------
BIOTECHNOLOGY - 2.0%

  6,800    Aastrom Biosciences, Inc. #*                                  13,804
  3,601    Affymetrix, Inc. #*                                          118,581
  1,738    Alexion Pharmaceuticals, Inc. #*                              61,560
  3,442    Applera Corp. - Celera Genomics Group *                       40,237
279,700    Arena Pharmaceuticals, Inc. #*                             5,065,367
  3,113    Ariad Pharmaceuticals, Inc. #*                                20,484
  2,200    Arqule, Inc. #*                                               12,628
    600    Barrier Therapeutics, Inc. #*                                  5,808
    832    Bio-Rad Laboratories, Inc. *                                  51,875
  1,176    Cambrex Corp. #                                               22,979
  2,405    Cell Genesys, Inc. #*                                         19,192
  3,816    Charles River Laboratories International, Inc. *             187,060
  1,112    Cotherix, Inc. #*                                             10,164
  3,091    CuraGen Corp. #*                                              15,486
  3,300    Curis, Inc. *                                                  7,854
  3,000    deCODE genetics, Inc. #*                                      26,010
    834    Digene Corp. #*                                               32,609
  1,181    Diversa Corp. #*                                              10,759
  3,361    Encysive Pharmaceuticals, Inc. #*                             16,435
  1,604    Enzo Biochem, Inc. #*                                         21,654
  2,704    Enzon Pharmaceuticals, Inc. *                                 21,902
235,300    Exact Sciences Corp. *                                       722,371
  3,925    Exelixis, Inc. #*                                             47,139
  1,377    Genitope Corp. #*                                             11,980
  2,903    Geron Corp. #*                                                24,124
    183    GTx, Inc. #*                                                   1,998
161,500    Human Genome Sciences, Inc. #*                             1,755,505
  3,156    ICOS Corp. #*                                                 69,590
  1,675    Illumina, Inc. #*                                             39,781
  2,488    Immunogen, Inc. #*                                            10,798
  5,463    Incyte Corp. #*                                               32,887
    985    Integra LifeSciences Holdings Corp. #*                        40,365
  1,059    InterMune, Inc. #*                                            19,634
  2,533    Invitrogen Corp. *                                           177,639
  1,369    Keryx Biopharmaceuticals, Inc. #*                             26,162
  4,391    Lexicon Genetics, Inc. *                                      24,326
  1,584    Lifecell Corp. #*                                             35,719
    280    Marshall Edwards, Inc. #*                                      1,562
  1,680    Martek Biosciences Corp. #*                                   55,155
  1,458    Maxygen, Inc. *                                               12,072
 16,400    Millennium Pharmaceuticals, Inc. *                           165,804
  2,887    Millipore Corp. *                                            210,924
    500    Momenta Pharmaceuticals, Inc. #*                               9,830
  8,000    Monogram Biosciences, Inc. #*                                 14,720
  1,092    Myogen, Inc. *                                                39,563
  1,837    Myriad Genetics, Inc. #*                                      47,927
  2,630    Nanogen, Inc. #*                                               7,943
  4,734    Nektar Therapeutics #*                                        96,479
    939    Northfield Laboratories, Inc. #*                               9,390
  6,016    PDL BioPharma, Inc. #*                                       197,325
  1,534    Regeneron Pharmaceuticals, Inc. #*                            25,511
  4,200    Savient Pharmaceuticals, Inc. *                               22,386
  1,584    Seattle Genetics, Inc. #*                                      8,174
  1,924    Serologicals Corp. #*                                         47,061
  4,300    StemCells, Inc. #*                                            15,394
  2,637    SuperGen, Inc. #*                                             14,978
  2,485    Telik, Inc. #*                                                48,110
    281    Tercica, Inc. #*                                               1,883
  5,690    Vertex Pharmaceuticals, Inc. #*                              208,197
                                                                    -----------
                                                                     10,082,854
                                                                    -----------
BUILDING & CONSTRUCTION - 1.9%

    527    Aaon, Inc. #*                                                 12,601
  1,804    Apogee Enterprises, Inc.                                      30,452
  2,127    Beazer Homes USA, Inc. #                                     139,744
    763    Brookfield Homes Corp.                                        39,569
    900    Builders FirstSource, Inc. *                                  20,439
  3,611    Champion Enterprises, Inc. #*                                 54,021
    875    Coachmen Industries, Inc.                                      9,958
  1,759    Comfort Systems USA, Inc. #                                   23,746
    720    Drew Industries, Inc. #*                                      25,596
  1,843    Dycom Industries, Inc. #*                                     39,164
  2,993    Eagle Materials, Inc. #                                      190,834
    920    ElkCorp #                                                     31,050
  1,496    EMCOR Group, Inc. *                                           74,291
194,978    Fleetwood Enterprises, Inc. #*                             2,177,904
  2,516    Florida Rock Industries, Inc.                                141,450
  1,334    Genlyte Group, Inc. *                                         90,899
  1,712    Granite Construction, Inc.                                    83,340
  1,662    Hovnanian Enterprises, Inc. #*                                73,012
    900    Infrasource Services, Inc. #*                                 15,489
  1,430    Insituform Technologies, Inc. *                               38,038
    700    Interline Brands, Inc. *                                      17,661
  3,054    Jacobs Engineering Group, Inc. *                             264,904
  1,759    Lafarge North America, Inc. #                                147,756
    718    Layne Christensen Co. *                                       24,067
  2,806    Lennox International, Inc.                                    83,787
    957    Levitt Corp. #                                                21,092
  1,194    LSI Industries, Inc.                                          20,346
    686    M/I Homes, Inc. #                                             32,242
  2,472    Martin Marietta Materials, Inc.                              264,578
  1,636    MDC Holdings, Inc. #                                         105,211
  1,272    Meritage Homes Corp. #*                                       69,909
    260    Mestek, Inc. #*                                                3,271
  1,757    Monaco Coach Corp. #                                          23,544
  1,165    NCI Building Systems, Inc. #*                                 69,632
    380    Palm Harbor Homes, Inc. #*                                     8,143
    800    Perini Corp. #*                                               24,296
  2,546    Ryland Group, Inc.                                           176,692
101,484    Shaw Group, Inc. *                                         3,085,114
  1,782    Simpson Manufacturing Co., Inc.                               77,161
    288    Skyline Corp.                                                 11,917
  3,522    Standard-Pacific Corp. #                                     118,410

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                             Value
--------------------------------------------------------------------------
    892    Technical Olympic USA, Inc. #                            18,152
  1,221    Texas Industries, Inc.                                   73,858
  1,723    Thor Industries, Inc.                                    91,939
    547    Trex Co., Inc. #*                                        17,340
    909    Universal Forest Products, Inc.                          57,712
  2,267    URS Corp. *                                              91,247
  1,963    USG Corp. #*                                            186,406
 13,000    Washington Group International, Inc. #                  746,070
  2,000    WCI Communities, Inc. #*                                 55,640
     97    William Lyon Homes, Inc. #*                               9,281
    900    Williams Scotsman International, Inc. *                  22,545
  1,618    Winnebago Industries #                                   49,090
                                                                ----------
                                                                 9,380,610
                                                                ----------
BUSINESS SERVICES & SUPPLIES - 1.5%

  1,156    Administaff, Inc.                                        62,840
    838    CDI Corp. #                                              24,109
    498    Compx International, Inc. #                               8,043
190,500    Cross Country Healthcare, Inc. *                      3,688,080
  1,476    Gevity HR, Inc.                                          36,103
  1,321    Global Imaging Systems, Inc. *                           50,172
  1,150    Heidrick & Struggles International, Inc. *               41,722
  3,844    Herman Miller, Inc.                                     124,584
  1,859    Hewitt Associates, Inc. #*                               55,287
  2,900    HNI Corp.                                               171,100
  1,262    Hudson Highland Group, Inc. #*                           23,902
150,996    IKON Office Solutions, Inc. #                         2,151,693
 31,984    Interface, Inc. *                                       441,699
    836    Kelly Services, Inc.                                     22,714
  1,610    Kforce, Inc. *                                           20,527
    800    Knoll, Inc.                                              17,056
  1,630    Korn/Ferry International #*                              33,236
  3,029    Labor Ready, Inc. *                                      72,545
  5,766    MPS Group, Inc. *                                        88,220
  2,298    Resources Connection, Inc. #*                            57,243
  2,851    Spherion Corp. *                                         29,650
  3,036    Steelcase, Inc. #                                        54,648
    800    TRM Corp. #*                                              5,384
                                                                ----------
                                                                 7,280,557
                                                                ----------
CHEMICALS - 1.2%

  3,390    Airgas, Inc.                                            132,515
  2,063    Albemarle Corp. #                                        93,557
    766    American Vanguard Corp. #                                23,401
  1,280    Arch Chemicals, Inc.                                     38,912
    472    Balchem Corp.                                            10,889
  3,266    Cabot Corp.                                             111,011
  1,163    Cabot Microelectronics Corp. #*                          43,147
  2,400    Celanese Corp. #                                         50,328
  2,400    CF Industries Holdings, Inc.                             40,776
133,001    Chemtura Corp.                                        1,566,752
  2,143    Cytec Industries, Inc. #                                128,602
  6,554    Engelhard Corp.                                         259,604
  1,930    Ferro Corp. #                                            38,600
  2,047    FMC Corp.                                               126,873
  1,617    Georgia Gulf Corp.                                       42,026
  1,380    HB Fuller Co. #                                          70,849
  6,269    Hercules, Inc. #*                                        86,512
  2,900    Huntsman Corp. *                                         55,970
    641    Innospec, Inc.                                           16,429
  4,958    International Flavors & Fragrances, Inc.                170,159
    272    Kronos Worldwide, Inc. #                                  8,258
  3,566    Lubrizol Corp.                                          152,803
  1,761    MacDermid, Inc.                                          56,616
  1,152    Minerals Technologies, Inc. #                            67,288
    900    NewMarket Corp.                                          42,831
    521    NL Industries #                                           5,538
  3,498    Olin Corp.                                               75,102
 26,234    OM Group, Inc. #*                                       603,382
    800    Pioneer Cos, Inc. #*                                     24,400
  4,152    PolyOne Corp. *                                          38,697
  1,200    Rockwood Holdings, Inc. *                                27,624
  6,407    RPM International, Inc.                                 114,942
  1,388    Schulman A, Inc.                                         34,353
  2,207    Sensient Technologies Corp. #                            39,836
  3,600    Sigma-Aldrich Corp. #                                   236,844
 40,795    Spartech Corp. #                                        979,080
    273    Stepan Co.                                                8,067
  1,578    Symyx Technologies *                                     43,774
  4,263    Terra Industries, Inc. #*                                30,054
  1,300    Tronox, Inc. #                                           22,048
  1,700    UAP Holding Corp.                                        36,550
    648    Valhi, Inc. #                                            11,470
  5,460    Valspar Corp.                                           152,170
  1,873    Wellman, Inc. #                                          11,912
    700    Westlake Chemical Corp.                                  24,185
  3,868    WR Grace & Co. #*                                        51,445
    800    Zoltek Companies, Inc. #*                                18,288
                                                                ----------
                                                                 6,024,469
                                                                ----------
COMMERCIAL SERVICES - 6.7%

  1,830    Aaron Rents, Inc.                                        49,721
  2,137    ABM Industries, Inc.                                     40,966
    595    ACE Cash Express, Inc. *                                 14,810
  4,788    Adesa, Inc. #                                           128,031
  4,000    Advance America Cash Advance Centers, Inc. #             57,520
112,900    Advisory Board Co. #*                                 6,296,433
120,722    Albany Molecular Research, Inc. #*                    1,226,536
  2,379    Alderwoods Group, Inc. *                                 42,584
  4,458    Alliance Data Systems Corp. #*                          208,501
  1,534    Arbitron, Inc.                                           51,880
    400    Bankrate, Inc. #*                                        17,424
  1,371    Banta Corp.                                              71,265
297,576    BearingPoint, Inc. #*                                 2,526,420
  1,543    Bowne & Co., Inc.                                        25,722
  5,400    Career Education Corp. #*                               203,742
  3,917    Cbiz, Inc. *                                             31,336
  1,100    Central Parking Corp. #                                  17,600

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                              Value
----------------------------------------------------------------------------
  2,500    Cenveo, Inc. #*                                            41,450
  1,408    Chemed Corp.                                               83,551
149,700    ChoicePoint, Inc. #*                                    6,699,075
    900    Clark, Inc. #                                              10,629
  1,800    Coinmach Service Corp. Class A                             17,634
  1,512    Coinstar, Inc. #*                                          39,176
    618    Consolidated Graphics, Inc. *                              32,210
  7,624    Convergys Corp. #*                                        138,833
  2,163    Corporate Executive Board Co.                             218,247
  2,095    Corrections Corp. of America *                             94,694
    796    CoStar Group, Inc. #*                                      41,304
    699    CRA International, Inc. #*                                 34,433
  2,503    Deluxe Corp.                                               65,504
  1,617    DiamondCluster International, Inc. *                       17,302
  1,228    Dollar Thrifty Automotive Group *                          55,751
  1,323    Electro Rent Corp. *                                       22,491
  2,100    Enersys #*                                                 28,980
  6,816    Equifax, Inc.                                             253,828
    161    Escala Group, Inc. #*                                       4,217
  1,713    Euronet Worldwide, Inc. #*                                 64,803
    637    Exponent, Inc. *                                           20,161
  9,336    Fidelity National Information Services, Inc.              378,575
    570    First Advantage Corp. #*                                   13,783
    796    Forrester Research, Inc. *                                 17,767
  1,844    FTI Consulting, Inc. #*                                    52,609
150,158    Gartner, Inc. #*                                        2,094,704
    618    Geo Group, Inc. *                                          20,604
  1,200    Global Cash Access, Inc. #*                                21,024
  2,400    Gold Kist, Inc. *                                          30,336
    800    H&E Equipment Services, Inc. *                             23,636
105,625    Healthcare Services Group #                             2,256,150
    600    Heartland Payment Systems, Inc. *                          14,862
    500    Huron Consulting Group, Inc. #*                            15,145
  1,742    Interactive Data Corp. *                                   40,937
 19,900    iPayment, Inc. *                                          852,715
  5,704    Iron Mountain, Inc. *                                     232,381
  1,700    Jackson Hewitt Tax Service, Inc.                           53,686
    500    Kenexa Corp. *                                             15,375
    590    Landauer, Inc. #                                           29,630
    998    LECG Corp. *                                               19,231
  1,527    Magellan Health Services, Inc. *                           61,798
  4,700    Manpower, Inc.                                            268,746
    996    MAXIMUS, Inc.                                              35,836
  1,022    Mcgrath Rentcorp                                           30,721
    995    Midas, Inc. *                                              21,761
    600    Monro Muffler, Inc.                                        22,284
    600    Morningstar, Inc. #*                                       26,862
  2,349    Navigant Consulting, Inc. #*                               50,151
  1,650    NCO Group, Inc. *                                          39,187
  2,500    Odyssey Marine Exploration, Inc. #*                         9,175
125,900    On Assignment, Inc. *                                   1,382,382
  1,164    Parexel International Corp. *                              30,776
  5,230    Pharmaceutical Product Development, Inc.                  181,010
  2,600    PHH Corp. *                                                69,420
    620    Pre-Paid Legal Services, Inc. #                            21,998
  2,693    PRG-Schultz International, Inc. #*                          1,642
    720    Providence Service Corp. *                                 23,414
  6,417    Quanta Services, Inc. #*                                  102,800
  3,928    Rent-A-Center, Inc. *                                     100,518
  1,102    Rent-Way, Inc. #*                                           7,945
  9,100    Robert Half International, Inc. #                         351,351
  1,755    Rollins, Inc.                                              35,521
  1,382    Senomyx, Inc. #*                                           22,748
 16,651    Service Corp. International                               129,878
 15,310    ServiceMaster Co. #                                       200,867
  1,196    SFBC International, Inc. #*                                29,158
  2,054    Sotheby's Holdings #*                                      59,648
  2,152    Source Interlink Companies, Inc. #*                        24,533
  1,029    Sourcecorp *                                               24,809
    717    Startek, Inc.                                              16,893
  4,895    Stewart Enterprises, Inc.                                  27,950
  1,530    TeleTech Holdings, Inc. #*                                 16,998
    881    TNS, Inc. *                                                18,660
  3,571    United Rentals, Inc. #*                                   123,199
  2,719    Valassis Communications, Inc. *                            79,857
    300    Vertrue, Inc. #*                                           12,540
  1,078    Viad Corp.                                                 36,954
    496    Volt Information Sciences, Inc. *                          15,158
  2,068    Watson Wyatt & Co. Holdings #                              67,375
144,800    Wright Express Corp. *                                  4,061,640
                                                                 -----------
                                                                  33,022,077
                                                                 -----------
COMPUTERS & INFORMATION - 1.7%

    445    3D Systems Corp. *                                          9,510
  2,868    Advanced Digital Information Corp. #*                      25,181
  1,544    Agilysys, Inc.                                             23,253
 17,849    Ansoft Corp. #*                                           744,125
  1,500    Anteon International Corp. *                               81,840
  6,621    BISYS Group, Inc. *                                        89,251
 14,900    Brocade Communications Systems, Inc. #*                    99,532
  1,625    CACI International, Inc. #*                               106,844
 14,910    Cadence Design Systems, Inc. #*                           275,686
    374    Catapult Communications Corp. *                             4,974
  7,857    Ceridian Corp. *                                          199,961
  3,140    Ciber, Inc. #*                                             20,033
    480    COMSYS IT Partners, Inc. #*                                 5,227
  1,522    Covansys Corp. *                                           26,163
  3,833    Diebold, Inc.                                             157,536
 58,500    Dot Hill Systems Corp. #*                                 415,350
  3,400    DST Systems, Inc. #*                                      196,996
108,950    Echelon Corp. #*                                        1,028,488
  2,968    Electronics for Imaging #*                                 83,015
  1,909    Factset Research Systems, Inc.                             84,664
 13,728    Gateway, Inc. #*                                           30,064
  1,238    Hutchinson Technology, Inc. #*                             37,351
  1,200    iGate Corp. *                                               7,080
    900    IHS, Inc. *                                                24,615

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                            Value
-------------------------------------------------------------------------
  1,630    Imation Corp.                                           69,943
    508    Integral Systems, Inc.                                  13,711
  1,532    Intergraph Corp. *                                      63,823
  2,279    InterVoice, Inc. *                                      19,622
  4,006    Jack Henry & Associates, Inc.                           91,617
  1,600    Kanbay International, Inc. #*                           24,416
  1,548    Komag, Inc. #*                                          73,685
  1,550    Kronos, Inc. *                                          57,955
  4,150    Lexar Media, Inc. #*                                    35,607
  1,500    Magma Design Automation, Inc. #*                        12,975
  1,552    Manhattan Associates, Inc. #*                           34,144
262,848    Maxtor Corp. #*                                      2,512,827
  7,031    McData Corp. #*                                         32,483
  4,425    Mentor Graphics Corp. *                                 48,896
    871    Mercury Computer Systems, Inc. #*                       14,110
  1,888    Micros Systems, Inc. *                                  86,980
  1,922    Mobility Electronics, Inc. #*                           16,010
  1,153    MTS Systems Corp.                                       48,230
  2,857    National Instruments Corp.                              93,195
    800    Ness Technologies, Inc. *                               10,072
  1,196    Netscout Systems, Inc. #*                               10,884
  4,568    Palm, Inc. #*                                          105,795
    450    PAR Technology Corp. #*                                  7,983
  3,955    Perot Systems Corp. *                                   61,540
  9,562    Quantum Corp. #*                                        35,762
    500    Rackable Systems, Inc. *                                26,425
  1,588    Radiant Systems, Inc. *                                 21,470
  1,321    Radisys Corp. #*                                        26,222
  3,099    Reynolds & Reynolds Co.                                 88,012
    479    Rimage Corp. *                                          10,816
    498    SI International, Inc. #*                               17,505
  5,492    Silicon Storage Technology, Inc. #*                     24,055
  1,658    SRA International, Inc. *                               62,556
    542    Stratasys, Inc. #*                                      15,978
  1,417    SYKES Enterprises, Inc. *                               20,093
    980    Synaptics, Inc. *                                       21,550
  7,600    Synopsys, Inc. #*                                      169,860
    413    Syntel, Inc. #                                           7,814
  1,321    Talx Corp.                                              37,622
  1,492    Tyler Technologies, Inc. #*                             16,412
 18,300    Unisys Corp. *                                         126,087
 11,177    Western Digital Corp. #*                               217,169
                                                               ----------
                                                                8,268,650
                                                               ----------
CONTAINERS & PACKAGING - 0.5%

  5,554    Ball Corp.                                             243,432
  5,594    Bemis Co.                                              176,659
  1,088    Chesapeake Corp.                                        15,101
  8,869    Crown Holdings, Inc. *                                 157,336
  3,649    Graphic Packaging Corp. *                                7,553
    909    Greif, Inc.                                             62,194
  1,534    Mobile Mini, Inc. *                                     47,431
  8,031    Owens-Illinois, Inc. *                                 139,498
  3,031    Packaging Corp. of America                              68,016
  7,953    Pactiv Corp. *                                         195,167
  4,400    Sealed Air Corp.                                       254,628
  1,166    Silgan Holdings, Inc. #                                 46,838
 82,300    Smurfit-Stone Container Corp. #*                     1,116,811
  5,255    Sonoco Products Co.                                    177,987
                                                               ----------
                                                                2,708,651
                                                               ----------
COSMETICS & PERSONAL CARE - 0.1%

  3,900    Alberto-Culver Co.                                     172,497
    903    Chattem, Inc. #*                                        33,998
  1,135    Elizabeth Arden, Inc. #*                                26,468
    247    Inter Parfums, Inc. #                                    4,923
    400    Parlux Fragrances, Inc. #*                              12,900
  9,958    Revlon, Inc. #*                                         31,467
    733    Water Pik Technologies, Inc. *                          20,311
                                                               ----------
                                                                  302,564
                                                               ----------
DISTRIBUTION & WHOLESALE - 0.5%

  1,607    Aviall, Inc. *                                          61,194
    800    Beacon Roofing Supply, Inc. #*                          32,512
  1,900    Bell Microproducts, Inc. #*                             11,704
    700    BlueLinx Holdings, Inc. #                               11,200
  2,314    Brightpoint, Inc. *                                     71,873
  1,408    Building Material Holding Corp. #                       50,181
    880    Central European Distribution Corp. #*                  33,836
  6,648    Fastenal Co. #                                         314,716
  1,385    Handleman Co.                                           13,296
    459    Huttig Building Products, Inc. #*                        4,273
  6,862    Ingram Micro, Inc. *                                   137,240
  2,018    LKQ Corp. #*                                            41,995
    400    MWI Veterinary Supply, Inc. *                           13,160
  1,301    Navarre Corp. #*                                         5,581
    665    Nuco2, Inc. #*                                          21,107
  2,159    Owens & Minor, Inc.                                     70,750
    704    Scansource, Inc. #*                                     42,529
  2,738    SCP Pool Corp. #                                       128,440
 26,165    Tech Data Corp. *                                      965,750
  1,817    United Stationers, Inc. *                               96,483
  1,237    Watsco, Inc.                                            87,889
  1,768    WESCO International, Inc. #*                           120,242
                                                               ----------
                                                                2,335,951
                                                               ----------
DIVERSIFIED FINANCIAL SERVICES - 1.4%

 18,341    Accredited Home Lenders Holding Co. #*                 938,692
    857    Advanta Corp. Class B                                   31,598
  1,771    Affiliated Managers Group #*                           188,806
  4,000    AG Edwards, Inc. #                                     199,440
  6,930    Allied Capital Corp. #                                 212,058
  6,291    American Capital Strategies Ltd. #                     221,192
  7,398    AmeriCredit Corp. *                                    227,341
  3,140    Apollo Investment Corp.                                 55,923
  1,850    Ares Capital Corp.                                      31,783
    389    Asset Acceptance Capital Corp. #*                        7,574
    384    Asta Funding, Inc. #                                    12,772
    214    BKF Capital Group, Inc. #                                2,782

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                              Value
---------------------------------------------------------------------------
  1,100    Calamos Asset Management, Inc. Class A                    41,140
    200    Capital Southwest Corp. #                                 19,100
  5,227    CapitalSource, Inc. #                                    130,048
  2,263    CharterMac                                                45,939
    600    Cohen & Steers, Inc. #                                    14,700
  1,267    CompuCredit Corp. #*                                      46,638
  4,107    Doral Financial Corp. #                                   47,436
  7,026    Eaton Vance Corp.                                        192,372
    884    Encore Capital Group, Inc. #*                             13,039
  1,654    eSpeed, Inc. #*                                           13,182
    706    Federal Agricultural Mortgage Corp. Class C #             20,771
  4,481    Federated Investors, Inc. Class B                        174,983
  1,390    Financial Federal Corp. #                                 40,727
  1,245    First Marblehead Corp. #                                  53,846
  6,819    Friedman Billings Ramsey Group, Inc. #                    63,962
    468    GAMCO Investors, Inc.                                     18,697
    300    GFI Group, Inc. #*                                        15,573
    500    Gladstone Capital Corp. #                                 10,775
  1,200    Gladstone Investment Corp.                                18,120
    600    Greenhill & Co., Inc. #                                   39,666
    975    Harris & Harris Group, Inc. #*                            13,601
  3,422    IndyMac Bancorp, Inc. #                                  140,062
  1,100    IntercontinentalExchange, Inc. #*                         75,955
    493    International Securities Exchange, Inc. #                 20,533
  2,157    Investment Technology Group, Inc. *                      107,419
 11,884    Janus Capital Group, Inc.                                275,352
  2,726    Jefferies Group, Inc.                                    159,471
  5,898    Knight Capital Group, Inc. *                              82,159
  3,084    LaBranche & Co., Inc. #*                                  48,758
  4,236    Leucadia National Corp. #                                252,720
  1,600    MarketAxess Holdings, Inc. *                              19,248
    209    Marlin Business Services, Inc. *                           4,619
  2,969    MCG Capital Corp. #                                       41,893
  4,712    MoneyGram International, Inc.                            144,753
  2,800    Nasdaq Stock Market, Inc. *                              112,112
  1,904    National Financial Partners Corp. #                      107,614
    837    Nelnet, Inc. #*                                           34,861
  1,000    NGP Capital Resources Co. #                               13,600
  2,748    Nuveen Investments, Inc. #                               132,316
    200    NYSE Group, Inc. #*                                       15,850
  1,200    optionsXpress Holdings, Inc. #                            34,896
 20,228    Piper Jaffray Cos. *                                   1,112,540
    900    Portfolio Recovery Associates, Inc. #*                    42,147
  5,184    Raymond James Financial, Inc.                            153,239
    484    Sanders Morris Harris Group, Inc.                          7,763
    590    Stifel Financial Corp. #*                                 25,765
    242    Student Loan Corp. #                                      56,386
    826    SWS Group, Inc.                                           21,600
  1,034    Technology Investment Capital Corp. #                     15,034
    225    United PanAm Financial Corp. *                             6,952
  3,756    Waddell & Reed Financial, Inc.                            86,764
  2,008    Walter Industries, Inc. #                                133,773
    952    World Acceptance Corp. *                                  26,085
                                                                 ----------
                                                                  6,676,515
                                                                 ----------
EDUCATION - 1.1%

  1,282    Bright Horizons Family Solutions, Inc. *                  49,652
  4,334    Corinthian Colleges, Inc. #*                              62,410
  3,293    DeVry, Inc. #*                                            74,982
  1,100    Educate, Inc. #*                                           9,372
 64,158    Education Management Corp. *                           2,668,973
  2,513    ITT Educational Services, Inc. *                         160,958
  2,639    Laureate Education, Inc. *                               140,870
    596    Learning Tree International, Inc. #*                       7,223
    751    Strayer Education, Inc. #                                 76,797
 74,986    Universal Technical Institute, Inc. #*                 2,257,078
                                                                 ----------
                                                                  5,508,315
                                                                 ----------
ELECTRICAL EQUIPMENT - 0.9%

  1,896    Advanced Energy Industries, Inc. *                        26,790
  1,229    Allete, Inc.                                              57,271
  1,541    American Superconductor Corp. #*                          17,490
  3,626    Ametek, Inc.                                             163,025
  2,227    Artesyn Technologies, Inc. #*                             24,386
  2,420    Belden CDT, Inc. #                                        65,897
  1,382    C&D Technologies, Inc. #                                  12,770
  1,000    Color Kinetics, Inc. #*                                   21,180
    973    Encore Wire Corp. #*                                      32,965
  3,452    Energizer Holdings, Inc. #*                              182,956
  1,509    Energy Conversion Devices, Inc. #*                        74,213
  2,795    General Cable Corp. *                                     84,772
279,558    GrafTech International Ltd. #*                         1,705,304
  3,223    Hubbell, Inc. - Class B #                                165,211
  2,407    Intermagnetics General Corp. #*                           60,295
  1,350    Littelfuse, Inc. *                                        46,076
    785    Medis Technologies Ltd. #*                                18,314
    285    Powell Industries, Inc. #*                                 6,207
  4,436    Power-One, Inc. #*                                        31,939
    760    Superior Essex, Inc. *                                    19,334
126,653    Ultralife Batteries, Inc. #*                           1,627,491
  1,073    Universal Display Corp. #*                                15,430
  3,118    Valence Technology, Inc. #*                                7,764
  1,150    Vicor Corp. #                                             22,690
    964    Wilson Greatbatch Technologies, Inc. #*                   21,121
                                                                 ----------
                                                                  4,510,891
                                                                 ----------
ELECTRONICS - 5.3%

    500    American Science & Engineering, Inc. #*                   46,700
  4,575    Amphenol Corp.                                           238,723
    752    Analogic Corp.                                            49,782
 10,300    Applera Corp. - Applied Biosystems Group                 279,542
  6,194    Arrow Electronics, Inc. *                                199,880
  7,639    Avnet, Inc. *                                            193,878

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                           Value
-------------------------------------------------------------------------
  2,900    AVX Corp. #                                             51,330
    407    Badger Meter, Inc.                                      23,191
    648    Bel Fuse, Inc. Class B                                  22,699
  2,320    Benchmark Electronics, Inc. *                           88,972
  2,284    Brady Corp.                                             85,559
  1,792    Checkpoint Systems, Inc. *                              48,169
  1,300    Cogent, Inc. #*                                         23,842
171,197    Coherent, Inc. #*                                    6,010,727
  2,178    CTS Corp. #                                             29,142
  1,040    Cubic Corp.                                             24,898
  2,005    Cymer, Inc. *                                           91,107
 49,512    Daktronics, Inc. #                                   1,807,188
  1,162    Dionex Corp. *                                          71,440
  1,600    Dolby Laboratories, Inc. *                              33,440
  1,340    Electro Scientific Industries, Inc. *                   29,654
    554    Excel Technology, Inc. #*                               16,326
    900    Fargo Electronics, Inc. #*                              15,219
    620    Faro Technologies, Inc. #*                               8,835
  1,038    FEI Co. #*                                              20,604
  3,364    Flir Systems, Inc. #*                                   95,571
  8,434    Gentex Corp. #                                         147,258
  4,158    Identix, Inc. #*                                        33,098
211,162    II-VI, Inc. #*                                       3,819,921
  2,200    International DisplayWorks, Inc. #*                     14,410
  1,700    Ionatron, Inc. #*                                       22,967
  1,370    Itron, Inc. *                                           81,995
308,514    Keithley Instruments, Inc. #                         4,738,775
  3,940    Kemet Corp. #*                                          37,312
    295    LaBarge, Inc. #*                                         4,410
    946    LeCroy Corp. *                                          14,805
  1,025    LoJack Corp. *                                          24,580
    795    Measurement Specialties, Inc. #*                        20,789
  2,280    Methode Electronics, Inc.                               24,829
    600    Metrologic Instruments, Inc. *                          13,878
  2,368    Mettler Toledo International, Inc. *                   142,885
    908    Molecular Devices Corp. *                               30,109
    500    Multi-Fineline Electronix, Inc. #*                      29,245
    979    OSI Systems, Inc. #*                                    20,686
  1,102    Park Electrochemical Corp.                              32,509
  1,802    Paxar Corp. *                                           35,265
  6,950    PerkinElmer, Inc.                                      163,116
  1,096    Photon Dynamics, Inc. *                                 20,550
  2,372    Plexus Corp. *                                          89,116
    837    Rofin-Sinar Technologies, Inc. *                        45,307
 65,229    Rogers Corp. #*                                      3,553,676
 28,800    Sanmina-SCI Corp. *                                    118,080
497,120    Solectron Corp. #*                                   1,988,480
  1,571    Sonic Solutions, Inc. *                                 28,451
  2,000    Spatialight, Inc. #*                                     7,080
 12,917    Symbol Technologies, Inc. #                            136,662
    400    Sypris Solutions, Inc. #                                 3,772
  3,010    Taser International, Inc. #*                            31,876
  1,863    Technitrol, Inc. #                                      44,675
  4,504    Tektronix, Inc.                                        160,838
  8,700    Thermo Electron Corp. *                                322,683
  3,122    Thomas & Betts Corp. *                                 160,408
  2,744    Trimble Navigation Ltd. *                              123,617
  2,725    TTM Technologies, Inc. #*                               39,485
  1,817    Varian, Inc. *                                          74,824
    879    Viisage Technology, Inc. #*                             15,391
  8,992    Vishay Intertechnology, Inc. #*                        128,046
  1,431    Watts Water Technologies, Inc. #                        52,003
  1,563    Woodward Governor Co.                                   51,970
  1,209    X-Rite, Inc. #                                          16,056
                                                              -----------
                                                               26,272,306
                                                              -----------
ENTERTAINMENT & LEISURE - 0.8%

    732    Ambassadors Group, Inc.                                 18,593
    618    Arctic Cat, Inc.                                        14,869
  2,332    Bally Technologies, Inc. *                              39,621
  1,241    Bluegreen Corp. *                                       16,406
  5,199    Brunswick Corp.                                        202,033
  4,302    Callaway Golf Co. #                                     73,994
    586    Carmike Cinemas, Inc. #                                 14,140
    367    Churchill Downs, Inc.                                   14,063
    325    Dover Downs Gaming & Entertainment, Inc. #               7,075
    981    Dover Motorsports, Inc.                                  5,386
  1,900    DreamWorks Animation SKG, Inc. *                        50,255
    132    Escalade, Inc. #                                         1,464
  1,980    Gaylord Entertainment Co. #*                            89,852
  1,200    Great Wolf Resorts, Inc. #*                             13,908
  6,562    GTECH Holdings Corp.                                   223,436
  8,257    Hasbro, Inc. #                                         174,223
  1,904    International Speedway Corp.                            96,914
    992    Isle of Capri Casinos, Inc. #*                          33,014
  1,153    Jakks Pacific, Inc. *                                   30,831
  2,134    K2, Inc. #*                                             26,782
  2,199    Leapfrog Enterprises, Inc. #*                           23,353
  1,100    Life Time Fitness, Inc. #*                              51,535
  2,730    Macrovision Corp. #*                                    60,469
  2,500    Magna Entertainment Corp. #*                            16,975
  1,024    Marine Products Corp. #                                 11,254
  3,746    Marvel Entertainment, Inc. #*                           75,370
  1,582    Multimedia Games, Inc. #*                               23,540
  1,872    Nautilus Group, Inc. #                                  27,986
  1,626    Pegasus Solutions, Inc. *                               15,301
  3,616    Penn National Gaming, Inc. *                           152,523
  2,601    Pinnacle Entertainment, Inc. *                          73,270
  2,319    Polaris Industries, Inc. #                             126,525
  2,500    Progressive Gaming International Corp. *                23,925
  1,079    RC2 Corp. *                                             42,955
 21,500    Regal Entertainment Group #                            404,415
  6,964    Sabre Holdings Corp.                                   163,863
  3,216    Scientific Games Corp. #*                              112,978
  1,950    Shuffle Master, Inc. #*                                 69,693
127,111    Six Flags, Inc. #*                                   1,293,990
    938    Speedway Motorsports, Inc.                              35,841

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                            Value
--------------------------------------------------------------------------
    464    Steinway Musical Instruments *                           14,950
  1,128    Sunterra Corp. #*                                        16,108
  1,768    Topps Co., Inc.                                          15,505
  1,489    Vail Resorts, Inc. #*                                    56,910
  1,500    Warner Music Group Corp. #                               32,535
  1,202    WMS Industries, Inc. #*                                  36,180
                                                              ------------
                                                                 4,124,808
                                                              ------------
ENVIRONMENTAL SERVICES - 2.1%

  1,700    Aleris International, Inc. *                             81,719
113,600    Allied Waste Industries, Inc. #*                      1,390,464
    613    American Ecology Corp. #                                 12,493
 80,576    Calgon Carbon Corp. #                                   495,542
    843    Casella Waste Systems, Inc. *                            11,979
  1,000    Clean Harbors, Inc. *                                    29,670
  5,974    Covanta Holding Corp. *                                  99,587
  3,500    Darling International, Inc. *                            16,380
    500    Duratek, Inc. *                                          10,950
  1,700    Evergreen Solar, Inc. #*                                 26,180
263,838    FuelCell Energy, Inc. #*                              3,026,222
 67,855    Headwaters, Inc. #*                                   2,699,950
  3,796    KFX, Inc. *                                              69,087
  1,048    Metal Management, Inc.                                   33,169
  1,375    Mine Safety Appliances Co. #                             57,750
  4,600    Nalco Holding Co. *                                      81,420
    110    Pacific Ethanol, Inc. #*                                  2,375
  2,017    Plug Power, Inc. #*                                      10,085
  3,200    Quantum Fuel Systems Technologies
           Worldwide, Inc. #*                                       11,456
  2,358    Stericycle, Inc. *                                      159,448
    300    Sunpower Corp. #*                                        11,448
  2,074    Syntroleum Corp. #*                                      17,152
112,162    Tetra Tech, Inc. *                                    2,141,173
  2,567    Waste Connections, Inc. #*                              102,192
      7    Waste Industries USA, Inc. #                                152
  4,300    Waste Services, Inc. #*                                  13,545
                                                              ------------
                                                                10,611,588
                                                              ------------
FOOD, BEVERAGE & TOBACCO - 2.1%

    300    Alico, Inc. #                                            13,632
  5,749    Alliance One International, Inc. #                       27,940
    980    American Italian Pasta Co. #                              6,135
    266    Andersons, Inc.                                          20,809
    100    Arden Group, Inc.                                         9,293
    549    Boston Beer Co., Inc. *                                  14,279
  2,479    Chiquita Brands International, Inc. #                    41,573
    327    Coca-Cola Bottling Co. Consolidated                      15,042
  4,118    Corn Products International, Inc. #                     121,769
 10,765    Del Monte Foods Co.                                     127,673
  1,961    Delta & Pine Land Co.                                    59,144
    500    Diamond Foods, Inc.                                       8,585
    500    Farmer Bros Co. #                                        11,150
  2,812    Flowers Foods, Inc. #                                    83,516
  1,080    Great Atlantic & Pacific Tea Co. *                       37,724
    122    Green Mountain Coffee Roasters, Inc. *                    4,846
114,322    Hain Celestial Group, Inc. #*                         2,994,093
    736    Hansen Natural Corp. #*                                  92,773
  4,000    Hormel Foods Corp.                                      135,200
    600    Ingles Markets, Inc.                                     10,692
    740    J&J Snack Foods Corp.                                    24,857
  2,846    JM Smucker Co.                                          112,986
    382    John B. Sanfilippo & Son #*                               6,047
  1,692    Lance, Inc. #                                            38,070
    500    M&F Worldwide Corp. *                                     7,140
     78    Maui Land & Pineapple Co., Inc. *                         2,945
  2,539    Molson Coors Brewing Co. Class B #                      174,226
    685    Nash Finch Co. #                                         20,482
    128    National Beverage Corp. *                                 1,481
  2,247    Pathmark Stores, Inc. #*                                 23,504
    604    Peet's Coffee & Tea, Inc. *                              18,120
  3,353    PepsiAmericas, Inc. #                                    81,981
  2,159    Performance Food Group Co. #*                            67,339
    894    Pilgrim's Pride Corp. #                                  19,373
    800    Premium Standard Farms, Inc. #                           14,040
  1,668    Ralcorp Holdings, Inc. #*                                63,467
  1,859    Ruddick Corp.                                            45,192
  1,121    Sanderson Farms, Inc. #                                  25,110
     11    Seaboard Corp. #                                         17,534
  4,690    Smithfield Foods, Inc. *                                137,605
  1,400    Spartan Stores, Inc.                                     17,850
  7,100    Supervalu, Inc. #                                       218,822
 98,850    Tasty Baking Co. #                                      790,800
    415    Tejon Ranch Co. #*                                       20,281
  1,548    Tootsie Roll Industries, Inc. #                          45,313
  2,306    United Natural Foods, Inc. #*                            80,641
  1,253    Universal Corp.                                          46,073
  1,398    Vector Group Ltd. #                                      26,646
    709    Weis Markets, Inc.                                       31,600
220,759    Wild Oats Markets, Inc. #*                            4,488,030
                                                              ------------
                                                                10,503,423
                                                              ------------
FOREST PRODUCTS & PAPER - 0.8%

  2,756    Bowater, Inc. #                                          81,523
 92,929    Buckeye Technologies, Inc. #*                           841,007
  1,734    Caraustar Industries, Inc. *                             17,843
    597    Deltic Timber Corp. #                                    36,178
106,317    Glatfelter                                            1,948,791
  2,797    Longview Fibre Co. #                                     72,275
  5,912    Louisiana-Pacific Corp. #                               160,806
  2,000    Mercer International Inc. #*                             18,620
    900    Neenah Paper, Inc. #                                     29,475
  2,076    Potlatch Corp. #                                         88,936
  3,936    Rayonier, Inc. #                                        179,442
  1,509    Rock-Tenn Co.                                            22,620
    896    Schweitzer-Mauduit International, Inc.                   21,504
  6,068    Temple-Inland, Inc.                                     270,329
  2,524    Wausau-Mosinee Paper Corp.                               35,765

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                              Value
---------------------------------------------------------------------------
  1,000    Xerium Technologies, Inc. #                                9,390
                                                                 ----------
                                                                  3,834,504
                                                                 ----------
HEALTH CARE - 5.6%

  1,104    Abaxis, Inc. #*                                           25,039
    888    Abiomed, Inc. #*                                          11,455
  3,535    Advanced Medical Optics, Inc. *                          164,872
  2,951    Align Technology, Inc. #*                                 27,061
    241    Alliance Imaging, Inc. #*                                  1,552
  2,100    Allied Healthcare International, Inc. *                   10,185
    877    Amedisys, Inc. #*                                         30,476
    744    America Service Group, Inc. #*                             9,694
 31,530    American Dental Partners, Inc. #*                        425,655
  3,822    American Medical Systems Holdings, Inc. *                 85,995
  1,771    American Retirement Corp. #*                              45,373
  2,914    AMERIGROUP Corp. #*                                       61,311
    693    AMN Healthcare Services, Inc. *                           12,973
  1,659    Amsurg Corp. #*                                           37,643
  2,320    Apria Healthcare Group, Inc. #*                           53,314
  1,026    Arrow International, Inc.                                 33,519
  1,321    Arthrocare Corp. #*                                       63,170
    729    Aspect Medical Systems, Inc. #*                           20,004
  2,939    Bausch & Lomb, Inc.                                      187,214
  3,280    Beckman Coulter, Inc.                                    178,990
277,600    Bio-Reference Labs, Inc. #*                            5,007,904
    778    Biosite, Inc. #*                                          40,402
    700    Brookdale Senior Living, Inc. #                           26,425
  1,295    Bruker BioSciences Corp. *                                 6,993
  2,000    Caliper Life Sciences, Inc. *                             12,800
  1,011    Candela Corp. *                                           21,838
    800    Cantel Medical Corp. #*                                   13,112
  2,050    Centene Corp. *                                           59,799
  2,309    Cepheid, Inc. #*                                          21,150
  5,225    Community Health Systems, Inc. *                         188,884
  1,590    Conmed Corp. *                                            30,449
  2,392    Cooper Cos, Inc. #                                       129,240
    302    Corvel Corp. *                                             6,650
  3,318    Covance, Inc. *                                          194,932
  1,069    Cyberonics, Inc. #*                                       27,548
  5,953    Cytyc Corp. *                                            167,756
  4,746    Dade Behring Holdings, Inc.                              169,480
    696    Datascope Corp.                                           27,534
    400    DexCom, Inc. #*                                            8,108
  1,078    Diagnostic Products Corp. #                               51,345
  1,200    DJ Orthopedics, Inc. *                                    47,712
  3,287    Edwards Lifesciences Corp. *                             142,984
  2,979    Encore Medical Corp. #*                                   15,252
  1,166    Epix Medical, Inc. #*                                      4,081
    826    ev3, Inc. #*                                              14,628
    900    Foxhollow Technologies, Inc. #*                           27,495
  2,656    Gen-Probe, Inc. *                                        146,399
    931    Genesis HealthCare Corp. *                                40,908
  1,009    Gentiva Health Services, Inc. *                           18,374
  1,271    Haemonetics Corp. *                                       64,529
  5,876    Health Net, Inc. *                                       298,618
  1,200    Healthspring, Inc. *                                      22,663
  2,200    HealthTronics, Inc. *                                     18,194
  1,777    Healthways, Inc. #*                                       90,520
  4,570    Henry Schein, Inc. *                                     218,720
  2,942    Hillenbrand Industries, Inc.                             161,781
  2,320    Hologic, Inc. *                                          128,412
  3,735    Hooper Holmes, Inc. #                                     10,794
    800    Horizon Health Corp. #*                                   15,840
    696    ICU Medical, Inc. *                                       25,188
  1,697    Idexx Laboratories, Inc. *                               146,553
  2,203    Immucor, Inc. *                                           63,204
    600    IntraLase Corp. #*                                        13,920
  1,800    Intuitive Surgical, Inc. #*                              212,400
  1,434    Invacare Corp.                                            44,540
    900    Inverness Medical Innovations, Inc. #*                    25,857
  1,100    Iris International, Inc. *                                17,193
    500    Kensey Nash Corp. #*                                      14,300
 45,402    Kindred Healthcare, Inc. #*                            1,141,860
  2,677    Kinetic Concepts, Inc. *                                 110,212
  1,400    Kyphon, Inc. *                                            52,080
  1,144    Laserscope #*                                             27,056
    990    LCA-Vision, Inc. #                                        49,609
  2,739    LifePoint Hospitals, Inc. #*                              85,183
  4,914    Lincare Holdings, Inc. *                                 191,449
  1,318    Luminex Corp. #*                                          19,585
 19,142    Manor Care, Inc. #                                       848,948
 21,950    Matria Healthcare, Inc. #*                               833,222
    166    Medcath Corp. #*                                           3,174
  1,726    Mentor Corp. #                                            78,205
  1,277    Merge Technologies, Inc. *                                20,394
  1,159    Meridian Bioscience, Inc. #                               31,270
  1,568    Merit Medical Systems, Inc. *                             18,832
    668    Molina Healthcare, Inc. #*                                22,358
    379    National Healthcare Corp. #                               15,190
    200    Neurometrix, Inc. #*                                       7,788
103,700    NovaMed, Inc. #*                                         736,270
  1,000    NuVasive, Inc. #*                                         18,850
  1,592    Oakley, Inc. #                                            27,096
    900    Occulogix, Inc. #*                                         3,105
  1,625    Odyssey HealthCare, Inc. #*                               27,966
  1,317    Option Care, Inc. #                                       18,622
  2,592    OraSure Technologies, Inc. #*                             26,698
  1,700    Orchid Cellmark, Inc. #                                    9,758
  3,100    PainCare Holdings, Inc. #*                                 5,921
    905    Palomar Medical Technologies, Inc. #*                     30,272
  1,299    Pediatrix Medical Group, Inc. *                          133,329
  1,274    PolyMedica Corp. #                                        53,967
  3,078    PSS World Medical, Inc. *                                 59,375
  2,516    Psychiatric Solutions, Inc. #*                            83,355
    700    Radiation Therapy Services, Inc. *                        17,857
  1,197    RehabCare Group, Inc. *                                   22,563
  1,262    Res-Care, Inc. *                                          23,196
  3,770    Resmed, Inc. #*                                          165,805

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                              Value
----------------------------------------------------------------------------
 97,188    Respironics, Inc. *                                     3,781,585
  2,492    Sierra Health Services *                                  101,424
    700    Somanetics Corp. #*                                        15,456
    698    SonoSite, Inc. #*                                          28,367
  1,200    Stereotaxis, Inc. #*                                       15,132
  3,431    Steris Corp.                                               84,677
  2,228    Sunrise Senior Living, Inc. *                              86,825
    925    SurModics, Inc. #*                                         32,708
  1,983    Sybron Dental Specialties, Inc. *                          81,779
132,517    Symbion, Inc. #*                                        3,001,510
    700    Symmetry Medical, Inc. *                                   14,847
126,290    Synovis Life Technologies, Inc. #*                      1,293,210
  2,110    Techne Corp. #*                                           126,895
 64,000    Tenet Healthcare Corp. #*                                 472,320
  3,328    ThermoGenesis Corp. #*                                     13,478
152,878    Thoratec Corp. #*                                       2,945,959
  4,565    Triad Hospitals, Inc. #*                                  191,273
  1,272    TriPath Imaging, Inc. #*                                    8,879
  2,250    United Surgical Partners International, Inc. #*            79,673
  2,460    Universal Health Services, Inc. Class B #                 124,943
    617    US Physical Therapy, Inc. *                                10,557
  1,730    Ventana Medical Systems #*                                 72,262
  1,458    Viasys Healthcare, Inc. #*                                 43,857
    700    VistaCare, Inc. #*                                         10,850
    500    Vital Images, Inc. #*                                      17,040
    323    Vital Signs, Inc.                                          17,742
    900    WellCare Health Plans, Inc. *                              40,896
  1,470    West Pharmaceutical Services, Inc. #                       51,038
  1,645    Wright Medical Group, Inc. #*                              32,489
    240    Young Innovations, Inc.                                     8,765
    616    Zoll Medical Corp. *                                       16,225
                                                                 -----------
                                                                  27,591,984
                                                                 -----------
HOTELS & RESTAURANTS - 2.8%

  1,316    Ameristar Casinos, Inc. #                                  33,940
  4,242    Applebees International, Inc.                             104,141
  1,958    Aztar Corp. *                                              82,216
  1,664    Bob Evans Farms, Inc. #                                    49,437
    412    Buffalo Wild Wings, Inc. #*                                17,131
 67,395    California Pizza Kitchen, Inc. #*                       2,186,968
  2,522    CBRL Group, Inc. #                                        110,741
  1,970    CEC Entertainment, Inc. *                                  66,231
  4,040    Cheesecake Factory *                                      151,298
    500    Chipotle Mexican Grill, Inc. Class A *                     28,171
  1,496    Choice Hotels International, Inc. #                        68,487
  2,800    CKE Restaurants, Inc. #                                    48,720
 50,700    Darden Restaurants, Inc. #                              2,080,221
  5,900    Denny's Corp. *                                            28,084
    924    IHOP Corp.                                                 44,297
  1,801    Jack in the Box, Inc. *                                    78,343
  3,397    Krispy Kreme Doughnuts, Inc. #*                            30,505
    710    Landry's Restaurants, Inc. #                               25,084
  1,712    Lodgian, Inc. #*                                           23,780
    996    Lone Star Steakhouse & Saloon, Inc.                        28,306
    892    Marcus Corp.                                               17,795
135,863    McCormick & Schmick's Seafood Restaurants, Inc. #*      3,460,431
    600    Monarch Casino & Resort, Inc. #*                           17,034
  1,200    Morgans Hotel Group Co. *                                  22,122
  1,476    MTR Gaming Group, Inc. *                                   15,203
  1,271    O'Charleys, Inc. *                                         23,463
  3,294    Outback Steakhouse, Inc. #                                144,936
  1,380    Panera Bread Co. #*                                       103,748
  1,058    Papa John's International, Inc. #*                         34,713
  1,257    PF Chang's China Bistro, Inc. #*                           61,958
  1,875    Rare Hospitality International, Inc. *                     65,306
    683    Red Robin Gourmet Burgers, Inc. #*                         32,238
    600    Riviera Holdings Corp. *                                   10,110
  3,400    Ruby Tuesday, Inc. #                                      109,072
  1,000    Ruth's Chris Steak House *                                 23,810
  2,657    Ryan's Restaurant Group, Inc. *                            38,527
  3,256    Sonic Corp. #*                                            114,383
  3,038    Station Casinos, Inc.                                     241,126
  1,339    Steak N Shake Co. *                                        28,253
218,600    Texas Roadhouse, Inc. #*                                3,735,874
  2,274    Triarc Cos. Class B                                        39,750
                                                                 -----------
                                                                  13,625,953
                                                                 -----------
HOUSEHOLD PRODUCTS - 1.0%

    200    Acco Brands Corp. #*                                        4,440
  3,087    American Greetings Corp. #                                 66,741
    668    American Woodmark Corp. #                                  23,714
    662    Bassett Furniture Industries, Inc.                         13,207
  1,380    Blyth, Inc.                                                29,008
  1,020    Central Garden and Pet Co. *                               54,203
  3,433    Church & Dwight, Inc.                                     126,746
    900    CNS, Inc. #                                                19,386
    476    CSS Industries, Inc.                                       15,584
    999    Digital Theater Systems, Inc. #*                           19,640
  1,100    Ennis Business Forms                                       21,450
  1,930    Ethan Allen Interiors, Inc. #                              81,098
176,175    Fossil, Inc. #*                                         3,273,331
  2,726    Furniture Brands International, Inc. #                     66,814
    300    Hooker Furniture Corp.                                      5,670
  3,728    Jarden Corp. #*                                           122,465
  1,317    John H Harland Co. #                                       51,758
  1,358    Kimball International, Inc. Class B #                      20,424
  2,420    La-Z-Boy, Inc. #                                           41,140
    809    Libbey, Inc. #                                              5,728
    219    Lifetime Brands, Inc. #                                     6,174
  3,893    Maytag Corp. #                                             83,038
    369    National Presto Industries, Inc.                           18,144
  1,876    Playtex Products, Inc. *                                   19,642
    625    Russ Berrie & Co., Inc. #                                   9,500
  2,438    Scotts Co.                                                111,563
  2,205    Spectrum Brands, Inc. #*                                   47,893
    980    Standard Register Co.                                      15,190
    528    Stanley Furniture Co., Inc.                                15,444

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                               Value
-----------------------------------------------------------------------------
  2,652    Tempur-Pedic International, Inc. #*                         37,526
  2,812    Tivo, Inc. #*                                               20,331
  2,384    Toro Co.                                                   113,836
  2,953    Tupperware Corp. #                                          60,802
    823    Universal Electronics, Inc. *                               14,567
    696    WD-40 Co. #                                                 21,472
  2,139    Yankee Candle Co., Inc.                                     58,544
                                                                 ------------
                                                                    4,716,213
                                                                 ------------
INDUSTRIAL MACHINERY - 3.0%

 91,844    AGCO Corp. #*                                            1,904,845
    198    Alamo Group, Inc. #                                          4,384
  1,392    Albany International Corp.                                  53,021
  1,592    Applied Industrial Technologies, Inc. #                     71,003
    725    Astec Industries, Inc. #*                                   26,028
  1,605    Baldor Electric Co.                                         54,361
  2,810    Briggs & Stratton Corp.                                     99,390
  1,500    Bucyrus International, Inc.                                 72,285
    687    Cascade Corp. #                                             36,308
 93,730    Cognex Corp. #                                           2,778,157
  2,423    Cummins, Inc. #                                            254,657
  2,930    Flowserve Corp. *                                          170,936
  1,252    Franklin Electric Co., Inc. #                               68,422
  1,227    Gardner Denver, Inc. *                                      80,000
    819    Gehl Co. #*                                                 27,125
  1,300    Global Power Equipment Group, Inc. #*                        5,005
    481    Gorman-Rupp Co. #                                           11,736
  3,673    Graco, Inc.                                                166,864
  2,670    IDEX Corp.                                                 139,294
  2,443    Intermec, Inc. #*                                           74,536
  1,470    Intevac, Inc. #*                                            42,307
    400    iRobot Corp. #*                                             11,120
  5,512    JLG Industries, Inc.                                       169,715
  6,475    Joy Global, Inc.                                           387,011
    794    Kadant, Inc. *                                              18,024
  1,947    Kennametal, Inc.                                           119,040
  2,017    Lincoln Electric Holdings, Inc.                            108,898
104,184    Lindsay Manufacturing Co. #                              2,822,345
  1,663    Manitowoc Co.                                              151,582
    239    Middleby Corp. *                                            20,009
    250    NACCO Industries, Inc.                                      38,490
  1,347    Nordson Corp. #                                             67,161
  1,963    Presstek, Inc. #*                                           23,360
  1,217    Regal-Beloit Corp. #                                        51,443
    699    Robbins & Myers, Inc.                                       15,098
    699    Sauer-Danfoss, Inc.                                         16,042
  3,129    Snap-On, Inc.                                              119,277
  4,306    Stanley Works #                                            218,142
  1,747    Stewart & Stevenson Services                                63,731
  1,080    Tecumseh Products Co.                                       26,503
    525    Tennant Co. #                                               27,468
  2,632    Terex Corp. *                                              208,560
    900    TurboChef Technologies, Inc. *                              10,980
118,917    Wabtec Corp.                                             3,876,694
  3,777    Zebra Technologies Corp. *                                 168,907
                                                                 ------------
                                                                   14,880,264
                                                                 ------------
INSURANCE - 2.9%

  1,417    21st Century Insurance Group                                22,389
    600    Affirmative Insurance Holdings, Inc. #                       7,926
  2,002    Alfa Corp.                                                  34,314
    276    Alleghany Corp. *                                           80,024
 46,600    AmCOMP, Inc. *                                             446,894
  2,292    American Equity Investment Life Holding Co. #               32,867
  2,630    American Financial Group, Inc. #                           109,434
    395    American National Insurance Co.                             44,272
    400    American Physicians Capital, Inc. *                         19,200
  2,142    AmerUs Group Co. #                                         129,034
  1,609    Argonaut Group, Inc. *                                      57,200
  4,881    Arthur J Gallagher & Co. #                                 135,741
    370    Baldwin & Lyons, Inc. Class B                                9,823
 76,771    Bristol West Holdings, Inc. #                            1,477,842
  5,868    Brown & Brown, Inc.                                        194,818
  1,155    Ceres Group, Inc. *                                          6,376
  2,195    Citizens, Inc. #*                                           11,326
    709    CNA Surety Corp. *                                          11,862
  1,434    Commerce Group, Inc.                                        75,773
  7,916    Conseco, Inc. #*                                           196,475
  1,931    Crawford & Co. Class B                                      11,586
  1,367    Delphi Financial Group                                      70,578
  1,003    Direct General Corp. #                                      17,061
 56,021    Donegal Group, Inc.                                      1,461,588
    107    EMC INS Group, Inc.                                          2,982
    200    Enstar Group, Inc. *                                        17,948
  2,306    Erie Indemnity Co.                                         121,388
    696    FBL Financial Group, Inc.                                   23,977
    730    First Acceptance Corp. #*                                    9,709
  4,281    First American Corp. #                                     167,644
    690    FPIC Insurance Group, Inc. *                                26,082
    283    Great American Financial Resources, Inc.                     5,584
  2,797    Hanover Insurance Group, Inc.                              146,619
    767    Harleysville Group, Inc.                                    22,772
  5,837    HCC Insurance Holdings, Inc. #                             203,128
  1,825    Hilb Rogal & Hobbs Co. #                                    75,226
  2,414    Horace Mann Educators Corp.                                 45,383
    360    Independence Holding Co.                                     8,302
  1,000    Infinity Property & Casualty Corp.                          41,740
    202    Kansas City Life Ins Co. #                                  10,350
  1,500    KMG America Corp. *                                         12,840
    938    LandAmerica Financial Group, Inc. #                         63,643
    554    Markel Corp. #*                                            187,075
 74,700    Max Re Capital Ltd.                                      1,777,860
  1,287    Mercury General Corp.                                       70,656
    466    Midland Co.                                                 16,301
    400    National Interstate Corp. *                                  8,700
    100    National Western Life Insurance Co. *                       23,229
    698    Navigators Group, Inc. *                                    34,621

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                             Value
---------------------------------------------------------------------------
    700    Odyssey Re Holdings Corp. #                               15,190
  3,346    Ohio Casualty Corp.                                      106,068
 11,925    Old Republic International Corp. #                       260,203
  2,649    Philadelphia Consolidated Holding Co. *                   90,437
129,400    Phoenix Cos, Inc. #                                    2,109,220
  1,480    PMA Capital Corp. *                                       15,066
 31,900    PMI Group, Inc. #                                      1,464,848
  1,041    Presidential Life Corp. #                                 26,452
  1,394    ProAssurance Corp. *                                      72,488
  3,668    Protective Life Corp.                                    182,446
  4,500    Radian Group, Inc.                                       271,125
  1,592    Reinsurance Group of America, Inc. #                      75,286
  1,093    RLI Corp.                                                 62,629
    600    Safety Insurance Group, Inc. #                            27,396
    673    SeaBright Insurance Holdings, Inc. #*                     11,724
  1,534    Selective Insurance Group, Inc. #                         81,302
  2,982    Stancorp Financial Group, Inc.                           161,356
    796    State Auto Financial Corp.                                26,833
    825    Stewart Information Services Corp.                        38,841
    700    Tower Group, Inc. #                                       16,170
  1,500    Transatlantic Holdings, Inc. #                            87,675
 13,439    Triad Guaranty, Inc. #*                                  630,289
  1,959    UICI                                                      72,463
    960    United Fire & Casualty Co. #                              31,584
  2,545    Unitrin, Inc.                                            118,368
  1,306    Universal American Financial Corp. #*                     20,112
  2,400    USI Holdings Corp. #*                                     38,712
    100    Wesco Financial Corp.                                     39,900
  5,788    WR Berkley Corp.                                         336,051
  1,437    Zenith National Insurance Corp.                           69,163
                                                                -----------
                                                                 14,347,559
                                                                -----------
INTERNET SERVICES & APPLICATIONS - 1.2%

    299    1-800 Contacts, Inc. #*                                    4,022
  1,266    1-800-FLOWERS.COM, Inc. #*                                 8,989
  3,134    Agile Software Corp. #*                                   23,912
  7,126    Akamai Technologies, Inc. #*                             234,374
    495    Alloy, Inc. #*                                             6,638
  4,300    Applied Digital Solutions, Inc. #*                        12,470
  3,700    aQuantive, Inc. #*                                        87,098
    600    Arbinet-thexchange, Inc. #*                                4,416
  3,723    Ariba, Inc. #*                                            36,411
  2,098    Asiainfo Holdings, Inc. #*                                10,490
  1,600    Audible, Inc. #*                                          16,816
  2,342    Autobytel, Inc. #*                                        11,288
  2,658    Avocent Corp. *                                           84,365
    565    Blue Coat Systems, Inc. #*                                12,283
    900    Blue Nile, Inc. #*                                        31,671
  4,303    Checkfree Corp. *                                        217,301
    600    Click Commerce, Inc. #*                                   14,364
 25,527    CMGI, Inc. #*                                             37,780
  7,119    CNET Networks, Inc. #*                                   101,161
    244    Cogent Communications Group, Inc. *                        2,379
  1,724    Cybersource Corp. *                                       19,240
105,600    DealerTrack Holdings, Inc. *                           2,250,969
  1,669    Digital Insight Corp. *                                   60,752
  1,891    Digital River, Inc. *                                     82,467
  4,934    Digitas, Inc. *                                           71,050
  2,300    Drugstore.com #*                                           7,107
  5,763    Earthlink, Inc. *                                         55,037
  1,000    eCollege.com, Inc. #*                                     18,840
 17,877    Emdeon Corp. *                                           193,072
  2,872    Entrust, Inc. #*                                          12,924
  1,029    Equinix, Inc. #*                                          66,082
  2,821    eResearch Technology, Inc. #*                             40,594
  2,122    F5 Networks, Inc. *                                      153,824
  1,843    GSI Commerce, Inc. #*                                     31,331
  2,875    Harris Interactive, Inc. *                                16,158
  8,086    Homestore, Inc. *                                         53,044
  1,419    Infospace, Inc. #*                                        39,661
  2,300    Internet Capital Group, Inc. #*                           21,666
  2,205    Internet Security Systems *                               52,876
  2,814    Interwoven, Inc. #*                                       25,298
  2,712    Ipass, Inc. *                                             21,723
  2,525    iVillage, Inc. *                                          21,235
  1,300    j2 Global Communications, Inc. #*                         61,100
  1,203    Jupitermedia Corp. #*                                     21,630
    779    Keynote Systems, Inc. #*                                   8,912
  2,256    Lionbridge Technologies *                                 17,845
  2,630    Matrixone, Inc. *                                         18,831
  5,552    Monster Worldwide, Inc. *                                276,823
  1,600    Motive, Inc. #*                                            6,240
  3,206    Netbank, Inc.                                             23,211
  1,789    NetFlix, Inc. #*                                          51,863
    642    Netratings, Inc. #*                                        8,507
  2,032    NIC, Inc. *                                               12,456
  1,300    Nutri/System, Inc. #*                                     61,776
  1,492    Online Resources Corp. #*                                 19,396
  4,772    Openwave Systems, Inc. #*                                102,980
  3,355    Opsware, Inc. #*                                          28,752
    634    Overstock.com, Inc. #*                                    18,906
  1,362    Priceline.com, Inc. #*                                    33,832
  1,210    ProQuest Co. #*                                           25,882
  5,400    RealNetworks, Inc. #*                                     44,550
  1,932    Redback Networks, Inc. #*                                 41,905
    800    RightNow Technologies, Inc. #*                            12,696
  3,984    RSA Security, Inc. #*                                     71,473
  5,043    S1 Corp. *                                                25,417
  3,531    Sapient Corp. #*                                          26,942
  2,748    Secure Computing Corp. #*                                 31,712
  1,154    Sohu.com, Inc. #*                                         30,800
  3,465    SonicWALL, Inc. *                                         24,567
    817    Stamps.com, Inc. *                                        28,807
  1,721    Stellent, Inc. *                                          20,411
  2,154    SupportSoft, Inc. #*                                       9,542
  1,550    Terremark Worldwide, Inc. #*                              13,175
 11,870    TIBCO Software, Inc. *                                    99,233

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                              Value
----------------------------------------------------------------------------
    125    Travelzoo, Inc. #*                                          2,448
  1,963    Trizetto Group *                                           34,529
  2,927    United Online, Inc. #                                      37,641
  4,300    Valueclick, Inc. #*                                        72,756
  1,600    VASCO Data Security International, Inc. #*                 13,088
  1,550    Vignette Corp. *                                           22,862
  1,726    WebEx Communications, Inc. *                               58,114
    500    WebMD Health Corp. *                                       20,820
  3,170    webMethods, Inc. #*                                        26,691
  2,400    Websense, Inc. *                                           66,192
    700    WebSideStory, Inc. #*                                      12,033
                                                                 -----------
                                                                   5,920,524
                                                                 -----------
MANUFACTURING - 2.1%

  1,460    Actuant Corp.                                              89,381
  2,443    Acuity Brands, Inc.                                        97,720
    600    American Railcar Industries, Inc.                          21,108
    400    Ameron International Corp.                                 29,292
    934    AO Smith Corp.                                             49,315
  1,032    Applied Films Corp. #*                                     20,052
  1,930    Aptargroup, Inc.                                          106,632
    838    Barnes Group, Inc. #                                       33,939
  1,900    Blount International, Inc. *                               30,609
  3,039    Brink's Co. #                                             154,260
  1,647    Carlisle Cos, Inc.                                        134,725
  1,395    Ceradyne, Inc. #*                                          69,611
  2,768    Clarcor, Inc.                                              98,541
  2,691    Crane Co.                                                 110,358
  3,958    Donaldson Co., Inc. #                                     133,741
  1,300    EnPro Industries, Inc. #*                                  44,590
  1,386    ESCO Technologies, Inc. *                                  70,201
111,684    Federal Signal Corp. #                                  2,066,154
  1,100    Flanders Corp. #*                                          12,848
    400    Freightcar America, Inc. #                                 25,440
  1,647    Griffon Corp. #*                                           40,911
  2,162    Harsco Corp.                                              178,624
  4,250    Hexcel Corp. *                                             93,372
  3,531    Jacuzzi Brands, Inc. *                                     34,710
    700    Koppers Holdings, Inc.                                     14,571
  1,247    Lancaster Colony Corp.                                     52,374
  1,576    Matthews International Corp.                               60,298
  1,425    Myers Industries, Inc.                                     22,786
  6,582    Pall Corp.                                                205,293
  5,404    Pentair, Inc.                                             220,213
    800    Raven Industries, Inc. #                                   31,288
    800    Reddy Ice Holdings, Inc. #                                 17,768
111,418    Roper Industries, Inc.                                  5,418,257
  3,425    SPX Corp.                                                 182,963
    696    Standex International Corp.                                22,035
  1,558    Sturm Ruger & Co., Inc. #                                  12,433
  1,872    Teleflex, Inc.                                            134,091
  1,269    Tredegar Corp. #                                           20,190
  2,172    Trinity Industries, Inc. #                                118,135
                                                                 -----------
                                                                  10,278,829
                                                                 -----------
METALS & MINING - 2.0%

  5,985    AK Steel Holding Corp. #*                                  89,775
 14,002    Allegheny Technologies, Inc. #                            856,642
  1,800    Alpha Natural Resources, Inc. #*                           41,652
    369    AM Castle & Co.                                            10,886
  1,121    Amcol International Corp. #                                32,285
  3,829    Arch Coal, Inc.                                           290,774
  1,309    Brush Engineered Materials, Inc. *                         25,853
  1,311    Carpenter Technology Corp.                                123,916
  1,238    Century Aluminum Co. *                                     52,553
  1,221    Chaparral Steel Co. #*                                     79,267
  1,050    Charles & Colvard Ltd. #                                   11,372
    728    CIRCOR International, Inc.                                 21,258
  1,102    Cleveland-Cliffs, Inc. #                                   96,006
 15,422    Coeur d'Alene Mines Corp. *                               101,168
  3,170    Commercial Metals Co.                                     169,563
    950    Compass Minerals International, Inc.                       23,741
  4,844    Consol Energy, Inc.                                       359,231
    200    Dynamic Materials Corp.                                     7,128
  1,400    Earle M Jorgensen Co. *                                    21,210
  1,100    Foundation Coal Holdings, Inc.                             45,254
  1,053    Gibraltar Industries, Inc.                                 31,021
  6,776    Hecla Mining Co. #*                                        44,789
    800    James River Coal Co. #*                                    27,176
112,305    Kaydon Corp. #                                          4,532,630
    199    Lawson Products #                                           8,147
  4,372    Massey Energy Co. #                                       157,698
  2,092    Mueller Industries, Inc.                                   74,663
 78,606    NN, Inc.                                                1,014,803
  1,209    NS Group, Inc. *                                           55,650
    260    Omerga Flex, Inc. #*                                        4,953
  1,916    Oregon Steel Mills, Inc. *                                 98,042
  1,244    Quanex Corp.                                               82,888
    700    RBC Bearings, Inc. *                                       14,350
  1,517    Reliance Steel & Aluminum Co.                             142,477
    479    Roanoke Electric Steel Corp.                               15,472
    932    Royal Gold, Inc. #                                         33,729
  1,272    RTI International Metals, Inc. *                           69,769
  1,350    Ryerson Tull, Inc. #                                       36,126
  1,277    Schnitzer Steel Industries, Inc. #                         54,719
  2,184    Steel Dynamics, Inc. #                                    123,898
    656    Steel Technologies, Inc.                                   15,941
  2,177    Stillwater Mining Co. #*                                   35,833
    450    Sun Hydraulics Corp. #                                      9,621
  4,310    Timken Co.                                                139,084
  1,356    Titanium Metals Corp. #*                                   65,834
  6,135    United States Steel Corp.                                 372,272
  4,115    USEC, Inc. #                                               49,586
    857    Valmont Industries, Inc.                                   36,028
    500    Wheeling-Pittsburgh Corp. #*                                9,180

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                            Value
-------------------------------------------------------------------------
  3,830    Worthington Industries                                  76,830
                                                               ----------
                                                                9,892,743
                                                               ----------
MULTIMEDIA - 2.0%

 80,084    4Kids Entertainment, Inc. #*                         1,376,644
    300    Beasley Broadcasting Group, Inc.                         3,639
  5,173    Belo Corp.                                             102,839
 18,294    Charter Communications, Inc. #*                         19,940
205,732    Citadel Broadcasting Corp. #                         2,281,568
  1,516    CKX, Inc. #*                                            19,814
    450    Courier Corp.                                           19,953
  2,431    Cox Radio, Inc. *                                       32,624
  1,083    Crown Media Holdings, Inc. *                             6,866
  3,022    Cumulus Media, Inc. #*                                  34,028
  2,900    Dow Jones & Co., Inc. #                                113,970
119,429    Emmis Communications Corp. #*                        1,910,864
  1,766    Entercom Communications Corp.                           49,307
  4,819    Entravision Communications Corp. *                      44,142
    425    Fisher Communications, Inc. #*                          19,019
 14,474    Gemstar-TV Guide International, Inc. *                  44,725
  2,761    Gray Television, Inc.                                   23,192
  1,735    Hearst-Argyle Television, Inc.                          40,530
  3,701    Hollinger International, Inc.                           31,014
  2,550    John Wiley & Sons, Inc.                                 96,517
  1,291    Journal Communications, Inc.                            16,008
  1,924    Journal Register Co.                                    23,434
  2,207    Lee Enterprises, Inc. #                                 73,471
  1,862    Lin TV Corp. #*                                         16,758
    725    Lodgenet Entertainment Corp. *                          11,296
  1,405    Martha Stewart Living Omnimedia #*                      23,688
    958    McClatchy Co. #                                         46,798
  1,057    Media General, Inc. #                                   49,277
237,321    Mediacom Communications Corp. #*                     1,364,596
  2,148    Meredith Corp.                                         119,837
    300    Outdoor Channel Holdings, Inc. #*                        3,057
    804    Playboy Enterprises, Inc. Class B #*                    11,417
  9,323    Primedia, Inc. #*                                       19,299
  4,700    Radio One, Inc. Class D *                               35,062
108,239    Reader's Digest Association, Inc.                    1,596,525
  2,183    Regent Communications, Inc. *                           10,064
    820    Saga Communications, Inc. #*                             7,929
    571    Salem Communications Corp. *                             8,571
  1,576    Scholastic Corp. #*                                     42,174
  2,521    Sinclair Broadcast Group, Inc.                          20,546
  2,194    Spanish Broadcasting System *                           12,133
    646    Thomas Nelson, Inc.                                     18,896
    276    Triple Crown Media, Inc. *                               1,628
     71    Value Line, Inc.                                         2,627
  3,675    Westwood One, Inc.                                      40,572
  1,461    World Wrestling Entertainment, Inc.                     24,691
  1,000    WorldSpace, Inc. #*                                      7,550
                                                               ----------
                                                                9,879,099
                                                               ----------
OIL & GAS - 4.4%

    800    Alon USA Energy, Inc. #                                 19,696
    903    Atlas America, Inc. *                                   43,172
    800    ATP Oil & Gas Corp. *                                   35,128
    677    Atwood Oceanics, Inc. #*                                68,384
    800    Basic Energy Services, Inc. *                           24,637
    909    Berry Petroleum Co.                                     62,221
    800    Bill Barrett Corp. #*                                   26,072
  1,000    Bois d'Arc Energy, Inc. #*                              16,650
  1,050    Brigham Exploration Co. #*                               9,198
    400    Bronco Drilling Co., Inc. *                             10,520
  2,651    Cabot Oil & Gas Corp.                                  127,062
  1,036    Callon Petroleum Co. #*                                 21,777
  1,086    CARBO Ceramics, Inc. #                                  61,804
  1,200    Carrizo Oil & Gas, Inc. #*                              31,188
  2,500    Cheniere Energy, Inc. #*                               101,425
  4,229    Cimarex Energy Co. #                                   182,947
    244    Clayton Williams Energy, Inc. #*                         9,984
  1,950    Comstock Resources, Inc. *                              57,895
  6,172    Cooper Cameron Corp. *                                 272,062
    330    Crosstex Energy, Inc. #                                 25,558
  1,696    Delta Petroleum Corp. #*                                35,650
  6,000    Denbury Resources, Inc. *                              190,020
  1,600    Dresser-Rand Group, Inc. *                              39,760
    333    Dril-Quip, Inc. *                                       23,593
 14,767    Dynegy, Inc. #*                                         70,882
  1,039    Edge Petroleum Corp. #*                                 25,954
  2,451    Encore Acquisition Co. *                                75,981
  3,900    Endeavour International Corp. *                         11,349
  1,597    Energy Partners Ltd. #*                                 37,657
  6,384    Equitable Resources, Inc.                              233,080
  3,000    EXCO Resources, Inc. *                                  38,260
 19,886    FMC Technologies, Inc. *                             1,018,561
  2,799    Forest Oil Corp. *                                     104,067
  2,910    Frontier Oil Corp.                                     172,708
  1,661    FX Energy, Inc. #*                                       8,687
  4,400    Gasco Energy, Inc. #*                                   24,640
    800    Giant Industries, Inc. *                                55,632
  4,610    Global Industries Ltd. *                                66,799
    700    Goodrich Petroleum Corp. #*                             18,900
  6,753    Grant Prideco, Inc. #*                                 289,299
  9,309    Grey Wolf, Inc. #*                                      69,259
    354    Gulf Island Fabrication, Inc.                            8,379
  5,009    Hanover Compressor Co. #*                               93,268
  2,400    Harvest Natural Resources, Inc. #*                      23,328
  4,018    Helix Energy Solutions Group, Inc. #*                  152,282
  2,785    Helmerich & Payne, Inc.                                194,449
    500    Hercules Offshore, Inc. #*                              17,005
  1,177    Holly Corp.                                             87,239
    887    Hornbeck Offshore Services, Inc. *                      31,994
  1,554    Houston Exploration Co. *                               81,896
    969    Hydril Co. *                                            75,534
  4,201    Input/Output, Inc. #*                                   40,792
  2,377    KCS Energy, Inc. *                                      61,802
 63,500    Key Energy Services, Inc. #*                           968,375
  1,633    Lone Star Technologies *                                90,485

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                             Value
---------------------------------------------------------------------------
    654    Lufkin Industries, Inc. #                                 36,258
  1,065    Mariner Energy, Inc. *                                    21,843
    388    Markwest Hydrocarbon, Inc.                                 8,885
  2,340    Maverick Tube Corp. *                                    123,997
    900    McMoRan Exploration Co. #*                                16,056
  3,839    Meridian Resource Corp. *                                 15,548
  4,560    National Fuel Gas Co.                                    149,203
 51,790    Newpark Resources #*                                     424,678
 14,663    Oceaneering International, Inc. #*                       840,190
  2,261    Oil States International, Inc. *                          83,318
  1,600    Parallel Petroleum Corp. #*                               29,520
  5,173    Parker Drilling Co. *                                     47,954
  9,188    Patterson-UTI Energy, Inc.                               293,648
  1,066    Penn Virginia Corp.                                       75,686
    600    PetroCorp, Inc. (a)                                            0
  2,454    Petrohawk Energy Corp. *                                  33,620
  1,004    Petroleum Development Corp. *                             45,541
  1,800    Petroquest Energy, Inc. #*                                18,162
  1,300    Pioneer Drilling Co. #*                                   21,359
  4,009    Plains Exploration & Production Co. *                    154,908
  3,237    Pogo Producing Co. #                                     162,659
 59,570    Pride International, Inc. #*                           1,857,393
  3,118    Quicksilver Resources, Inc. #*                           120,542
  6,752    Range Resources Corp. #                                  184,397
  1,348    Remington Oil & Gas Corp. *                               58,261
  1,015    Resource America, Inc. #                                  20,219
  5,756    Rowan Cos, Inc.                                          253,034
  1,098    RPC, Inc.                                                 25,089
  1,008    SEACOR Holdings, Inc. *                                   79,834
  8,936    Southwestern Energy Co. *                                287,650
  3,136    St. Mary Land & Exploration Co. #                        128,043
  1,333    Stone Energy Corp. *                                      58,825
  4,184    Superior Energy Services *                               112,089
    500    Superior Well Services, Inc. *                            14,535
  1,563    Swift Energy Co. *                                        58,550
  3,657    Tesoro Petroleum Corp.                                   249,919
  1,909    Tetra Technologies, Inc. *                                89,799
  3,235    Tidewater, Inc.                                          178,669
  2,630    Todco *                                                  103,648
    900    Toreador Resources Corp. #*                               27,999
  2,392    Transmontaigne, Inc. #*                                   23,466
  1,500    Tri-Valley Corp. #*                                       11,955
    700    Union Drilling, Inc. #*                                   10,234
 67,859    Unit Corp. *                                           3,783,139
    777    Universal Compression Holdings, Inc. #*                   39,371
  1,847    Veritas DGC, Inc. *                                       83,835
    800    W&T Offshore, Inc. #                                      32,248
115,435    W-H Energy Services, Inc. *                            5,135,703
  1,400    Warren Resources, Inc. #*                                 20,860
  3,100    Western Gas Resources, Inc. #                            149,575
  1,400    Western Refining, Inc.                                    30,901
  1,906    Whiting Petroleum Corp. #*                                78,127
                                                                -----------
                                                                 21,655,888
                                                                -----------
PHARMACEUTICALS - 2.1%

  4,938    Abgenix, Inc. *                                          111,105
  1,200    Acadia Pharmaceuticals, Inc. *                            19,176
    400    Adams Respiratory Therapeutics, Inc. *                    15,908
  2,355    Adolor Corp. #*                                           56,049
  4,962    Alkermes, Inc. #*                                        109,412
    840    Allergan, Inc.                                            91,145
 29,176    Alpharma, Inc. #                                         782,500
  1,079    American Pharmaceutical Partners, Inc. #*                 30,741
  5,858    Amylin Pharmaceuticals, Inc. #*                          286,749
 57,854    Andrx Corp. *                                          1,373,454
  1,563    Antigenics, Inc. #*                                        4,283
  1,913    Array Biopharma, Inc. *                                   17,485
  1,800    Atherogenics, Inc. #*                                     29,376
  1,800    AVANIR Pharmaceuticals Class A *                          26,316
    972    Bentley Pharmaceuticals, Inc. #*                          12,782
  1,700    Bioenvision, Inc. #*                                      12,121
  4,009    BioMarin Pharmaceuticals, Inc. *                          53,801
160,690    BioScrip, Inc. #*                                      1,158,575
     71    Caraco Pharmaceutical Laboratories Ltd. #*                   923
  3,359    Cell Therapeutics, Inc. #*                                 6,416
  3,041    Cephalon, Inc. #*                                        183,220
  2,109    Connetics Corp. #*                                        35,705
    700    Conor Medsystems, Inc. #*                                 20,580
  2,553    Cubist Pharmaceuticals, Inc. #*                           58,642
  2,109    CV Therapeutics, Inc. #*                                  46,567
  1,845    Cypress Bioscience, Inc. #*                               11,623
  3,584    Dendreon Corp. #*                                         16,881
  2,790    Discovery Laboratories, Inc. #*                           20,451
  1,500    Dov Pharmaceutical, Inc. *                                23,970
  1,802    Durect Corp. #*                                           11,461
  1,200    Dusa Pharmaceuticals, Inc. #*                              8,472
  2,783    Endo Pharmaceuticals Holdings, Inc. *                     91,310
  1,336    First Horizon Pharmaceutical Corp. #*                     33,681
 19,085    HealthExtras, Inc. #*                                    673,700
    600    Hi-Tech Pharmacal Co., Inc. *                             16,920
  1,377    I-Flow Corp. #*                                           18,342
    800    Idenix Pharmaceuticals, Inc. #*                           10,856
  3,700    ImClone Systems, Inc. #*                                 125,874
  2,543    Inspire Pharmaceuticals, Inc. *                           13,300
  1,400    Introgen Therapeutics, Inc. #*                             7,434
  3,092    Isis Pharmaceuticals, Inc. #*                             27,859
    217    Ista Pharmaceuticals, Inc. #*                              1,378
 12,976    King Pharmaceuticals, Inc. *                             223,836
    872    Kos Pharmaceuticals, Inc. *                               41,655
  2,100    KV Pharmaceutical Co. #*                                  50,652
  1,040    Mannatech, Inc. #                                         18,075
  1,100    Mannkind Corp. #*                                         22,484
  5,393    Medarex, Inc. #*                                          71,295
  2,749    Medicines Co. #*                                          56,547

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                              Value
----------------------------------------------------------------------------
  3,018    Medicis Pharmaceutical Corp. #                             98,387
  4,318    MGI Pharma, Inc. #*                                        75,565
 11,400    Mylan Laboratories, Inc.                                  266,760
  3,634    Nabi Biopharmaceuticals #*                                 20,496
  1,200    Nastech Pharmaceutical Co., Inc. #*                        21,600
    449    Natures Sunshine Products, Inc. #                           5,612
  2,666    NBTY, Inc. *                                               60,038
  1,093    Neopharm, Inc. #*                                           9,137
  1,964    Neurocrine Biosciences, Inc. #*                           126,757
    588    Neurogen Corp. #*                                           3,640
    512    New River Pharmaceuticals, Inc. #*                         17,003
  1,167    NitroMed, Inc. #*                                           9,803
  1,401    Noven Pharmaceuticals, Inc. #*                             25,232
  2,229    NPS Pharmaceuticals, Inc. #*                               19,036
  2,705    Nuvelo, Inc. #*                                            48,203
  6,400    Omnicare, Inc. #                                          351,936
  1,949    Onyx Pharmaceuticals, Inc. #*                              51,181
  3,019    OSI Pharmaceuticals, Inc. #*                               96,910
  1,138    Pain Therapeutics, Inc. #*                                 12,370
 44,248    Par Pharmaceutical Cos, Inc. #*                         1,246,909
    949    Penwest Pharmaceuticals Co. *                              20,584
  4,081    Perrigo Co.                                                66,561
  1,583    Pharmion Corp. #*                                          28,526
  1,540    Pozen, Inc. #*                                             25,718
    600    PRA International *                                        14,874
  1,700    Prestige Brands Holdings, Inc. #*                          20,689
  1,228    Progenics Pharmaceuticals, Inc. *                          32,530
  1,145    Renovis, Inc. #*                                           24,411
  1,595    Rigel Pharmaceuticals, Inc. #*                             18,326
  2,400    Salix Pharmaceuticals Ltd. #*                              39,624
  2,314    Star Scientific, Inc. #*                                    7,243
  1,521    Tanox, Inc. #*                                             29,538
    921    Trimeris, Inc. #*                                          12,443
  1,293    United Therapeutics Corp. #*                               85,700
    600    USANA Health Sciences, Inc. #*                             25,032
 53,480    Valeant Pharmaceuticals International #                   847,658
  4,474    VCA Antech, Inc. *                                        127,419
  5,500    Watson Pharmaceuticals, Inc. *                            158,070
  1,700    Zymogenetics, Inc. #*                                      36,754
                                                                 -----------
                                                                  10,329,362
                                                                 -----------
REAL ESTATE - 3.4%

  2,200    Aames Investment Corp. REIT                                12,496
  1,679    Acadia Realty Trust REIT                                   39,540
125,592    Affordable Residential Communities REIT #               1,318,716
    539    Agree Realty Corp. REIT #                                  17,302
    108    Alexander's, Inc. REIT *                                   31,212
  1,128    Alexandria Real Estate Equities, Inc. REIT                107,532
  4,418    AMB Property Corp. REIT                                   239,765
  1,000    American Campus Communities, Inc. REIT #                   25,910
  6,198    American Financial Realty Trust REIT                       72,207
  2,137    American Home Mortgage Investment Corp. REIT               66,696
  6,671    Annaly Mortgage Management, Inc. REIT #                    80,986
  3,225    Anthracite Capital, Inc. REIT #                            35,411
  2,623    Anworth Mortgage Asset Corp. REIT                          20,617
  5,118    Apartment Investment & Management Co. REIT                240,034
    896    Arbor Realty Trust, Inc. REIT                              24,183
  3,493    Arden Realty, Inc. REIT #                                 157,639
  1,953    Ashford Hospitality Trust, Inc. REIT #                     24,217
    392    Avatar Holdings, Inc. REIT #*                              23,912
    725    Bedford Property Investors REIT #                          19,524
  2,500    BioMed Realty Trust, Inc. REIT                             74,100
    511    Boykin Lodging Co. REIT *                                   5,769
  4,597    Brandywine Realty Trust REIT                              146,001
  2,684    BRE Properties REIT                                       150,304
    425    California Coastal Communities, Inc. REIT *                15,768
  2,475    Camden Property Trust REIT                                178,324
  1,425    Capital Lease Funding, Inc. REIT                           15,803
    784    Capital Trust, Inc. REIT                                   24,398
  3,177    CarrAmerica Realty Corp. REIT                             141,726
  2,700    CB Richard Ellis Group, Inc. REIT *                       217,890
  2,386    CBL & Associates Properties, Inc. REIT #                  101,286
  1,462    Cedar Shopping Centers, Inc. REIT #                        23,158
    578    CentraCore Properties Trust REIT                           14,479
  2,394    Colonial Properties Trust REIT                            120,011
  1,100    Columbia Equity Trust, Inc. REIT                           19,338
  2,951    Commercial Net Lease Realty REIT #                         68,758
    219    Consolidated-Tomoka Land Co. REIT #                        13,606
  1,639    Corporate Office Properties Trust SBI MD REIT              74,968
  1,919    Cousins Properties, Inc. REIT #                            64,152
 62,969    Crescent Real Estate Equity Co. REIT #                  1,326,757
  1,500    Deerfield Triarc Capital Corp. REIT                        20,235
  1,700    DiamondRock Hospitality Co. REIT #                         23,477
    800    Digital Realty Trust, Inc. REIT                            22,536
  7,500    Duke Realty Corp. REIT                                    284,625
  1,167    Eastgroup Properties REIT                                  55,362
  3,400    ECC Capital Corp. REIT #                                    5,168
  1,100    Education Realty Trust, Inc. REIT                          16,830
  1,438    Entertainment Properties Trust REIT                        60,367
138,354    Equity Inns, Inc. REIT #                                2,241,335
    912    Equity Lifestyle Properties, Inc. REIT                     45,372
  1,704    Equity One, Inc. REIT                                      41,850
  1,197    Essex Property Trust, Inc. REIT                           130,150
  2,900    Extra Space Storage, Inc. REIT #                           49,851
  2,852    Federal Realty Investment Trust REIT                      214,470
  2,728    FelCor Lodging Trust, Inc. REIT #                          57,561
  2,900    Fieldstone Investment Corp. REIT                           34,220
  2,401    First Industrial Realty Trust, Inc. REIT #                102,499
  1,083    First Potomac Realty Trust REIT                            30,595

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                                Value
------------------------------------------------------------------------------
 3,590    Forest City Enterprises, Inc. REIT                           169,268
   994    Getty Realty Corp. REIT                                       28,925
 1,874    Glenborough Realty Trust, Inc. REIT                           40,760
 1,976    Glimcher Realty Trust REIT                                    56,118
   800    Global Signal, Inc. REIT                                      39,360
 1,800    GMH Communities Trust REIT                                    20,952
 1,460    Government Properties Trust, Inc. REIT                        13,928
 1,100    Gramercy Capital Corp. REIT                                   27,423
 7,110    Health Care Property Investors, Inc. REIT                    201,924
 2,996    Health Care, Inc. REIT                                       114,148
 2,648    Healthcare Realty Trust, Inc. REIT                            98,982
 1,300    Heritage Property Investment Trust REIT #                     51,467
 1,400    Hersha Hospitality Trust REIT                                 13,706
 2,419    Highland Hospitality Corp. REIT                               30,745
 2,923    Highwoods Properties, Inc. REIT                               98,593
 1,728    Home Properties, Inc. REIT                                    88,301
 3,600    HomeBanc Corp. REIT #                                         31,644
 3,868    Hospitality Properties Trust REIT                            168,916
11,467    HRPT Properties Trust REIT                                   134,623
 3,506    IMPAC Mortgage Holdings, Inc. REIT #                          33,798
 3,200    Inland Real Estate Corp. REIT #                               52,192
 2,298    Innkeepers USA Trust REIT                                     38,951
 1,866    Investors Real Estate Trust REIT #                            17,802
   900    JER Investors Trust, Inc. REIT                                14,958
 1,901    Jones Lang LaSalle, Inc. REIT                                145,503
 1,534    Kilroy Realty Corp. REIT                                     118,517
 1,800    Kite Realty Group Trust REIT                                  28,710
 1,700    KKR Financial Corp. REIT                                      38,131
 2,164    LaSalle Hotel Properties REIT                                 88,724
 2,924    Lexington Corporate Properties Trust REIT                     60,965
 4,577    Liberty Property Trust REIT #                                215,851
 1,295    LTC Properties, Inc. REIT                                     30,122
 2,259    Luminent Mortgage Capital, Inc. REIT                          18,320
 3,699    Macerich Co. REIT                                            273,541
 3,226    Mack-Cali Realty Corp. REIT                                  154,848
 2,008    Maguire Properties, Inc. REIT                                 73,292
57,700    Medical Properties Trust, Inc. REIT #                        623,160
 4,059    Meristar Hospitality Corp. REIT *                             42,132
 4,700    MFA Mortgage Investments, Inc. REIT                           29,845
 1,075    Mid-America Apartment Communities, Inc. REIT                  58,856
 2,809    Mills Corp. REIT #                                            78,652
 1,600    MortgageIT Holdings, Inc. REIT                                17,328
 1,376    National Health Investors, Inc. REIT                          34,950
   500    National Health Realty, Inc. REIT                              9,960
 3,729    Nationwide Health Properties, Inc. REIT #                     80,174
 2,635    New Century Financial Corp. REIT #                           121,263
 5,498    New Plan Excel Realty Trust REIT                             142,618
 2,100    Newcastle Investment Corp. REIT                               50,232
   900    Newkirk Realty Trust, Inc. REIT                               16,281
 1,300    NorthStar Realty Finance Corp. REIT                           14,235
 1,453    Novastar Financial, Inc. REIT #                               48,588
 2,818    Omega Healthcare Investors, Inc. REIT                         39,508
   563    One Liberty Properties, Inc. REIT                             11,164
 1,000    Opteum, Inc. - Class A REIT #                                  8,560
 1,300    Origen Financial, Inc. REIT                                    7,904
 2,212    Pan Pacific Retail Properties, Inc. REIT                     156,831
   869    Parkway Properties, Inc. REIT #                               37,958
 2,044    Pennsylvania Real Estate Investment Trust REIT #              89,936
 2,172    Post Properties, Inc. REIT                                    96,654
   768    PS Business Parks, Inc. REIT                                  42,947
 1,486    RAIT Investment Trust REIT                                    41,965
   692    Ramco-Gershenson Properties REIT #                            20,947
 4,512    Realty Income Corp. REIT #                                   109,236
 4,210    Reckson Associates Realty Corp. REIT                         192,902
 1,054    Redwood Trust, Inc. REIT #                                    45,659
 3,616    Regency Centers Corp. REIT                                   242,959
 1,600    Republic Property Trust REIT                                  18,971
   443    Saul Centers, Inc. REIT                                       19,452
 2,900    Saxon Capital, Inc. REIT #                                    30,276
 2,850    Senior Housing Properties Trust REIT                          51,585
 2,478    Shurgard Storage Centers, Inc. REIT                          165,109
 1,300    Sizeler Property Investors REIT #                             19,188
 2,225    SL Green Realty Corp. REIT                                   225,837
   950    Sovran Self Storage, Inc. REIT                                52,440
61,400    Spirit Finance Corp. REIT #                                  749,080
 3,300    Strategic Hotel Capital, Inc. REIT                            76,824
   880    Sun Communities, Inc. REIT                                    31,108
 2,100    Sunstone Hotel Investors, Inc. REIT                           60,837
 1,626    Tanger Factory Outlet Centers REIT                            55,951
   744    Tarragon Corp. REIT #*                                        14,806
 2,743    Taubman Centers, Inc. REIT                                   114,301
 5,413    Thornburg Mortgage, Inc. REIT #                              146,476
   795    Town & Country Trust REIT #                                   32,269
 1,824    Trammell Crow Co. REIT *                                      65,044
 4,900    Trizec Properties, Inc. REIT                                 126,077
 3,427    Trustreet Properties, Inc. REIT #                             52,056
 2,000    U-Store-It Trust REIT                                         40,300
   246    United Capital Corp. REIT *                                    6,120
 7,263    United Dominion Realty Trust, Inc. REIT                      207,286
   532    Universal Health Realty Trust Income REIT                     19,434
   858    Urstadt Biddle Properties, Inc. REIT                          15,444
 5,548    Ventas, Inc. REIT                                            184,083
 2,049    Washington Real Estate Investment Trust REIT #                74,420
 4,312    Weingarten Realty Investors REIT                             175,714
   994    Winston Hotels, Inc. REIT                                     11,302
                                                                   -----------
                                                                    16,980,200
                                                                   -----------
RETAIL - 3.8%

 2,633    99 Cents Only Stores #*                                       35,703
   900    AC Moore Arts & Crafts, Inc. #*                               16,560

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                                Value
-----------------------------------------------------------------------------
  5,706    Advance Auto Parts                                         237,598
  3,100    Aeropostale, Inc. *                                         93,496
  1,300    AFC Enterprises, Inc. *                                     18,070
    430    America's Car Mart, Inc. #*                                  9,245
  6,306    American Eagle Outfitters                                  188,297
  3,936    AnnTaylor Stores Corp. *                                   144,805
    700    Asbury Automotive Group, Inc. *                             13,804
  2,410    Barnes & Noble, Inc.                                       111,463
  1,144    Bebe Stores, Inc.                                           21,072
    900    Big 5 Sporting Goods Corp. #                                17,622
  6,308    Big Lots, Inc. #*                                           88,060
    600    BJ's Restaurants, Inc. *                                    16,200
  3,707    BJ's Wholesale Club, Inc. *                                116,808
    209    Blair Corp.                                                  8,655
309,210    Blockbuster, Inc. #                                      1,227,564
  2,400    Bombay Co., Inc. #*                                          7,920
    500    Bon-Ton Stores, Inc.                                        16,175
  3,670    Borders Group, Inc. #                                       92,631
  4,747    Brinker International, Inc. #                              200,561
    959    Brown Shoe Co., Inc.                                        50,328
    533    Buckle, Inc.                                                21,826
    500    Build-A-Bear Workshop, Inc. #*                              15,325
    916    Burlington Coat Factory Warehouse Corp. #                   41,632
  1,900    Cabela's, Inc. #*                                           38,988
    745    Cache, Inc. *                                               13,663
  5,593    Carmax, Inc. *                                             182,779
  2,772    Casey's General Stores, Inc.                                63,396
  1,721    Cash America International, Inc.                            51,664
  1,900    Casual Male Retail Group, Inc. #*                           18,506
  1,447    Cato Corp.                                                  34,525
    687    Charlotte Russe Holding, Inc. *                             14,702
  6,658    Charming Shoppes #*                                         99,004
  1,050    Childrens Place #*                                          60,795
  1,656    Christopher & Banks Corp.                                   38,436
  9,442    Circuit City Stores, Inc.                                  231,140
    300    Citi Trends, Inc. #*                                        11,928
  4,702    Claire's Stores, Inc.                                      170,730
  2,943    Coldwater Creek, Inc. #*                                    81,815
    184    Conn's, Inc. #*                                              6,285
  3,636    Copart, Inc. *                                              99,808
 55,736    Cost Plus, Inc. #*                                         953,086
  2,124    CSK Auto Corp. #*                                           29,460
    164    DEB Shops, Inc. #                                            4,871
  1,105    dELiA*s, Inc. #*                                            10,321
    800    Design Within Reach, Inc. #*                                 4,552
  1,940    Dick's Sporting Goods, Inc. #*                              76,960
  3,527    Dillard's, Inc. #                                           91,843
  5,774    Dollar Tree Stores, Inc. #*                                159,767
  1,500    Domino's Pizza, Inc.                                        42,825
  1,040    Dress Barn, Inc. #*                                         49,868
    500    DSW, Inc. #*                                                15,660
  8,200    Family Dollar Stores, Inc.                                 218,120
  2,334    Finish Line, Inc.                                           38,394
  1,486    First Cash Financial Services, Inc. *                       29,705
  8,214    Foot Locker, Inc.                                          196,150
  1,803    Fred's, Inc. #                                              23,908
 25,506    GameStop Corp. *                                         1,202,353
  1,363    GameStop Corp. Class B *                                    59,045
  1,221    Genesco, Inc. *                                             47,485
  1,109    Group 1 Automotive, Inc. #                                  52,722
  1,292    Guitar Center, Inc. #*                                      61,628
  1,101    Haverty Furniture Cos, Inc.                                 15,799
  1,695    Hibbett Sporting Goods, Inc. *                              55,918
183,697    HOT Topic, Inc. #*                                       2,663,606
  2,643    Insight Enterprises, Inc. *                                 58,172
  1,083    J Jill Group, Inc. *                                        25,895
  1,381    Jo-Ann Stores, Inc. #*                                      18,588
  1,034    JOS A Bank Clothiers, Inc. #*                               49,580
    407    Kenneth Cole Productions, Inc. #                            11,274
    906    Lithia Motors, Inc.                                         31,438
 35,476    Longs Drug Stores Corp. #                                1,641,829
  1,600    Luby's, Inc. #*                                             19,984
    600    MarineMax, Inc. #*                                          20,112
  2,652    Men's Wearhouse, Inc.                                       95,313
    982    Movado Group, Inc.                                          22,665
  1,550    Movie Gallery, Inc. #                                        4,681
  2,459    MSC Industrial Direct Co.                                  132,835
    600    New York & Co., Inc. *                                       8,964
  3,224    Nu Skin Enterprises, Inc. #                                 56,517
  5,296    O'Reilly Automotive, Inc. *                                193,622
  3,886    OfficeMax, Inc.                                            117,241
  3,705    Pacific Sunwear of California #*                            82,103
    802    Pantry, Inc. #*                                             50,037
  3,760    Payless Shoesource, Inc. #*                                 86,066
  2,571    PEP Boys-Manny Moe & Jack #                                 38,848
  2,782    Petco Animal Supplies, Inc. *                               65,572
100,849    Pier 1 Imports, Inc. #                                   1,170,857
  7,300    RadioShack Corp.                                           140,379
  2,208    Regis Corp. #                                               76,132
  1,181    Restoration Hardware, Inc. #*                                6,720
    962    Retail Ventures, Inc. #*                                    14,103
 28,118    Rite Aid Corp. #*                                          112,472
  7,800    Ross Stores, Inc.                                          227,682
  1,400    Rush Enterprises, Inc. *                                    24,612
 49,102    Saks, Inc. #*                                              947,669
  1,334    School Specialty, Inc. *                                    46,023
  2,000    Select Comfort Corp. #*                                     79,100
    700    Sharper Image Corp. #*                                       8,967
    400    Shoe Carnival, Inc. *                                        9,992
    759    Smart & Final, Inc. *                                       12,440
  1,763    Sonic Automotive, Inc. #                                    48,941
  1,419    Sports Authority, Inc. *                                    52,361
  1,419    Stage Stores, Inc. #                                        42,215
  1,464    Stein Mart, Inc.                                            25,503
    582    Syms Corp.                                                   8,730
    610    Systemax, Inc. #*                                            4,404
  1,192    Talbots, Inc.                                               32,029

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                               Value
-----------------------------------------------------------------------------
  7,600    Tiffany & Co.                                              285,304
 44,468    Too, Inc. #*                                             1,527,476
  1,829    Tractor Supply Co. *                                       121,336
  1,092    Trans World Entertainment #*                                 6,082
  1,625    Tuesday Morning Corp.                                       37,521
    538    Under Armour, Inc. #*                                       17,431
  1,531    United Auto Group, Inc. #                                   65,833
  5,592    Urban Outfitters, Inc. #*                                  137,228
    400    Volcom, Inc. #*                                             14,212
    770    West Marine, Inc. #*                                        11,558
  3,100    Wet Seal, Inc. *                                            20,615
  6,268    Williams-Sonoma, Inc. *                                    265,763
  1,300    World Fuel Services Corp.                                   52,572
  2,452    Zale Corp. *                                                68,730
    100    Zumiez, Inc. #*                                              6,110
                                                                  -----------
                                                                   18,694,068
                                                                  -----------
SAVINGS & LOAN - 1.4%

  1,292    Anchor Bancorp Wisconsin, Inc. #                            39,161
  5,295    Astoria Financial Corp.                                    163,933
213,434    Bank Mutual Corp. #                                      2,527,059
  1,992    BankAtlantic Bancorp, Inc.                                  28,665
  1,484    BankUnited Financial Corp.                                  40,127
    400    Berkshirehill Bancorp, Inc. #                               13,976
    312    Beverly Hills Bancorp, Inc.                                  3,307
    358    BFC Financial Corp. #*                                       2,345
  2,950    Brookline Bancorp, Inc.                                     45,696
  1,194    Capitol Federal Financial #                                 38,566
    300    Charter Financial Corp. #                                   11,418
  1,100    Clifton Savings Bancorp, Inc. #                             11,759
  2,067    Commercial Capital Bancorp, Inc.                            29,062
  1,351    Dime Community Bancshares                                   19,414
  1,030    Downey Financial Corp. #                                    69,319
  1,264    Fidelity Bankshares, Inc.                                   42,508
    524    First Defiance Financial Corp. #                            13,802
    767    First Financial Holdings, Inc. #                            24,314
  5,618    First Niagara Financial Group, Inc. #                       82,360
    694    First Place Financial Corp. #                               17,211
    961    FirstFed Financial Corp. #*                                 57,477
  2,088    Flagstar Bancorp, Inc. #                                    31,529
    879    Flushing Financial Corp.                                    15,347
  1,394    Franklin Bank Corp. #*                                      26,807
    969    Harbor Florida Bancshares, Inc. #                           36,696
    569    Horizon Financial Corp.                                     14,544
  4,495    Independence Community Bank Corp. #                        187,352
  3,100    Investors Bancorp, Inc. *                                   43,214
    400    Itla Capital Corp.                                          19,288
  1,300    Kearny Financial Corp. #                                    17,849
  1,908    KNBT Bancorp, Inc.                                          31,196
  1,912    MAF Bancorp, Inc.                                           83,688
    200    NASB Financial, Inc.                                         6,852
  5,596    NewAlliance Bancshares, Inc. #                              80,750
    838    Northwest Bancorp, Inc. #                                   20,749
    306    OceanFirst Financial Corp.                                   7,497
  1,368    Ocwen Financial Corp. #*                                    13,981
122,059    Partners Trust Financial Group, Inc.                     1,454,943
    266    Pennfed Financial Services, Inc. #                           5,099
  3,218    People's Bank                                              105,390
 25,859    PFF Bancorp, Inc.                                          871,707
    165    Provident Financial Holdings, Inc.                           5,379
  3,464    Provident Financial Services, Inc.                          62,698
  1,673    Provident New York Bancorp #                                21,699
    700    Rockville Financial, Inc. #*                                10,031
    738    Sound Federal Bancorp, Inc.                                 15,195
  1,635    Sterling Financial Corp.                                    47,415
    964    TierOne Corp. #                                             32,728
  1,776    United Community Financial Corp.                            21,525
  4,775    Washington Federal, Inc.                                   115,555
    900    Wauwatosa Holdings, Inc. *                                  12,240
    267    Westfield Financial, Inc. #                                  6,595
    200    WSFS Financial Corp.                                        12,566
                                                                  -----------
                                                                    6,719,583
                                                                  -----------
SEMICONDUCTORS - 5.5%

  1,416    Actel Corp. #*                                              22,571
    707    ADE Corp. *                                                 21,648
    900    Advanced Analogic Technologies, Inc. #*                     10,260
  9,600    Agere Systems, Inc. *                                      144,384
  1,921    AMIS Holdings, Inc. #*                                      17,404
  6,300    Amkor Technology, Inc. #*                                   54,432
 17,071    Applied Micro Circuits Corp. #*                             69,479
  3,146    Asyst Technologies, Inc. #*                                 32,750
 22,776    Atmel Corp. #*                                             107,503
  1,821    ATMI, Inc. #*                                               54,994
  4,600    Axcelis Technologies, Inc. #*                               26,956
156,467    Brooks Automation, Inc. #*                               2,228,090
  4,842    Cirrus Logic, Inc. *                                        41,060
  1,260    Cohu, Inc.                                                  26,737
 25,082    Conexant Systems, Inc. #*                                   86,533
  4,469    Credence Systems Corp. #*                                   32,802
  4,089    Cree, Inc. #*                                              134,160
  7,100    Cypress Semiconductor Corp. #*                             120,345
  1,036    Diodes, Inc. #*                                             42,994
  1,316    DSP Group, Inc. *                                           38,177
  1,600    Emcore Corp. #*                                             16,352
  4,609    Emulex Corp. #*                                             78,768
457,332    Entegris, Inc. #*                                        4,866,012
  2,283    Exar Corp. *                                                32,601
108,537    Fairchild Semiconductor International, Inc. #*           2,069,801
  1,883    Formfactor, Inc. *                                          74,040
  1,821    Genesis Microchip, Inc. #*                                  31,030
    300    Hittite Microwave Corp. *                                   10,113
    500    Ikanos Communications, Inc. #*                               9,855
 10,445    Integrated Device Technology, Inc. *                       155,213
  2,278    Integrated Silicon Solutions, Inc. *                        15,126
  3,768    International Rectifier Corp. #*                           156,108
 33,417    Intersil Corp. #                                           966,420
  1,048    IXYS Corp. *                                                 9,663

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                                  Value
--------------------------------------------------------------------------------
  4,487    Kopin Corp. #*                                                 22,480
  2,340    Kulicke & Soffa Industries, Inc. #*                            22,324
  7,477    Lam Research Corp. *                                          321,511
 86,345    Lattice Semiconductor Corp. #*                                575,058
  1,300    Leadis Technology, Inc. #*                                      7,384
 20,310    LSI Logic Corp. #*                                            234,784
  4,201    LTX Corp. *                                                    22,685
364,214    Mattson Technology, Inc. #*                                 4,370,568
  7,265    MEMC Electronic Materials, Inc. #*                            268,224
362,500    Micrel, Inc. #*                                             5,372,250
  3,516    Microsemi Corp. *                                             102,351
  2,400    Microtune, Inc. #*                                             12,528
  2,565    MIPS Technologies, Inc. *                                      19,135
  1,793    MKS Instruments, Inc. *                                        42,010
  1,300    Monolithic Power Systems, Inc. *                               24,232
135,400    Nanometrics, Inc. #*                                        1,875,290
    700    Netlogic Microsystems, Inc. #*                                 28,847
  6,600    Novellus Systems, Inc. #*                                     158,400
  2,900    Omnivision Technologies, Inc. #*                               87,580
  9,608    ON Semiconductor Corp. #*                                      69,754
  1,250    Pericom Semiconductor Corp. #*                                 12,325
  1,863    Photronics, Inc. *                                             34,950
  2,397    Pixelworks, Inc. #*                                            11,913
  1,221    PLX Technology, Inc. #*                                        15,324
  9,727    PMC - Sierra, Inc. #*                                         119,545
    700    Portalplayer, Inc. #*                                          15,561
  1,705    Power Integrations, Inc. #*                                    42,250
  8,506    QLogic Corp. *                                                164,591
  5,125    Rambus, Inc. #*                                               201,617
  2,432    Rudolph Technologies, Inc. *                                   41,466
    921    Semitool, Inc. #*                                              10,472
  3,577    Semtech Corp. *                                                63,992
  2,265    Sigmatel, Inc. #*                                              19,796
  3,691    Silicon Image, Inc. *                                          38,054
  2,255    Silicon Laboratories, Inc. #*                                 123,912
  1,709    Sirf Technology Holdings, Inc. #*                              60,516
  7,377    Skyworks Solutions, Inc. #*                                    50,090
  2,500    Spansion, Inc. - Class A *                                     37,587
  1,206    Standard Microsystems Corp. *                                  31,332
    392    Supertex, Inc. #*                                              14,747
 10,300    Teradyne, Inc. #*                                             159,753
  2,409    Tessera Technologies, Inc. #*                                  77,281
  7,200    Transwitch Corp. #*                                            18,720
  6,306    Triquint Semiconductor, Inc. #*                                31,025
  1,426    Ultratech, Inc. #*                                             34,908
  2,703    Varian Semiconductor Equipment Associates, Inc. *              75,900
  1,563    Veeco Instruments, Inc. #*                                     36,496
  1,000    Virage Logic Corp. #*                                          10,790
 14,087    Vitesse Semiconductor Corp. #*                                 50,431
  1,000    Volterra Semiconductor Corp. #*                                19,090
  2,001    Zoran Corp. *                                                  43,782
                                                                     -----------
                                                                      27,109,992
                                                                     -----------
SOFTWARE - 3.7%

 12,788    Activision, Inc. *                                            176,347
  4,748    Acxiom Corp. #                                                122,688
  1,229    Advent Software, Inc. *                                        34,928
  2,206    Allscripts Healthcare Solutions, Inc. #*                       40,392
  1,300    Altiris, Inc. *                                                28,613
    600    American Reprographics Co. #*                                  20,814
  3,200    AMICAS, Inc. #*                                                15,104
  1,712    Ansys, Inc. #*                                                 92,705
  2,209    Aspen Technology, Inc. #*                                      27,944
    428    Atari, Inc. #*                                                    274
  2,055    Avid Technology, Inc. #*                                       89,310
 20,700    BEA Systems, Inc. #*                                          271,791
    741    Blackbaud, Inc. #                                              15,702
 71,100    Blackboard, Inc. #*                                         2,019,951
 11,600    BMC Software, Inc. *                                          251,256
  4,681    Borland Software Corp. #*                                      25,277
    451    Bottomline Technologies, Inc. *                                 6,192
  3,234    Cerner Corp. *                                                153,453
  9,615    Citrix Systems, Inc. *                                        364,409
    314    Computer Programs & Systems, Inc.                              15,700
 20,604    Compuware Corp. *                                             161,329
  1,500    Concur Technologies, Inc. #*                                   27,795
  2,439    CSG Systems International #*                                   56,731
  2,576    Dendrite International, Inc. #*                                35,162
  1,328    Digi International, Inc. *                                     15,498
  3,634    Dun & Bradstreet Corp. *                                      278,655
217,984    Eclipsys Corp. *                                            5,146,602
  2,522    eFunds Corp. *                                                 65,169
  1,000    Emageon, Inc. *                                                16,990
  2,480    Epicor Software Corp. #*                                       33,306
    801    EPIQ Systems, Inc. #*                                          15,219
  3,664    Fair Isaac Corp. #                                            145,168
  1,018    FalconStor Software, Inc. #*                                    9,620
  1,988    Filenet Corp. *                                                53,716
  3,434    Global Payments, Inc.                                         182,036
  3,310    Hyperion Solutions Corp. *                                    107,906
  1,245    Infocrossing, Inc. #*                                          15,002
  4,710    Informatica Corp. #*                                           73,241
  1,648    infoUSA, Inc. *                                                21,391
    500    InPhonic, Inc. #*                                               3,495
  1,311    Inter-Tel, Inc.                                                28,108
     68    Intervideo, Inc. *                                                738
  1,293    JDA Software Group, Inc. #*                                    18,671
  2,510    Keane, Inc. #*                                                 39,533
  2,864    Lawson Software, Inc. #*                                       21,967
  1,200    Majesco Entertainment Co. #*                                    1,656
    800    Mantech International Corp. *                                  26,576
    846    Mapinfo Corp. *                                                11,861
    722    MicroStrategy, Inc. *                                          76,019
  1,267    Midway Games, Inc. #*                                          11,682
  1,109    MRO Software, Inc. *                                           17,700

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                              Value
----------------------------------------------------------------------------
  4,700    NAVTEQ Corp. *                                            238,055
275,903    NetIQ Corp. #*                                          3,076,318
 19,867    Novell, Inc. *                                            152,579
  7,311    Nuance Communications, Inc. #*                             86,343
    839    Open Solutions, Inc. #*                                    22,913
  1,609    Packeteer, Inc. *                                          18,664
  5,996    Parametric Technology Corp. *                              97,915
    900    PDF Solutions, Inc. #*                                     17,028
    573    Pegasystems, Inc. #*                                        4,676
  1,434    Per-Se Technologies, Inc. #*                               38,230
  1,600    Phase Forward, Inc. #*                                     17,824
  1,800    Phoenix Technologies Ltd. #*                               12,204
  2,171    Progress Software Corp. *                                  63,154
    736    QAD, Inc.                                                   5,505
    876    Quality Systems, Inc. #*                                   28,996
  2,999    Quest Software, Inc. *                                     50,083
  9,300    Red Hat, Inc. #*                                          260,214
    506    Renaissance Learning, Inc. #                                9,108
  3,700    Salesforce.com, Inc. #*                                   134,421
    504    Schawk, Inc. #                                             13,109
  1,623    Seachange International, Inc. #*                           12,611
  3,447    SEI Investments Co.                                       139,707
    764    SPSS, Inc. *                                               24,188
    800    SSA Global Technologies, Inc. #*                           12,824
  4,450    Sybase, Inc. *                                             93,984
    455    SYNNEX Corp. #*                                             8,445
  3,412    Take-Two Interactive Software, Inc. #*                     63,668
 74,096    THQ, Inc. #*                                            1,918,345
  1,072    TradeStation Group, Inc. #*                                14,815
  1,846    Transaction Systems Architects, Inc. *                     57,614
  2,788    Trident Microsystems, Inc. *                               81,019
    413    Ulticom, Inc. #*                                            4,440
  1,203    Ultimate Software Group, Inc. #*                           31,098
  1,100    VeriFone Holdings, Inc. #*                                 33,319
    800    Verint Systems, Inc. #*                                    28,296
 70,594    Wind River Systems, Inc. #*                               878,895
  1,747    Witness Systems, Inc. #*                                   44,374
                                                                 -----------
                                                                  18,286,373
                                                                 -----------
TELECOMMUNICATIONS - 3.6%

390,131    3Com Corp. #*                                           1,997,471
  5,107    Adaptec, Inc. #*                                           28,242
  6,114    ADC Telecommunications, Inc. #*                           156,457
  3,601    Adtran, Inc. #                                             94,274
  4,312    Aeroflex, Inc. #*                                          59,204
  1,713    Airspan Networks, Inc. #*                                  11,563
    239    Alaska Communications Systems Group, Inc. #                 2,899
 12,500    Alltel Corp.                                              809,375
 21,168    American Tower Corp. #*                                   641,814
    769    Anaren, Inc. *                                             14,972
  8,741    Andrew Corp. #*                                           107,339
  1,735    Anixter International, Inc. #                              82,898
    600    Applied Signal Technology, Inc. #                          11,898
135,788    Arris Group, Inc. #*                                    1,868,443
  1,941    Atheros Communications, Inc. #*                            50,835
  1,030    Audiovox Corp. #*                                          12,298
 24,900    Avaya, Inc. *                                             281,370
    950    Black Box Corp. #                                          45,648
  4,084    Broadwing Corp. #*                                         60,198
  2,433    C-COR.net Corp. *                                          21,264
  1,454    Centennial Communications Corp. #*                         10,658
  6,900    CenturyTel, Inc.                                          269,928
 30,586    Ciena Corp. *                                             159,353
397,192    Cincinnati Bell, Inc. #*                                1,795,308
    992    Commonwealth Telephone Enterprises, Inc. #                 34,174
  2,997    CommScope, Inc. #*                                         85,564
  1,244    Comtech Telecommunications Corp. *                         36,287
  1,200    Consolidated Communications Holdings, Inc.                 19,524
 11,824    Crown Castle International Corp. *                        335,210
    938    CT Communications, Inc.                                    12,747
  1,824    Ditech Communications Corp. *                              19,061
122,530    Dobson Communications Corp. #*                            982,691
    500    EndWave Corp. #*                                            7,345
  1,100    Essex Corp. *                                              24,222
  6,634    Extreme Networks *                                         33,303
  1,500    FairPoint Communications, Inc. #                           20,730
 11,400    Finisar Corp. #*                                           56,430
  6,684    Foundry Networks, Inc. *                                  121,381
  3,101    General Communication, Inc. #*                             37,491
  4,600    Glenayre Technologies, Inc. *                              24,150
  4,400    GlobeTel Communications Corp. #*                           10,956
  1,313    Golden Telecom, Inc.                                       39,456
  4,685    Harmonic, Inc. *                                           29,843
  7,150    Harris Corp.                                              338,124
    419    Hungarian Telephone & Cable Corp. #*                        6,712
  3,600    Hypercom Corp. *                                           33,480
  2,739    IDT Corp. #*                                               29,992
    800    IDT Corp. Class B #*                                        8,856
  2,939    Interdigital Communications Corp. *                        72,064
  1,100    Intrado, Inc. #*                                           28,578
  1,200    Iowa Telecommunications Services, Inc.                     22,896
  2,043    Ixia #*                                                    29,133
 85,700    JDS Uniphase Corp. #*                                     357,369
 43,067    Level 3 Communications, Inc. #*                           223,087
  1,550    Mastec, Inc. #*                                            21,964
  6,913    MRV Communications, Inc. #*                                28,343
  1,991    Netgear, Inc. #*                                           37,849
 86,300    NeuStar, Inc. #*                                        2,675,300
  1,615    Newport Corp. *                                            30,459
 33,900    Nextel Partners, Inc. *                                   960,048
  6,678    NII Holdings, Inc. *                                      393,802
    938    North Pittsburgh Systems, Inc. #                           21,893
  1,943    Novatel Wireless, Inc. #*                                  17,390
  1,000    NTELOS Holdings Corp. *                                    14,738
    886    Oplink Communications, Inc. #*                             15,363

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                               Value
-----------------------------------------------------------------------------
  1,024    Optical Communication Products, Inc. #*                      3,154
  2,400    PanAmSat Holding Corp.                                      59,568
  2,697    Plantronics, Inc.                                           95,555
  5,225    Polycom, Inc. #*                                           113,278
  5,960    Powerwave Technologies, Inc. #*                             80,400
    236    Preformed Line Products Co. #                                8,005
  4,251    Premiere Global Services, Inc. *                            34,221
  2,133    Price Communications Corp. #*                               37,733
  1,431    RCN Corp. #*                                                37,063
 10,465    RF Micro Devices, Inc. #*                                   90,522
  1,379    SafeNet, Inc. #*                                            36,516
  4,649    SBA Communications Corp. *                                 108,833
    488    Shenandoah Telecom Co. #                                    21,955
 13,800    Sonus Networks, Inc. #*                                     75,624
  1,138    Spectralink Corp. #                                         14,282
    978    SureWest Communications                                     23,589
  8,400    Sycamore Networks, Inc. #*                                  39,480
  2,430    Symmetricom, Inc. #*                                        20,777
  1,100    Syniverse Holdings, Inc. *                                  17,380
  1,820    Talk America Holdings, Inc. #*                              15,525
  2,659    Tekelec #*                                                  36,774
  5,700    Telephone & Data Systems, Inc.                             224,808
  2,600    Telkonet, Inc. #*                                           11,050
 24,085    Tellabs, Inc. *                                            382,951
  4,776    Terayon Corp. #*                                             8,740
  2,587    Time Warner Telecom, Inc. #*                                46,437
  4,334    Ubiquitel, Inc. *                                           43,773
    900    US Cellular Corp. *                                         53,424
  1,523    USA Mobility, Inc. #*                                       43,375
  5,554    UTStarcom, Inc. #*                                          34,935
  1,800    Valor Communications Group, Inc. #                          23,688
    984    Viasat, Inc. *                                              28,192
  1,165    West Corp. #*                                               52,029
  2,800    Westell Technologies, Inc. #*                               11,396
  3,840    Wireless Facilities, Inc. #*                                15,437
  8,050    Zhone Technologies, Inc. #*                                 21,574
                                                                  -----------
                                                                   17,863,757
                                                                  -----------
TRANSPORTATION - 3.9%

  2,500    ABX Air, Inc. #*                                            17,025
  2,366    Alexander & Baldwin, Inc.                                  112,811
    574    Amerco, Inc. #*                                             56,809
  1,434    Arkansas Best Corp.                                         56,098
  1,121    Bristow Group, Inc. *                                       34,639
134,000    CH Robinson Worldwide, Inc. #                            6,578,060
  2,801    CNF, Inc.                                                  139,882
    241    Covenant Transport, Inc. *                                   3,519
    614    Dynamex, Inc. #*                                            11,862
  1,602    EGL, Inc. #*                                                72,090
 75,900    Expeditors International of Washington, Inc. #           6,557,001
  1,767    Florida East Coast Industries, Inc. #                       95,241
  1,821    Forward Air Corp. #                                         67,905
  1,100    Frozen Food Express Industries, Inc. #*                     11,495
  2,447    GATX Corp. #                                               101,037
  1,800    Genesee & Wyoming, Inc. *                                   55,224
    481    Greenbrier Cos, Inc. #                                      19,264
    728    Gulfmark Offshore, Inc. *                                   20,238
  2,138    Heartland Express, Inc. #                                   46,587
  1,100    Horizon Lines, Inc. #                                       14,256
    894    HUB Group, Inc. *                                           40,749
    700    Interpool, Inc.                                             14,140
  6,250    JB Hunt Transport Services, Inc. #                         134,625
  3,955    Kansas City Southern #*                                     97,688
 21,491    Kirby Corp. #*                                           1,463,752
103,212    Knight Transportation, Inc. #                            2,038,437
  5,395    Laidlaw International, Inc.                                146,744
  3,232    Landstar System, Inc.                                      142,596
    395    Maritrans, Inc.                                              9,650
  1,054    Marten Transport Ltd. *                                     19,067
  1,575    Old Dominion Freight Line #*                                42,446
  1,466    Overseas Shipholding Group                                  70,265
     84    P.A.M. Transportation Services, Inc. *                       2,071
  2,071    Pacer International, Inc.                                   67,680
 56,128    RailAmerica, Inc. *                                        598,324
  3,342    Ryder System, Inc.                                         149,655
    831    SCS Transportation, Inc. *                                  24,190
  1,200    Sirva, Inc. *                                               10,236
  2,382    Swift Transportation Co., Inc. #*                           51,761
    800    TAL International Group, Inc. *                             19,288
    500    Universal Truckload Services, Inc. #*                       12,525
    745    US Xpress Enterprises, Inc. #*                              14,505
    400    USA Truck, Inc. #*                                           9,848
  2,475    Werner Enterprises, Inc. #                                  45,466
  3,080    YRC Worldwide, Inc. #*                                     117,225
                                                                  -----------
                                                                   19,413,976
                                                                  -----------
UTILITIES- ELECTRIC - 1.5%

  8,729    Allegheny Energy, Inc. *                                   295,477
  6,044    Alliant Energy Corp.                                       190,205
 20,759    Aquila, Inc. *                                              82,828
 89,420    Avista Corp. #                                           1,846,523
  1,793    Black Hills Corp. #                                         60,962
 16,400    Centerpoint Energy, Inc. #                                 195,652
    419    Central Vermont Public Service Corp.                         8,887
    804    CH Energy Group, Inc.                                       38,592
  2,384    Cleco Corp. #                                               53,235
 11,600    CMS Energy Corp. *                                         150,220
  6,712    DPL, Inc.                                                  181,224
  3,722    Duquesne Light Holdings, Inc. #                             61,413
  2,238    El Paso Electric Co. *                                      42,612
  1,394    Empire District Electric Co.                                30,975
  7,713    Energy East Corp.                                          187,426
  4,064    Great Plains Energy, Inc. #                                114,402
  4,378    Hawaiian Electric Industries #                             118,775
  2,301    Idacorp, Inc. #                                             74,829
    800    ITC Holdings Corp. #                                        21,000
  6,265    MDU Resources Group, Inc.                                  209,564
  1,024    MGE Energy, Inc.                                            33,976

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                             Value
---------------------------------------------------------------------------
 7,900    Northeast Utilities                                       154,287
35,981    NorthWestern Corp.                                      1,120,448
 7,284    NRG Energy, Inc. *                                        329,382
 5,720    NSTAR                                                     163,649
 4,873    OGE Energy Corp.                                          141,317
   300    Ormat Technologies, Inc. #                                 11,430
 1,511    Otter Tail Corp.                                           43,351
 9,849    Pepco Holdings, Inc.                                      224,459
 1,000    Pike Electric Corp. *                                      21,010
 5,132    Pinnacle West Capital Corp.                               200,661
 3,838    PNM Resources, Inc.                                        93,647
 6,227    Puget Energy, Inc.                                        131,888
15,944    Reliant Energy, Inc. #*                                   168,687
10,760    Sierra Pacific Resources *                                148,596
11,065    TECO Energy, Inc.                                         178,368
   644    UIL Holdings Corp.                                         33,713
 1,947    Unisource Energy Corp.                                     59,383
 4,746    Westar Energy, Inc.                                        98,764
 6,069    Wisconsin Energy Corp.                                    242,699
 2,022    WPS Resources Corp. #                                      99,523
                                                               ------------
                                                                  7,664,039
                                                               ------------
UTILITIES- GAS - 0.3%

 4,139    AGL Resources, Inc. #                                     149,211
 4,301    Atmos Energy Corp. #                                      113,245
   696    Cascade Natural Gas Corp.                                  13,711
 3,952    Energen Corp.                                             138,320
   352    EnergySouth, Inc. #                                        11,197
 1,250    Laclede Group, Inc. #                                      43,025
 1,470    New Jersey Resources Corp.                                 66,518
 2,355    Nicor, Inc. #                                              93,164
 1,305    Northwest Natural Gas Co.                                  46,314
 6,229    Oneok, Inc.                                               200,885
 1,853    Peoples Energy Corp. #                                     66,041
 3,810    Piedmont Natural Gas Co.                                   91,402
 1,636    South Jersey Industries, Inc. #                            44,614
 5,102    Southern Union Co. #                                      126,683
 2,147    Southwest Gas Corp.                                        60,009
 5,564    UGI Corp.                                                 117,233
 4,177    Vectren Corp. #                                           110,189
 2,755    WGL Holdings, Inc.                                         83,807
                                                               ------------
                                                                  1,575,568
                                                               ------------
UTILITIES- WATER - 0.1%

   944    American States Water Co. #                                35,268
 6,797    Aqua America, Inc.                                        189,093
 1,009    California Water Service Group                             45,455
   440    Connecticut Water Service, Inc. #                          11,537
   527    Middlesex Water Co. #                                       9,981
   316    Pico Holdings, Inc. #*                                     10,393
   968    SJW Corp. #                                                25,991
 1,082    Southwest Water Co. #                                      17,247
                                                               ------------
                                                                    344,965
                                                               ------------
TOTAL COMMON STOCKS
 (Cost $382,860,048)                                            483,728,906
                                                               ------------

WARRANTS - 0.0%

BUSINESS SERVICES & SUPPLIES - 0.0%

       108    American Banknote Corp.
              0.0%, 07/01/07                                          0
       108    American Banknote Corp.
              0.0%, 07/01/07                                          0
                                                           ------------
                                                                      0
                                                           ------------
TOTAL WARRANTS
 (Cost $--)                                                           0
                                                           ------------

Principal
Amount                                                         Value
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.8%
GOVERNMENT & AGENCY SECURITIES - 0.0%
   115,000    United States Treasury Bills
              4.580%, 06/08/06 (b)                              114,058
                                                           ------------

MUTUAL FUND - 2.8%
13,658,037    Goldman Sachs Prime Obligations Fund
              4.639%, 12/31/30 (c)                           13,658,037
                                                           ------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $13,772,095)                                          13,772,095
                                                           ------------
TOTAL INVESTMENTS - 100.6%
 (Cost $396,632,143)                                        497,501,001
                                                           ------------
Liabilities in excess of other assets - (0.6)%               (2,858,660)
                                                           ------------
TOTAL NET ASSETS - 100.0%                                  $494,642,341
                                                           ============

FOOT NOTES TO THE PORTFOLIO OF INVESTMENTS:

(a) - Represents a security which is fair-valued.
(b) - All or a portion of these securities have been pledged to cover collateral requirements for open futures.
(c) - Rate quoted represents the seven day yield of the Fund.
# - A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $118,404,043 and the collateral received consisted of cash in the amount of $121,478,239 and securities with a market value of $4,712.
*   - Non-income producing security.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

SECURITY ABBREVIATION:

REIT--Real Estate Investment Trust

                    See notes to Portfolio of Investments.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2006 (Unaudited)

Shares                                                              Value
----------------------------------------------------------------------------
COMMON STOCKS - 97.3%

ADVERTISING - 0.2%

 10,100    Interpublic Group of Cos, Inc. *                           96,556
 20,375    Omnicom Group                                           1,696,219
                                                                 -----------
                                                                   1,792,775
                                                                 -----------
AEROSPACE & DEFENSE - 2.2%

103,400    Boeing Co.                                              8,057,962
 25,790    General Dynamics Corp.                                  1,650,044
  3,100    Goodrich Corp.                                            135,191
  2,900    L-3 Communications Holdings, Inc.                         248,791
  8,842    Lockheed Martin Corp.                                     664,300
 33,556    Northrop Grumman Corp.                                  2,291,539
 10,600    Raytheon Co.                                              485,904
  4,400    Rockwell Collins, Inc.                                    247,940
 81,100    United Technologies Corp.                               4,701,367
                                                                 -----------
                                                                  18,483,038
                                                                 -----------
AIRLINES - 0.2%

 90,150    Southwest Airlines Co.                                  1,621,798
                                                                 -----------
APPAREL & TEXTILES - 0.7%

  3,200    Cintas Corp.                                              136,384
137,300    Coach, Inc. *                                           4,747,834
  2,700    Jones Apparel Group, Inc.                                  95,499
  2,500    Liz Claiborne, Inc.                                       102,450
  4,700    Nike, Inc. - Class B                                      399,970
  2,000    VF Corp.                                                  113,800
                                                                 -----------
                                                                   5,595,937
                                                                 -----------
AUTOMOTIVE - 0.5%

 17,800    BorgWarner, Inc.                                        1,068,712
  1,500    Cooper Tire & Rubber Co.                                   21,510
 45,353    Ford Motor Co.                                            361,010
 14,074    General Motors Corp.                                      299,354
  4,400    Goodyear Tire & Rubber Co. *                               63,712
  4,600    Johnson Controls, Inc.                                    349,278
  1,700    Navistar International Corp. *                             46,886
  4,200    Paccar, Inc.                                              296,016
 73,000    TRW Automotive Holdings Corp. *                         1,700,900
                                                                 -----------
                                                                   4,207,378
                                                                 -----------
BANKING - 6.3%

  8,800    AmSouth Bancorp                                           238,040
403,879    Bank of America Corp.                                  18,392,650
 19,000    Bank of New York Co., Inc.                                684,760
 12,915    BB&T Corp.                                                506,268
  3,800    City National Corp.                                       291,802
 38,000    Comerica, Inc.                                          2,202,860
  3,000    Compass Bancshares, Inc.                                  151,830
 13,791    Fifth Third Bancorp                                       542,814
  3,300    First Horizon National Corp.                              137,445
 40,560    Huntington Bancshares, Inc.                               978,713
 10,000    Keycorp                                                   368,000
  1,900    M&T Bank Corp.                                            216,866
  4,900    Marshall & Ilsley Corp.                                   213,542
 10,400    Mellon Financial Corp.                                    370,240
 13,060    National City Corp.                                       455,794
 11,700    North Fork Bancorporation, Inc.                           337,311
  4,300    Northern Trust Corp.                                      225,750
  7,200    PNC Financial Services Group, Inc.                        484,632
 11,252    Regions Financial Corp.                                   395,733
 79,300    State Street Corp.                                      4,792,099
  9,100    SunTrust Banks, Inc.                                      662,116
  7,600    Synovus Financial Corp.                                   205,884
 38,800    UBS AG                                                  4,266,836
 77,900    UnionBanCal Corp.                                       5,465,464
 43,445    US Bancorp                                              1,325,072
 39,275    Wachovia Corp.                                          2,201,364
 11,700    Webster Financial Corp.                                   566,982
 95,603    Wells Fargo & Co.                                       6,106,163
  2,500    Zions Bancorporation                                      206,825
                                                                 -----------
                                                                  52,993,855
                                                                 -----------
BIOTECHNOLOGY - 2.1%

113,657    Amgen, Inc. *                                           8,268,547
  8,458    Biogen Idec, Inc. *                                       398,372
  2,700    Chiron Corp. *                                            123,687
 93,400    Genentech, Inc. *                                       7,893,234
  6,300    Genzyme Corp. *                                           423,486
  5,900    Medimmune, Inc. *                                         215,822
  1,300    Millipore Corp. *                                          94,978
                                                                 -----------
                                                                  17,418,126
                                                                 -----------
BUILDING & CONSTRUCTION - 0.5%

  4,500    American Standard Cos, Inc.                               192,870
  3,100    Centex Corp.                                              192,169
  6,700    D.R. Horton, Inc.                                         222,574
  2,200    Fluor Corp.                                               188,760
  2,000    KB Home                                                   129,960
 36,800    Lennar Corp.                                            2,221,984
 10,000    Masco Corp.                                               324,900
  5,000    Pulte Homes, Inc.                                         192,100
  2,400    Vulcan Materials Co.                                      207,960
                                                                 -----------
                                                                   3,873,277
                                                                 -----------
BUSINESS SERVICES & SUPPLIES - 0.3%

 25,500    Pitney Bowes, Inc.                                      1,094,715
126,700    Xerox Corp. *                                           1,925,840
                                                                 -----------
                                                                   3,020,555
                                                                 -----------
CHEMICALS - 1.0%

  5,400    Air Products & Chemicals, Inc.                            362,826
  1,800    Ashland, Inc.                                             127,944
 53,049    Dow Chemical Co.                                        2,153,789
  1,900    Eastman Chemical Co.                                       97,242
  4,500    Ecolab, Inc.                                              171,900
 83,200    EI Du Pont de Nemours & Co.                             3,511,872
  2,900    Engelhard Corp.                                           114,869
  3,000    Hercules, Inc. *                                           41,400
  2,100    International Flavors & Fragrances, Inc.                   72,072

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                              Value
----------------------------------------------------------------------------
  4,200    PPG Industries, Inc.                                      266,070
  7,900    Praxair, Inc.                                             435,685
  3,600    Rohm & Haas Co.                                           175,932
  2,600    Sherwin-Williams Co.                                      128,544
  1,600    Sigma-Aldrich Corp.                                       105,264
    573    Tronox, Inc. Class B                                        9,733
 40,400    Valspar Corp.                                           1,125,948
                                                                 -----------
                                                                   8,901,090
                                                                 -----------
COMMERCIAL SERVICES - 0.8%

 36,600    Accenture, Ltd.                                         1,100,562
  3,400    Apollo Group, Inc. *                                      178,534
 24,300    Cendant Corp.                                             421,605
  3,400    Convergys Corp. *                                          61,914
  3,300    Equifax, Inc.                                             122,892
  8,000    H&R Block, Inc.                                           173,200
 66,706    McKesson Corp.                                          3,477,384
  5,900    Moody's Corp.                                             421,614
  7,900    Paychex, Inc.                                             329,114
  4,100    Robert Half International, Inc.                           158,301
  5,200    RR Donnelley & Sons Co.                                   170,144
                                                                 -----------
                                                                   6,615,264
                                                                 -----------
COMPUTERS & INFORMATION - 3.5%

  3,000    Affiliated Computer Services, Inc. *                      178,980
 93,700    Apple Computer, Inc. *                                  5,876,864
 55,100    BISYS Group, Inc. *                                       742,748
  4,600    Computer Sciences Corp. *                                 255,530
127,087    Dell, Inc. *                                            3,782,109
 12,800    Electronic Data Systems Corp.                             343,424
429,848    EMC Corp. *                                             5,858,828
  7,600    Gateway, Inc. *                                            16,644
236,645    Hewlett-Packard Co.                                     7,785,621
 37,973    International Business Machines Corp.                   3,131,633
  2,500    Lexmark International, Inc. *                             113,450
  4,400    NCR Corp. *                                               183,876
  9,300    Network Appliance, Inc. *                                 335,079
218,800    Sun Microsystems, Inc. *                                1,122,444
  9,418    Unisys Corp. *                                             64,890
                                                                 -----------
                                                                  29,792,120
                                                                 -----------
CONTAINERS & PACKAGING - 0.2%

  2,600    Ball Corp.                                                113,958
  2,500    Bemis Co.                                                  78,950
  3,400    Pactiv Corp. *                                             83,436
 32,000    Sealed Air Corp.                                        1,851,840
                                                                 -----------
                                                                   2,128,184
                                                                 -----------
COSMETICS & PERSONAL CARE - 2.8%

  2,000    Alberto-Culver Co.                                         88,460
 10,800    Avon Products, Inc.                                       336,636
 89,400    Colgate-Palmolive Co.                                   5,104,740
  3,100    Estee Lauder Cos, Inc. (The) Class A                      115,289
 11,100    Kimberly-Clark Corp.                                      641,580
304,397    Procter & Gamble Co.                                   17,539,355
                                                                 -----------
                                                                  23,826,060
                                                                 -----------
DISTRIBUTION & WHOLESALE - 0.0%

  4,200    Genuine Parts Co.                                         184,086
  1,900    WW Grainger, Inc.                                         143,165
                                                                 -----------
                                                                     327,251
                                                                 -----------
DIVERSIFIED FINANCIAL SERVICES - 9.6%

152,600    American Express Co.                                    8,019,130
  6,080    Ameriprise Financial, Inc.                                273,965
  2,900    Bear Stearns Cos, Inc.                                    402,230
 50,441    Capital One Financial Corp.                             4,061,509
 25,500    Charles Schwab Corp.                                      438,855
  4,900    CIT Group, Inc.                                           262,248
408,317    Citigroup, Inc.                                        19,284,812
 85,296    Countrywide Financial Corp.                             3,130,363
104,800    E*Trade Financial Corp. *                               2,827,504
 23,424    Fannie Mae                                              1,203,994
  2,200    Federated Investors, Inc. Class B                          85,910
  3,800    Franklin Resources, Inc.                                  358,112
119,352    Freddie Mac                                             7,280,472
 90,523    Goldman Sachs Group, Inc.                              14,208,490
  4,800    Janus Capital Group, Inc.                                 111,216
 84,820    JPMorgan Chase & Co.                                    3,531,905
  6,500    Lehman Brothers Holdings, Inc.                            939,445
124,590    Merrill Lynch & Co., Inc.                               9,812,708
 60,631    Morgan Stanley                                          3,808,840
 10,300    SLM Corp.                                                 534,982
  3,300    T Rowe Price Group, Inc.                                  258,093
                                                                 -----------
                                                                  80,834,783
                                                                 -----------
ELECTRICAL EQUIPMENT - 0.3%

  4,300    American Power Conversion Corp.                            99,373
 25,362    Emerson Electric Co.                                    2,121,024
  3,200    Molex, Inc.                                               106,240
                                                                 -----------
                                                                   2,326,637
                                                                 -----------
ELECTRONICS - 0.2%

 10,670    Agilent Technologies, Inc. *                              400,658
  4,300    Applera Corp. - Applied Biosystems Group                  116,702
  3,000    Fisher Scientific International *                         204,150
  1,500    Harman International Industries, Inc.                     166,695
  4,300    Jabil Circuit, Inc. *                                     184,298
  2,900    Parker Hannifin Corp.                                     233,769
  3,000    PerkinElmer, Inc.                                          70,410
 13,900    Sanmina-SCI Corp. *                                        56,990
 21,900    Solectron Corp. *                                          87,600
  5,750    Symbol Technologies, Inc.                                  60,835
  1,900    Tektronix, Inc.                                            67,849
  3,900    Thermo Electron Corp. *                                   144,651
  2,800    Waters Corp. *                                            120,820
                                                                 -----------
                                                                   1,915,427
                                                                 -----------
ENTERTAINMENT & LEISURE - 0.2%

  2,400    Brunswick Corp.                                            93,264

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                             Value
---------------------------------------------------------------------------
 10,300    Carnival Corp.                                           487,911
  6,800    Harley-Davidson, Inc.                                    352,784
  4,400    Hasbro, Inc.                                              92,840
  7,868    International Game Technology                            277,111
 10,000    Mattel, Inc.                                             181,300
  3,200    Sabre Holdings Corp.                                      75,296
 23,600    Warner Music Group Corp.                                 511,884
                                                                -----------
                                                                  2,072,390
                                                                -----------
ENVIRONMENTAL SERVICES - 0.1%

  4,512    Allied Waste Industries, Inc. *                           55,227
 13,098    Waste Management, Inc.                                   462,359
                                                                -----------
                                                                    517,586
                                                                -----------
FOOD, BEVERAGE & TOBACCO - 4.2%

  9,053    Albertson's, Inc.                                        232,391
120,591    Altria Group, Inc.                                     8,545,078
 18,852    Anheuser-Busch Cos., Inc.                                806,300
 16,045    Archer-Daniels-Midland Co.                               539,914
  2,100    Brown-Forman Corp. - Class B                             161,637
  4,500    Campbell Soup Co.                                        145,800
 49,817    Coca-Cola Co.                                          2,085,838
  6,900    Coca-Cola Enterprises, Inc.                              140,346
 12,690    ConAgra Foods, Inc.                                      272,327
 99,100    Constellation Brands, Inc. *                           2,482,455
  3,300    Dean Foods Co. *                                         128,124
  8,671    General Mills, Inc.                                      439,446
  4,500    Hershey Foods Corp.                                      235,035
  7,900    HJ Heinz Co.                                             299,568
  6,273    Kellogg Co.                                              276,263
 17,985    Kroger Co. *                                             366,175
  3,300    McCormick & Co., Inc.                                    111,738
  1,400    Molson Coors Brewing Co. - Class B                        96,068
  6,411    Monsanto Co.                                             543,332
  3,100    Pepsi Bottling Group, Inc.                                94,209
158,599    PepsiCo, Inc.                                          9,165,436
  2,000    Reynolds American, Inc.                                  211,000
 11,000    Safeway, Inc.                                            276,320
 17,970    Sara Lee Corp.                                           321,304
  3,200    Supervalu, Inc.                                           98,624
 78,800    Sysco Corp.                                            2,525,540
  6,200    Tyson Foods, Inc.                                         85,188
  4,000    UST, Inc.                                                166,400
  3,400    Whole Foods Market, Inc.                                 225,896
 63,610    WM Wrigley Jr Co.                                      4,071,040
                                                                -----------
                                                                 35,148,792
                                                                -----------
FOREST PRODUCTS & PAPER - 0.6%

 48,500    Bowater, Inc.                                          1,434,630
 12,194    International Paper Co.                                  421,547
  2,500    Louisiana-Pacific Corp.                                   68,000
  4,652    MeadWestvaco Corp.                                       127,046
  4,500    Plum Creek Timber Co., Inc.                              166,185
  2,600    Temple-Inland, Inc.                                      115,830
 38,400    Weyerhaeuser Co.                                       2,781,312
                                                                -----------
                                                                  5,114,550
                                                                -----------
HEALTH CARE - 5.4%

 14,000    Aetna, Inc.                                              687,960
  1,400    Bausch & Lomb, Inc.                                       89,180
 15,597    Baxter International, Inc.                               605,319
  6,127    Becton Dickinson & Co.                                   377,301
  6,300    Biomet, Inc.                                             223,776
 14,433    Boston Scientific Corp. *                                332,681
  3,900    Coventry Health Care, Inc. *                             210,522
  2,600    CR Bard, Inc.                                            176,306
  8,100    Guidant Corp.                                            632,286
 10,100    HCA, Inc.                                                462,479
  5,900    Health Management Associates, Inc.                       127,263
  4,100    Humana, Inc. *                                           215,865
216,352    Johnson & Johnson                                     12,812,365
  2,900    Laboratory Corp. of America Holdings *                   169,592
  2,000    Manor Care, Inc.                                          88,700
 65,490    Medtronic, Inc.                                        3,323,617
  4,096    Quest Diagnostics                                        210,125
 57,100    St Jude Medical, Inc. *                                2,341,100
 86,893    Stryker Corp.                                          3,852,836
 11,000    Tenet Healthcare Corp. *                                  81,180
176,116    UnitedHealth Group, Inc.                               9,837,840
106,000    WellPoint, Inc. *                                      8,207,580
  5,851    Zimmer Holdings, Inc. *                                  395,528
                                                                -----------
                                                                 45,461,401
                                                                -----------
HOTELS & RESTAURANTS - 1.0%

  2,950    Darden Restaurants, Inc.                                 121,039
  4,600    Harrah's Entertainment, Inc.                             358,616
  7,600    Hilton Hotels Corp.                                      193,496
  3,900    Marriott International, Inc.                             267,540
 99,300    McDonald's Corp.                                       3,411,948
 18,600    Starbucks Corp. *                                        700,104
  5,200    Starwood Hotels & Resorts Worldwide, Inc.                352,196
  2,800    Wendy's International, Inc.                              173,768
 56,747    Yum! Brands, Inc.                                      2,772,658
                                                                -----------
                                                                  8,351,365
                                                                -----------
HOUSEHOLD PRODUCTS - 0.1%

  2,700    Avery Dennison Corp.                                     157,896
  3,700    Clorox Co.                                               221,445
  3,600    Fortune Brands, Inc.                                     290,268
  4,700    Leggett & Platt, Inc.                                    114,539
  2,100    Maytag Corp.                                              44,793
  6,700    Newell Rubbermaid, Inc.                                  168,773
  1,700    Whirlpool Corp.                                          155,499
                                                                -----------
                                                                  1,153,213
                                                                -----------
INDUSTRIAL MACHINERY - 0.3%

  2,000    Black & Decker Corp.                                     173,780
 16,346    Caterpillar, Inc.                                      1,173,806

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                               Value
-----------------------------------------------------------------------------
  1,100    Cummins, Inc.                                              115,610
  5,900    Deere & Co.                                                466,395
  4,400    Rockwell Automation, Inc.                                  316,404
  1,400    Snap-On, Inc.                                               53,368
  1,600    Stanley Works                                               81,056
                                                                  -----------
                                                                    2,380,419
                                                                  -----------
INSURANCE - 3.7%

  7,973    ACE, Ltd.                                                  414,676
 12,165    Aflac, Inc.                                                549,007
 15,500    Allstate Corp.                                             807,705
  2,700    AMBAC Financial Group, Inc.                                214,920
170,190    American International Group, Inc.                      11,247,857
  7,800    AON Corp.                                                  323,778
  4,919    Chubb Corp.                                                469,469
  3,000    Cigna Corp.                                                391,860
  4,463    Cincinnati Financial Corp.                                 187,758
 57,300    Conseco, Inc. *                                          1,422,186
  9,300    Genworth Financial, Inc.                                   310,899
  7,461    Hartford Financial Services Group, Inc.                    600,984
  3,200    Jefferson-Pilot Corp.                                      179,008
  4,212    Lincoln National Corp.                                     229,933
  3,300    Loews Corp.                                                333,960
 12,900    Marsh & McLennan Cos, Inc.                                 378,744
 79,468    MBIA, Inc.                                               4,778,411
 18,200    Metlife, Inc. (c)                                          880,334
  2,300    MGIC Investment Corp.                                      153,249
  6,577    Principal Financial Group                                  320,958
  4,700    Progressive Corp.                                          490,022
 11,872    Prudential Financial, Inc.                                 900,016
  3,000    Safeco Corp.                                               150,630
 75,277    St Paul Travelers Cos, Inc.                              3,145,826
  2,500    Torchmark Corp.                                            142,750
 88,355    UnumProvident Corp.                                      1,809,510
  4,300    XL Capital, Ltd.                                           275,673
                                                                  -----------
                                                                   31,110,123
                                                                  -----------
INTERNET SERVICES & APPLICATIONS - 3.0%

  7,600    Amazon.Com, Inc. *                                         277,476
165,812    eBay, Inc. *                                             6,476,617
 29,105    Google, Inc. *                                          11,350,950
  2,900    Monster Worldwide, Inc. *                                  144,594
 25,668    Symantec Corp. *                                           431,992
  6,100    VeriSign, Inc. *                                           146,339
194,851    Yahoo!, Inc. *                                           6,285,893
                                                                  -----------
                                                                   25,113,861
                                                                  -----------
MANUFACTURING - 3.7%

 18,384    3M Co.                                                   1,391,485
  2,200    Cooper Industries, Ltd.                                    191,180
  5,800    Danaher Corp.                                              368,590
  5,000    Dover Corp.                                                242,800
  7,100    Eastman Kodak Co.                                          201,924
  3,600    Eaton Corp.                                                262,692
649,900    General Electric Co.                                    22,603,522
 60,100    Honeywell International, Inc.                            2,570,477
  4,900    Illinois Tool Works, Inc.                                  471,919
 33,700    Ingersoll-Rand Co.                                       1,408,323
  4,600    ITT Industries, Inc.                                       258,612
  3,000    Pall Corp.                                                  93,570
  3,100    Textron, Inc.                                              289,509
 48,667    Tyco International, Ltd.                                 1,308,169
                                                                  -----------
                                                                   31,662,772
                                                                  -----------
METALS & MINING - 0.7%

123,107    Alcoa, Inc.                                              3,762,150
  1,900    Allegheny Technologies, Inc.                               116,242
  4,300    Freeport-McMoRan Copper & Gold, Inc. - Class B             257,011
 10,900    Newmont Mining Corp.                                       565,601
  3,700    Nucor Corp.                                                387,723
  4,800    Phelps Dodge Corp.                                         386,544
  2,700    United States Steel Corp.                                  163,836
                                                                  -----------
                                                                    5,639,107
                                                                  -----------
MULTIMEDIA - 2.5%

 92,603    CBS Corp. Class B                                        2,220,620
 64,300    Clear Channel Communications, Inc.                       1,865,343
 51,623    Comcast Corp. *                                          1,350,458
 69,400    Comcast Corp. Special - Class A *                        1,812,728
  1,700    Dow Jones & Co., Inc.                                       66,810
  2,100    EW Scripps Co.                                              93,891
  5,700    Gannett Co., Inc.                                          341,544
  1,700    Knight-Ridder, Inc.                                        107,457
  8,900    McGraw-Hill Cos, Inc.                                      512,818
  1,000    Meredith Corp.                                              55,790
  3,400    New York Times Co.                                          86,054
 57,800    News Corp.                                                 960,058
108,882    Time Warner, Inc.                                        1,828,129
  6,520    Tribune Co.                                                178,843
  5,600    Univision Communications, Inc. *                           193,032
123,803    Viacom, Inc. Class A *                                   4,803,556
161,000    Walt Disney Co.                                          4,490,290
                                                                  -----------
                                                                   20,967,421
                                                                  -----------
OIL & GAS - 10.2%

  1,900    Amerada Hess Corp.                                         270,560
  5,537    Anadarko Petroleum Corp.                                   559,292
  7,880    Apache Corp.                                               516,219
  8,164    Baker Hughes, Inc.                                         558,418
  8,100    BJ Services Co.                                            280,260
  9,200    Burlington Resources, Inc.                                 845,572
  8,800    Chesapeake Energy Corp.                                    276,408
241,759    ChevronTexaco Corp.                                     14,014,769
161,664    ConocoPhillips                                          10,209,082
 10,600    Devon Energy Corp.                                         648,402
  7,900    Dynegy, Inc. *                                              37,920
 15,421    El Paso Corp.                                              185,823
 58,900    ENSCO International, Inc.                                3,030,405
  6,000    EOG Resources, Inc.                                        432,000
441,070    Exxon Mobil Corp.                                       26,843,520

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                             Value
---------------------------------------------------------------------------
128,000    Halliburton Co.                                        9,346,560
  2,841    Kerr-McGee Corp.                                         271,259
  2,627    Kinder Morgan, Inc.                                      241,658
  9,054    Marathon Oil Corp.                                       689,643
  4,200    Murphy Oil Corp.                                         209,244
  3,900    Nabors Industries, Ltd. *                                279,162
  4,100    National-Oilwell Varco, Inc. *                           262,892
  3,400    Noble Corp.                                              275,740
 13,200    Noble Energy, Inc.                                       579,744
 10,556    Occidental Petroleum Corp.                               978,013
 58,400    Pride International, Inc. *                            1,820,912
  2,600    Rowan Cos, Inc.                                          114,296
 56,600    Schlumberger, Ltd.                                     7,163,862
  3,100    Sunoco, Inc.                                             240,467
  7,900    Transocean, Inc. *                                       634,370
 23,500    Valero Energy Corp.                                    1,404,830
  8,200    Weatherford International, Ltd. *                        375,150
 95,100    Williams Cos, Inc.                                     2,034,189
  9,033    XTO Energy, Inc.                                         393,568
                                                                -----------
                                                                 86,024,209
                                                                -----------
PHARMACEUTICALS - 5.3%

137,065    Abbott Laboratories                                    5,821,150
  3,648    Allergan, Inc.                                           395,808
  4,932    AmerisourceBergen Corp.                                  238,068
  2,700    Barr Pharmaceuticals, Inc. *                             170,046
132,558    Bristol-Myers Squibb Co.                               3,262,252
 10,372    Cardinal Health, Inc.                                    772,921
 10,954    Caremark Rx, Inc. *                                      538,718
106,546    Eli Lilly & Co.                                        5,891,994
  3,600    Express Scripts, Inc. *                                  316,440
  7,700    Forest Laboratories, Inc. *                              343,651
102,500    Gilead Sciences, Inc. *                                6,377,550
  3,935    Hospira, Inc. *                                          155,275
  6,366    King Pharmaceuticals, Inc. *                             109,813
  7,298    Medco Health Solutions, Inc. *                           417,592
130,894    Merck & Co., Inc.                                      4,611,396
  4,900    Mylan Laboratories, Inc.                                 114,660
  3,500    Patterson Cos, Inc. *                                    123,200
178,274    Pfizer, Inc.                                           4,442,588
219,024    Schering-Plough Corp.                                  4,159,266
  2,800    Watson Pharmaceuticals, Inc. *                            80,472
124,964    Wyeth                                                  6,063,253
                                                                -----------
                                                                 44,406,113
                                                                -----------
REAL ESTATE - 1.4%

  2,200    Apartment Investment & Management Co. REIT               103,180
  5,200    Archstone-Smith Trust REIT                               253,604
  1,700    Boston Properties, Inc. REIT                             158,391
  9,600    Equity Office Properties Trust REIT                      322,368
  6,998    Equity Residential REIT                                  327,436
 96,730    General Growth Properties, Inc. REIT                   4,727,195
110,900    Kimco Realty Corp. REIT                                4,506,976
  6,100    ProLogis REIT                                            326,350
  2,000    Public Storage, Inc. REIT                                162,460
  4,571    Simon Property Group, Inc. REIT                          384,604
  2,900    Vornado Realty Trust REIT                                278,400
                                                                -----------
                                                                 11,550,964
                                                                -----------
RETAIL - 5.0%

  4,400    Autonation, Inc. *                                        94,820
  1,300    Autozone, Inc. *                                         129,597
  6,600    Bed Bath & Beyond, Inc. *                                253,440
 10,050    Best Buy Co., Inc.                                       562,096
  2,700    Big Lots, Inc. *                                          37,692
  3,500    Circuit City Stores, Inc.                                 85,680
 38,521    Costco Wholesale Corp.                                 2,086,297
155,000    CVS Corp.                                              4,629,850
  1,200    Dillard's, Inc.                                           31,248
  7,650    Dollar General Corp.                                     135,176
  4,200    Family Dollar Stores, Inc.                               111,720
  6,473    Federated Department Stores, Inc.                        472,529
 48,268    Gap, Inc.                                                901,646
159,312    Home Depot, Inc.                                       6,738,898
  5,500    JC Penney Co., Inc.                                      332,255
  8,200    Kohl's Corp. *                                           434,682
  8,072    Limited Brands, Inc.                                     197,441
 84,500    Lowe's Cos, Inc.                                       5,445,180
 82,300    Michaels Stores, Inc.                                  3,092,834
  5,100    Nordstrom, Inc.                                          199,818
  7,000    Office Depot, Inc. *                                     260,680
  2,000    OfficeMax, Inc.                                           60,340
  3,600    RadioShack Corp.                                          69,228
  2,328    Sears Holdings Corp. *                                   307,855
 17,350    Staples, Inc.                                            442,772
 27,300    Talbots, Inc.                                            733,551
 98,625    Target Corp.                                           5,129,486
  3,382    Tiffany & Co.                                            126,960
 11,600    TJX Cos, Inc.                                            287,912
168,465    Wal-Mart Stores, Inc.                                  7,958,287
 24,700    Walgreen Co.                                           1,065,311
                                                                -----------
                                                                 42,415,281
                                                                -----------
SAVINGS & LOAN - 0.8%

 72,622    Golden West Financial Corp.                            4,931,034
 30,500    Sovereign Bancorp, Inc.                                  668,255
 23,959    Washington Mutual, Inc.                                1,021,132
                                                                -----------
                                                                  6,620,421
                                                                -----------
SEMICONDUCTORS - 2.7%

109,683    Advanced Micro Devices, Inc. *                         3,637,088
  9,100    Altera Corp. *                                           187,824
  9,000    Analog Devices, Inc.                                     344,610
 38,061    Applied Materials, Inc.                                  666,448
  6,700    Applied Micro Circuits Corp. *                            27,269
 10,650    Broadcom Corp. *                                         459,654
  9,907    Freescale Semiconductor, Inc. - Class B *                275,118
280,135    Intel Corp.                                            5,420,612
  4,900    Kla-Tencor Corp.                                         236,964

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                           Value
-------------------------------------------------------------------------
  7,200    Linear Technology Corp.                                252,576
 10,000    LSI Logic Corp. *                                      115,600
  8,000    Maxim Integrated Products, Inc.                        297,200
 15,700    Micron Technology, Inc. *                              231,104
  8,300    National Semiconductor Corp.                           231,072
  3,500    Novellus Systems, Inc. *                                84,000
  4,000    Nvidia Corp. *                                         229,040
  3,800    PMC - Sierra, Inc. *                                    46,702
  4,000    QLogic Corp. *                                          77,400
  4,718    Teradyne, Inc. *                                        73,176
288,608    Texas Instruments, Inc.                              9,371,102
  8,400    Xilinx, Inc.                                           213,864
                                                              -----------
                                                               22,478,423
                                                              -----------
SOFTWARE - 3.7%

 14,800    Adobe Systems, Inc. *                                  516,816
  5,600    Autodesk, Inc. *                                       215,712
 41,000    Automatic Data Processing, Inc.                      1,872,880
  5,300    BMC Software, Inc. *                                   114,798
 11,692    CA, Inc.                                               318,139
  4,100    Citrix Systems, Inc. *                                 155,390
 10,200    Compuware Corp. *                                       79,866
 93,000    Electronic Arts, Inc. *                              5,088,960
 51,678    First Data Corp.                                     2,419,564
  4,600    Fiserv, Inc. *                                         195,730
  4,523    IMS Health, Inc.                                       116,558
  4,500    Intuit, Inc. *                                         239,355
677,920    Microsoft Corp.                                     18,446,203
 10,300    Novell, Inc. *                                          79,104
 90,955    Oracle Corp. *                                       1,245,174
  2,680    Parametric Technology Corp. *                           43,765
                                                              -----------
                                                               31,148,014
                                                              -----------
TELECOMMUNICATIONS - 6.7%

  3,085    ADC Telecommunications, Inc. *                          78,945
  9,300    Alltel Corp.                                           602,175
  3,500    Andrew Corp. *                                          42,980
206,724    AT&T, Inc.                                           5,589,817
 11,141    Avaya, Inc. *                                          125,893
 43,468    BellSouth Corp.                                      1,506,166
  3,000    CenturyTel, Inc.                                       117,360
 13,700    Ciena Corp. *                                           71,377
503,019    Cisco Systems, Inc. *                               10,900,422
186,100    Citizens Communications Co.                          2,469,547
  4,800    Comverse Technology, Inc. *                            112,944
252,200    Corning, Inc. *                                      6,786,702
 37,800    JDS Uniphase Corp. *                                   157,626
140,000    Juniper Networks, Inc. *                             2,676,800
111,368    Lucent Technologies, Inc. *                            339,673
253,800    Motorola, Inc.                                       5,814,558
216,753    Qualcomm, Inc.                                      10,969,869
 35,958    Qwest Communications International *                   244,514
211,166    Sprint Corp.-FON Group                               5,456,530
 11,100    Tellabs, Inc. *                                        176,490
 71,070    Verizon Communications, Inc.                         2,420,644
                                                              -----------
                                                               56,661,032
                                                              -----------
TRANSPORTATION - 1.6%

  9,012    Burlington Northern Santa Fe Corp.                     750,970
 36,000    Canadian National Railway Co.                        1,630,080
 29,100    CNF, Inc.                                            1,453,254
  5,300    CSX Corp.                                              316,940
 48,900    FedEx Corp.                                          5,522,766
 10,000    Norfolk Southern Corp.                                 540,700
  1,600    Ryder System, Inc.                                      71,648
  6,500    Union Pacific Corp.                                    606,775
 34,587    United Parcel Service, Inc. - Class B                2,745,516
                                                              -----------
                                                               13,638,649
                                                              -----------
UTILITIES- ELECTRIC - 2.8%

 15,300    AES Corp. *                                            261,018
  4,000    Allegheny Energy, Inc. *                               135,400
  5,000    Ameren Corp.                                           249,100
  9,800    American Electric Power Co., Inc.                      333,396
  7,200    Centerpoint Energy, Inc.                                85,896
  4,900    Cinergy Corp.                                          222,509
  5,800    CMS Energy Corp. *                                      75,110
  6,000    Consolidated Edison, Inc.                              261,000
  4,300    Constellation Energy Group, Inc.                       235,253
 32,300    Dominion Resources, Inc.                             2,229,669
  4,363    DTE Energy Co.                                         174,913
 22,910    Duke Energy Corp.                                      667,826
  8,000    Edison International                                   329,440
  5,100    Entergy Corp.                                          351,594
132,874    Exelon Corp.                                         7,029,035
  7,793    FirstEnergy Corp.                                      381,078
 62,500    FPL Group, Inc.                                      2,508,750
  6,884    NiSource, Inc.                                         139,194
 40,700    Northeast Utilities                                    794,871
 95,200    PG&E Corp.                                           3,703,280
  2,400    Pinnacle West Capital Corp.                             93,840
  9,310    PPL Corp.                                              273,714
  6,119    Progress Energy, Inc.                                  269,114
  6,100    Public Service Enterprise Group, Inc.                  390,644
 17,700    Southern Co.                                           580,029
  4,800    TECO Energy, Inc.                                       77,376
 41,432    TXU Corp.                                            1,854,496
 10,260    Xcel Energy, Inc.                                      186,219
                                                              -----------
                                                               23,893,764
                                                              -----------
UTILITIES- GAS - 0.2%

  4,200    KeySpan Corp.                                          171,654
  1,000    Nicor, Inc.                                             39,560
    900    Peoples Energy Corp.                                    32,076
  6,300    Sempra Energy                                          292,698

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / March 31, 2006 (Unaudited) (continued)

Shares                                                              Value
-----------------------------------------------------------------------------
   59,000    UGI Corp.                                              1,243,130
                                                                -------------
                                                                    1,779,118
                                                                -------------
TOTAL COMMON STOCKS
 (Cost $706,478,623)                                              820,982,543
                                                                -------------
DEPOSITORY RECEIPTS - 1.3%

TELECOMMUNICATIONS - 1.3%

  310,600    Deutsche Telekom AG (ADR)                              5,224,292
  264,000    Nokia OYJ (ADR)                                        5,470,080
                                                                -------------
                                                                   10,694,372
                                                                -------------
TOTAL DEPOSITORY RECEIPTS
 (Cost $10,411,923)                                                10,694,372
                                                                -------------

Principal
Amount                                                              Value
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT & AGENCY SECURITIES - 0.0%

$ 323,000    United States Treasury Bill 4.27%, 06/08/06 (b)          320,355
                                                                -------------
MUTUAL FUND - 1.2%

9,840,061    Goldman Sachs Prime Obligations Fund 4.639% (a)        9,840,061
                                                                -------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $10,160,455)                                                10,160,416
                                                                -------------
TOTAL INVESTMENTS - 99.8%
 (Cost $727,051,001)                                              841,837,331
                                                                -------------
Assets in excess of other liabilities - 0.2%                        1,639,922
                                                                -------------
TOTAL NET ASSETS - 100.0%                                       $ 843,477,253
                                                                =============

FOOT NOTES TO THE PORTFOLIO OF INVESTMENTS:

*   - Non-income producing security
(a) - Rate quoted represents the seven day yield of the Fund.
(b) - All or a portion of these securities have been pledged to cover collateral requirements for open futures.
(c) - Affiliated issuer. See table below for more information.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

SECURITY ABBREVIATIONS:

ADR--American Depository Receipt
REIT--Real Estate Investment Trust

                    See notes to Portfolio of Investments.

Affiliated Issuer Table

               Number of    Shares Purchased       Shares Sold       Number of
  Security    Shares held For the three months For the three months Shares held Realized Gain
 Description  at 12/31/05    Ended 03/31/06       Ended 03/31/06    at 3/31/06  on shares sold
------------- ----------- -------------------- -------------------- ----------- --------------
Metlife, Inc.   19,100           1,000                1,900           18,200       $ 25,414

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited)

Principal
Amount                                                                Value
-----------------------------------------------------------------------------
FOREIGN OBLIGATIONS - 5.5%

CORPORATE DEBT - 4.4%

   75,000    Abitibi-Consolidated Co. of Canada
             8.375%, 04/01/15 #                                        73,125
  100,000    Abitibi-Consolidated, Inc.
             7.750%, 06/15/11 #                                        96,500
  125,000    Abitibi-Consolidated, Inc. Yankee-Dollar
             8.850%, 08/01/30 #                                       112,187
   50,000    ABN Amro Bank NV
             4.650%, 06/04/18                                          45,413
   40,000    ACE Ltd. Yankee-Dollar
             6.000%, 04/01/07                                          40,213
   50,000    Aegon NV
             4.750%, 06/01/13 #                                        47,313
  100,000    African Development Bank
             3.250%, 08/01/08                                          96,127
  400,000    Aiful Corp.
             5.000%, 08/10/10 (a)                                     386,994
   30,000    Alberta Energy Co. Ltd. Yankee-Dollar
             7.375%, 11/01/31                                          34,567
             Alcan, Inc.
   25,000    4.875%, 09/15/12                                          23,933
   50,000    5.750%, 06/01/35                                          46,534
   40,000    Alcan, Inc. Yankee-Dollar
             4.500%, 05/15/13                                          37,160
             America Movil SA de CV
   10,000    4.125%, 03/01/09                                           9,613
  100,000    5.500%, 03/01/14                                          95,839
   50,000    6.375%, 03/01/35                                          47,012
  100,000    Anadarko Finance Co.
             7.500%, 05/01/31                                         116,283
   25,000    Apache Finance Canada Corp. Yankee-Dollar
             7.750%, 12/15/29                                          30,565
             Asian Development Bank
  100,000    4.125%, 09/15/10                                          96,333
  350,000    4.250%, 10/20/14                                         327,707
  100,000    Axa
             8.600%, 12/15/30                                         127,819
   25,000    Banco Bradesco SA
             8.750%, 10/24/13 #                                        27,913
1,000,000    Banco Mercantil del Norte SA
             5.875%, 02/17/14 (b)                                   1,000,000
   70,000    Bank of Tokyo-Mitsubishi Ltd.
             8.400%, 04/15/10                                          76,884
  100,000    Baxter FinCo BV
             4.750%, 10/15/10 (a)                                      96,810
  150,000    BHP Billiton Finance USA Ltd.
             4.800%, 04/15/13                                         143,569
   10,000    BP Canada Finance Co.
             3.375%, 10/31/07                                           9,727
  520,000    BP Capital Markets PLC
             2.750%, 12/29/06                                         511,585
             Brascan Corp. Yankee-Dollar
   50,000    7.125%, 06/15/12                                          53,128
  100,000    7.375%, 03/01/33                                         109,660
             British Telecommunications PLC
  150,000    8.125%, 12/15/10                                         167,309
  150,000    8.625%, 12/15/30                                         191,892
1,350,000    Burlington Resources Finance Co.
             5.600%, 12/01/06                                       1,352,461
  100,000    Burlington Resources Finance Co.
             Yankee-Dollar
             7.400%, 12/01/31                                         118,943
   75,000    Canada Mortgage & Housing Corp.
             3.875%, 04/01/10 #                                        71,758
   25,000    Canadian National Railway Co. Yankee Dollar
             4.250%, 08/01/09                                          24,183
             Canadian Natural Resources Ltd.
   25,000    4.900%, 12/01/14                                          23,643
   50,000    5.850%, 02/01/35                                          47,453
   25,000    Canadian Pacific Ltd.
             9.450%, 08/01/21                                          33,768
  131,473    CanWest Media, Inc.
             8.000%, 09/15/12                                         134,760
  100,000    ChevronTexaco Capital Co.
             3.375%, 02/15/08                                          96,722
  100,000    China Development Bank
             5.000%, 10/15/15                                          94,892
   25,000    Coca Cola HBC Finance BV
             5.500%, 09/17/15                                          24,620
  130,000    Codelco, Inc.
             4.750%, 10/15/14 (a)                                     121,647
             Conoco Funding Co.
  190,000    6.350%, 10/15/11                                         198,106
   65,000    7.250%, 10/15/31                                          76,021
1,900,000    Corporacion Andina de Fomento
             6.875%, 03/15/12                                       2,010,952
  691,600    Crusade Global Trust 4.800%, 01/17/34 (b)                692,704
             Deutsche Telekom International Finance BV
  150,000    5.250%, 07/22/13                                         143,997
  360,000    5.750%, 03/23/16                                         351,679
  150,000    9.250%, 06/01/32                                         194,350
  100,000    Development Bank of Japan
             4.250%, 06/09/15                                          92,426
             Diageo Capital PLC
   50,000    3.375%, 03/20/08                                          48,149
   60,000    3.500%, 11/19/07                                          58,308
   50,000    4.375%, 05/03/10                                          48,000
             Diageo Finance BV
   15,000    3.875%, 04/01/11                                          13,949
2,175,000    5.300%, 10/28/15                                       2,101,642
   30,000    Eksportfinans A/S
             4.375%, 07/15/09                                          29,237
   50,000    Empresa Nacional de Electricidad SA
             8.500%, 04/01/09                                          53,619
             EnCana Corp. Yankee Dollar
   20,000    4.600%, 08/15/09                                          19,491
   50,000    4.750%, 10/15/13                                          47,471
   30,000    6.500%, 08/15/34                                          31,390
1,400,000    EnCana Holdings Finance Corp. Yankee-Dollar
             5.800%, 05/01/14                                       1,411,409
   25,000    Endurance Specialty Holdings Ltd.
             7.000%, 07/15/34                                          25,150
             European Investment Bank
   50,000    2.700%, 04/20/07                                          48,843
  300,000    3.500%, 03/14/08                                         291,516

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                               Value
----------------------------------------------------------------------------
  100,000    4.000%, 03/03/10                                         96,212
  200,000    4.625%, 10/20/15                                        191,547
  150,000    4.875%, 02/15/36                                        140,017
   15,000    Everest Reinsurance Holdings, Inc.
             5.400%, 10/15/14                                         14,428
             Export-Import Bank Of Korea
   50,000    4.625%, 03/16/10 #                                       48,575
   50,000    5.125%, 03/16/15                                         47,829
             Falconbridge Ltd. Yankee-Dollar
   20,000    5.375%, 06/01/15                                         18,723
   20,000    7.350%, 06/05/12                                         21,264
  300,000    France Telecom SA
             7.750%, 03/01/11                                        327,633
   50,000    GlaxoSmithKline Capital, Inc.
             2.375%, 04/16/07                                         48,501
  250,000    HSBC Bank Plc Yankee-Dollar
             6.950%, 03/15/11                                        264,425
  200,000    HSBC Capital Funding LP
             4.610%, 12/29/49 (a)                                    183,651
   50,000    HSBC Holdings PLC
             5.250%, 12/12/12                                         49,031
             Hydro-Quebec
  500,000    6.300%, 05/11/11                                        521,242
  100,000    8.050%, 07/07/24                                        127,344
   10,000    Inco Ltd. Yankee-Dollar
             7.750%, 05/15/12                                         10,846
  100,000    ING Groep NV
             5.775%, 12/29/49 #(b)                                    97,273
   50,000    Intelsat Subsidiary Holding Co. Ltd.
             9.614%, 01/15/12 (b)                                     50,813
             Inter-American Development Bank
   50,000    4.375%, 09/20/12                                         48,155
  600,000    7.375%, 01/15/10                                        647,647
   50,000    International Bank for Reconstruction
             & Development
             4.750%, 02/15/35                                         45,748
   50,000    International Lease Finance Corp.
             3.750%, 06/30/09                                         48,267
   98,000    Jafra Cosmetics, Inc.
             10.750%, 05/15/11                                       106,697
  100,000    Japan Bank for International Cooperation
             4.750%, 05/25/11                                         98,027
  100,000    Japan Finance Corp. for Municipal Enterprises
             4.625%, 04/21/15                                         95,668
  175,000    Jean Coutu Group, Inc.
             8.500%, 08/01/14 #                                      160,562
  150,000    Kerzner International Ltd.
             6.750%, 10/01/15                                        157,875
             KFW - Bankengruppe
  160,000    3.250%, 07/16/07 - 09/21/07                             156,033
  300,000    3.500%, 03/14/08                                        291,060
   50,000    3.750%, 01/24/08                                         48,820
   50,000    3.875%, 06/30/09                                         48,169
             Korea Development Bank
   75,000    4.250%, 11/13/07                                         73,680
  100,000    4.750%, 07/20/09                                         97,744
   75,000    5.500%, 11/13/12 #                                       74,561
   50,000    5.750%, 09/10/13                                         50,382
  550,000    Korea Electric Power Corp.
             4.250%, 09/12/07 (a)                                    541,161
   35,000    Kowloon Canton Railway Corp.
             8.000%, 03/15/10                                         38,081
             Landwirtschaftliche Rentenbank
  150,000    3.625%, 10/20/09                                        142,714
  250,000    4.125%, 07/15/08                                        244,972
  100,000    4.875%, 11/16/15                                         96,811
  100,000    Methanex Corp.
             8.750%, 08/15/12                                        109,250
  310,000    MUFG Capital Finance 1 Ltd.
             6.346%, 07/29/49 #                                      305,052
  100,000    Nell AF SARL
             8.375%, 08/15/15 #(a)                                    99,250
             Nexen, Inc. Yankee-Dollar
   50,000    5.050%, 11/20/13                                         47,869
   50,000    5.875%, 03/10/35                                         46,608
   50,000    Noranda, Inc.
             5.500%, 06/15/17                                         46,241
             Nordic Investment Bank
  100,000    3.875%, 06/15/10                                         95,653
  200,000    4.875%, 03/15/11                                        197,599
   75,000    Norske Skog Canada Ltd.
             8.625%, 06/15/11 #                                       75,375
  275,000    Nova Chemicals Corp.
             6.500%, 01/15/12                                        255,750
  150,000    Novelis, Inc.
             7.500%, 02/15/15 (a)                                    144,000
   50,000    Oesterreichische Kontrollbank AG
             4.500%, 03/09/15                                         47,620
  200,000    Oil Insurance Ltd.
             5.150%, 08/15/33 (b)                                    196,861
  125,000    OMI Corp.
             7.625%, 12/01/13 #                                      127,812
             Petro-Canada Yankee-Dollar
   25,000    4.000%, 07/15/13                                         22,562
   50,000    5.350%, 07/15/33                                         43,657
   25,000    Petrobras International Finance Co.
             9.750%, 07/06/11                                         29,313
  230,000    Petronas Capital Ltd.
             7.875%, 05/22/22 (a)                                    272,247
  390,000    Petrozuata Finance, Inc.
             8.220%, 04/01/17 (a)                                    384,150
   20,000    Potash Corp. of Saskatchewan Yankee-Dollar
             7.125%, 06/15/07                                         20,372
  200,000    Potash Corp. of Saskatchewan, Inc.
             7.750%, 05/31/11                                        218,379
   50,000    Province of Quebec
             4.600%, 05/26/15                                         47,203
1,825,000    Region of Lombardy
             5.804%, 10/25/32                                      1,888,415
  465,000    Resona Preferred Global Services
             7.191%, 12/29/49 (b)                                    485,184
             Rhodia SA
  175,000    7.625%, 06/01/10 #                                      177,625
   20,000    8.875%, 06/01/11 #                                       20,600
   25,000    Rio Tinto Finance USA Ltd.
             2.625%, 09/30/08                                         23,416
   30,000    Royal Bank of Canada
             3.875%, 05/04/09                                         28,844

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
--------------------------------------------------------------------------------
  100,000    Royal Bank of Scotland Group PLC
             5.000%, 11/12/13-10/01/14                                  96,274
   10,000    Royal Bank of Scotland Group PLC Yankee-Dollar
             4.700%, 07/03/18                                            9,101
             Royal KPN NV
  630,000    8.000%, 10/01/10                                          676,230
  100,000    8.375%, 10/01/30                                          110,079
  100,000    Santander Central Hispano Issuances
             7.625%, 09/14/10                                          108,349
             Scottish Power PLC
   50,000    4.910%, 03/15/10                                           48,816
   25,000    5.810%, 03/15/25                                           24,050
  500,000    Shinsei Finance Cayman Ltd.
             6.418%, 01/29/49 #(a)                                     492,128
1,480,000    Standard Chartered Bank
             8.000%, 05/30/31 (a)                                    1,806,074
   20,000    Stora Enso Oyj
             7.375%, 05/15/11                                           21,206
   50,000    Sumitomo Mitsui Banking Corp.
             8.000%, 06/15/12                                           56,002
   25,000    Suncor Energy, Inc. Yankee-Dollar
             7.150%, 02/01/32                                           28,886
             Swedish Export Credit Corp.
  100,000    3.500%, 01/15/08                                           97,316
  100,000    4.125%, 10/15/08                                           97,679
  100,000    Talisman Energy, Inc.
             5.850%, 02/01/37                                           94,006
             Telecom Italia Capital
1,885,000    5.250%, 11/15/13 - 10/01/15                             1,758,740
   50,000    6.375%, 11/15/33                                           47,115
             Telecom Italia Capital SA
   50,000    4.000%, 01/15/10                                           47,005
  170,000    4.950%, 09/30/14                                          156,434
   50,000    6.000%, 09/30/34 #                                         44,981
  200,000    Telefonica Europe BV
             7.750%, 09/15/10                                          215,191
             Telefonos de Mexico SA
   50,000    4.750%, 01/27/10                                           48,263
  100,000    5.500%, 01/27/15 #                                         95,214
             Telus Corp. Yankee-Dollar
   50,000    7.500%, 06/01/07                                           51,130
  100,000    8.000%, 06/01/11                                          110,298
1,325,000    Temasek Financial I Ltd.
             4.500%, 09/21/15 (a)                                    1,230,836
  100,000    Thomson Corp.
             5.500%, 08/15/35                                           90,308
   20,000    Trans-Canada Pipelines Ltd. Yankee-Dollar
             5.600%, 03/31/34                                           19,151
  150,000    TransCanada Pipelines Ltd.
             4.875%, 01/15/15                                          142,907
             Tyco International Group SA
  230,000    6.000%, 11/15/13                                          231,045
1,325,000    6.125%, 11/01/08                                        1,342,962
             Tyco International Group SA Yankee-Dollar
   25,000    6.125%, 01/15/09                                           25,318
1,280,000    6.375%, 10/15/11                                        1,314,026
   70,000    6.750%, 02/15/11                                           72,805
1,360,000    6.875%, 01/15/29                                        1,420,000
  410,000    7.000%, 06/15/28                                          431,375
   30,000    UFJ Finance Aruba AEC
             6.750%, 07/15/13                                           31,791
             United Utilities PLC Yankee-Dollar
2,075,000    4.550%, 06/19/18                                        1,789,187
   50,000    5.375%, 02/01/19                                           46,375
  100,000    Vale Overseas Ltd.
             6.250%, 01/11/16                                           98,375
  125,000    Videotron Ltee
             6.375%, 12/15/15                                          122,344
  200,000    Vodafone Group PLC
             7.750%, 02/15/10                                          214,324
  100,000    Weatherford International, Inc.
             4.950%, 10/15/13                                           96,082
   15,000    WMC Financial USA Ltd.
             5.125%, 05/15/13                                           14,550
             XL Capital Europe PLC
   50,000    5.250%, 09/15/14                                           47,320
   50,000    6.375%, 11/15/24                                           49,700
  100,000    6.500%, 01/15/12                                          102,950
             Yell Finance BV
  200,000    4.125%, 10/15/14 #                                        187,043
  200,000    13.500%, 08/01/11 (c)                                     206,500
                                                                    ----------
                                                                    41,109,909
                                                                    ----------

GOVERNMENT OBLIGATIONS - 1.1%

   25,000    Banque Centrale de Tunisie
             7.375%, 04/25/12                                           26,906
   50,000    Hellenic Republic
             6.950%, 03/04/08                                           51,576
  250,000    Malaysia
             7.500%, 07/15/11                                          271,819
  100,000    Poland Government International Bond
             5.000%, 10/19/15 #                                         96,250
   50,000    Province of British Columbia
             4.300%, 05/30/13                                           48,200
             Province of Manitoba
   50,000    4.450%, 04/12/10                                           48,680
  200,000    9.625%, 12/01/18                                          273,771
   20,000    Province of Nova Scotia
             5.750%, 02/27/12                                           20,447
             Province of Ontario
  100,000    3.125%, 05/02/08 #                                         95,907
   15,000    3.500%, 09/17/07                                           14,656
   50,000    3.625%, 10/21/09                                           47,353
  100,000    4.500%, 02/03/15 #                                         94,600
             Province of Quebec
   50,000    4.875%, 05/05/14                                           48,449
   50,000    7.500%, 09/15/29                                           62,147
  200,000    Province of Quebec Yankee-Dollar
             7.125%, 02/09/24                                          234,066
  100,000    Republic of Egypt
             4.450%, 09/15/15                                           94,242
             Republic of Chile
   50,000    5.500%, 01/15/13                                           50,000
   20,000    7.125%, 01/11/12                                           21,600
   50,000    Republic of Hungary
             4.750%, 02/03/15                                           46,796
             Republic of Italy
  100,000    3.250%, 05/15/09 #                                         94,579
   50,000    3.750%, 12/14/07                                           48,874
  500,000    4.000%, 06/16/08 #                                        488,157
  250,000    4.375%, 06/15/13 #                                        237,418
  200,000    6.875%, 09/27/23                                          226,935

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
-----------------------------------------------------------------------------
             Republic of Korea
   30,000    4.250%, 06/01/13                                          27,634
   50,000    4.875%, 09/22/14 #                                        47,608
  100,000    5.625%, 11/03/25 #                                        97,030
  100,000    8.875%, 04/15/08                                         107,790
             Republic of Poland
   50,000    5.250%, 01/15/14                                          49,250
   25,000    6.250%, 07/03/12                                          26,031
2,090,000    Russian Federation
             7.500%, 03/31/30 (d)                                   2,293,148
             South African Republic
   35,000    6.500%, 06/02/14                                          36,794
  100,000    7.375%, 04/25/12 #                                       108,500
             State of Israel
  100,000    4.625%, 06/15/13                                          93,540
  250,000    5.500%, 12/04/23 - 04/26/24                              255,680
             United Mexican States
  300,000    4.625%, 10/08/08                                         293,550
   64,000    5.625%, 01/15/17 #                                        61,984
  200,000    6.375%, 01/16/13                                         205,000
   30,000    6.625%, 03/03/15                                          31,305
   75,000    6.750%, 09/27/34                                          77,437
2,123,000    7.500%, 04/08/33                                       2,367,145
   50,000    8.000%, 09/24/22 #                                        58,450
   75,000    8.125%, 12/30/19                                          88,125
  540,000    8.300%, 08/15/31                                         652,590
  300,000    8.375%, 01/14/11 #                                       332,400
   75,000    11.375%, 09/15/16 #                                      105,712
   20,000    11.500%, 05/15/26 #                                       31,050
                                                                   ----------
                                                                   10,191,181
                                                                   ----------
TOTAL FOREIGN OBLIGATIONS
 (Cost $50,750,353 )                                               51,301,090
                                                                   ----------
U.S. CORPORATE OBLIGATIONS - 30.5%

ASSET BACKED & MORTGAGE BACKED - 9.0%

  415,808    AAA Trust 2005-2 A1
             4.918%, 11/26/35 (b)                                     416,310
   28,136    AFC Home Equity Loan Trust
             4.961%, 06/25/30 (b)                                      28,204
   25,000    African Development Bank
             3.750%, 01/15/10                                          23,851
  200,000    AmeriCredit Automobile Receivables Trust
             3.430%, 07/06/11                                         193,026
   32,606    Amortizing Residential Collateral Trust
             5.098%, 01/01/32 (e)                                      32,596
2,700,000    ARG Funding Corp. 2005-1A A3
             4.290%, 04/20/11 (a)                                   2,586,893
  300,000    Banc of America Commercial Mortgage, Inc.
             4.772%, 07/11/43                                         295,102
  500,000    Banc of America Commercial Mortgage, Inc.
             2003-2 A4 5.061%, 03/11/41                               484,421
2,100,000    Banc of America Commercial Mortgage, Inc.
             2005-3 A4 4.668%, 07/10/43                             1,966,131
  210,000    Banc of America Commercial Mortgage, Inc.
             2005-5 A4 5.115%, 10/10/45                               203,106
  600,000    Banc of America Mortgage Securities
             4.113%, 06/25/34 (b)                                     588,439
1,350,243    Bay View Auto Trust
             3.440%, 04/25/12                                       1,317,841
1,100,000    Bear Stearns Adjustable Rate Mortgage Trust
             3.512%, 06/25/34                                       1,052,552
  513,656    Bear Stearns Asset Backed Securities, Inc.
             5.268%, 10/27/32 (b)                                     516,239
             Bear Stearns Commercial Mortgage Securities
  500,000    5.405%, 12/11/40                                         493,217
  500,000    6.460%, 10/15/36                                         523,749
  500,000    Bear Stearns Commercial Mortgage
             Securities 2004-T14 A3
             4.800%, 01/12/41                                         485,266
  500,000    Bear Stearns Commercial Mortgage
             Securities 2005-PWR7 AAB
             4.980%, 02/11/41                                         485,606
  100,000    Capital One Multi Asset Execution Trust
             2.950%, 08/17/09                                          98,883
1,399,442    Centex Home Equity
             3.235%, 02/25/32                                       1,350,961
  107,244    Chase Commercial Mortgage Securities Corp.
             6.600%, 12/19/29                                         108,672
   25,000    China Development Bank
             4.750%, 10/08/14                                          23,590
  961,684    CIGNA CBO 1996-1 Ltd.
             6.460%, 11/15/08 (a)                                     960,732
1,592,526    CIT Home Equity Loan Trust 2003-1A4
             3.930%, 03/20/32                                       1,556,046
             Citibank Credit Card Issuance Trust
  100,000    2.900%, 05/17/10                                          95,407
  500,000    4.900%, 12/12/16                                         482,032
  180,000    4.950%, 02/09/09                                         179,464
  150,000    5.650%, 06/16/08                                         150,190
  150,000    Comed Transitional Funding Trust
             5.740%, 12/25/10                                         151,340
  710,210    Commercial Mortgage Acceptance Corp.
             6.735%, 12/15/30                                         721,110
  643,478    Commercial Mortgage Lease Backed Certificates
             6.746%, 06/20/31 (a)                                     676,202
   53,572    Conseco Finance
             6.799%, 07/15/29 (b)                                      53,606
2,252,895    Countrywide Alternative Loan Trust
             5.168%, 09/25/35                                       2,264,795
             Countrywide Asset-Backed Certificates
  100,000    4.778%, 02/25/36                                          97,866
   60,089    5.480%, 04/25/32 (b)                                      60,097
  100,000    Countrywide Asset-Backed Certificates
             2005-7 AF4
             4.867%, 11/25/35                                          95,455
1,148,300    Countrywide Home Loan Mortgage
             Pass Through Trust
             4.854%, 02/25/34 (b)                                   1,132,749

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                               Value
----------------------------------------------------------------------------
2,104,592    Countrywide Home Loans, Inc.
             5.108%, 04/25/35                                      2,108,427
1,101,955    Crimmi Mae Commercial Mortgage Trust
             7.000%, 06/02/33 (a)                                  1,133,801
             CS First Boston Mortgage Securities Corp.
  500,000    4.609%, 02/15/38                                        486,274
2,500,000    4.889%, 11/15/37                                      2,363,637
  150,000    5.100%, 08/15/38                                        148,028
  300,000    5.230%, 12/15/40                                        292,191
2,375,000    E-Trade RV and Marine Trust
             3.620%, 10/08/18                                      2,259,075
   95,099    EMC Mortgage Loan Trust
             5.288%, 05/25/39 (b)                                     95,571
  285,074    EQCC Trust
             5.118%, 11/25/31 (b)                                    285,331
  750,000    Ford Credit Auto Owner Trust 2005-B A4
             4.380%, 01/15/10                                        738,134
  875,000    Franklin Auto Trust
             3.570%, 03/16/09                                        866,992
             GE Capital Commercial Mortgage Corp.
  483,710    5.082%, 11/10/45                                        480,921
2,200,000    5.331%, 11/10/45                                      2,170,110
  500,000    5.994%, 12/10/35                                        509,090
  350,000    6.531%, 05/15/33                                        365,232
             GMAC Commercial Mortgage Securities, Inc.
1,000,000    4.865%, 09/25/34                                        974,939
   70,000    5.389%, 10/15/38                                         70,156
1,398,170    6.700%, 05/15/30 - 04/15/34                           1,439,326
  161,210    Green Tree Financial Corp.
             8.100%, 07/15/26                                         25,891
  200,000    Greenwich Capital Commercial Funding Corp.
             4.948%, 01/11/35                                        194,298
  750,000    Hertz Vehicle Financing LLC
             2.380%, 05/25/08 (a)                                    730,600
  400,000    Honda Auto Receivables 2003-4 A4
             2.790%, 03/16/09                                        391,817
  295,987    Indy Mac Home Equity Loan Asset-Backed Trust
             5.078%, 03/25/31 (b)                                    295,957
  658,433    Indy Mac Index Mortgage Loan Trust
             5.099%, 09/25/35                                        633,745
2,700,000    Irwin Home Equity 2005-1 2A2
             4.720%, 06/25/35                                      2,645,638
2,500,000    JP Morgan Chase & Co.
             4.625%, 03/15/46                                      2,437,585
             JP Morgan Chase Commercial Mortgage
             Securities Corp.
  150,000    4.895%, 09/12/37                                        142,633
1,100,000    4.918%, 10/15/42                                      1,046,695
  500,000    5.470%, 01/12/43                                        491,261
             LB-UBS Commercial Mortgage Trust
2,500,000    4.858%, 12/15/39                                      2,362,941
  294,314    6.160%, 06/15/36 (a)                                     11,479
3,000,000    Lehman XS Trust
             5.680%, 01/25/36                                      2,952,701
  590,000    MBNA Master Credit Card Trust 2000-L A
             6.500%, 04/15/10                                        602,806
1,608,520    Merit Securities Corp.
             6.321%, 09/28/32 (b)                                  1,569,278
2,033,724    Merrill Lynch Mortgage Investors, Inc.
             4.495%, 02/25/35                                      1,987,504
             Merrill Lynch Mortgage Trust
  400,000    5.236%, 11/12/35                                        391,020
  500,000    5.245%, 11/12/37                                        490,836
  382,606    Mesa Trust Asset Backed Certificates
             5.218%, 12/25/31 (e)                                    384,481
1,000,000    Metris Master Trust
             5.856%, 11/20/09 (b)                                  1,000,719
             Morgan Stanley Capital I, Inc.
1,872,581    4.030%, 06/15/38                                      1,825,420
  150,000    4.852%, 06/12/47                                        144,475
1,180,000    4.989%, 08/13/42                                      1,130,873
  285,055    Morgan Stanley Dean Witter Capital Corp.
             Heloc Trust 2005-1 A
             5.008%, 07/25/17 (b)                                    285,106
             Morgan Stanley Dean Witter Capital I
  150,000    4.050%, 01/13/41                                        143,210
   56,693    5.160%, 12/15/35                                         56,536
  615,915    Nationslink Funding Corp.
             6.867%, 01/22/26                                        640,210
2,220,000    Nomura Asset Securities Corp.
             6.590%, 03/15/30                                      2,271,436
1,000,000    Nordstrom Private Label Credit Card Master
             Note Trust
             4.820%, 04/15/10 (a)                                    998,223
             Oakwood Mortgage Investors, Inc.
3,573,333    6.000%, 05/15/08 (e)                                    384,062
1,493,345    6.000%, 08/15/10                                        245,002
  350,000    PNC Mortgage Acceptance Corp.
             6.360%, 03/12/34                                        363,327
  657,529    Provident Bank Home Equity Loan Trust
             5.088%, 08/25/31 (b)                                    658,247
  794,459    Provident Funding Mortgage Loan Trust
             3.799%, 08/25/33 (b)                                    774,655
  500,000    Renaissance Home Equity Loan Trust
             6.066%, 02/25/36                                        491,513
1,507,545    Residential Accredit Loans, Inc. 2005-QA7 A21
             4.850%, 07/25/35                                      1,474,386
             Residential Asset Mortgage Products, Inc.
  167,078    4.546%, 10/25/32 (e)                                    167,833
  203,489    6.553%, 03/25/33 (e)                                    203,761
  171,321    Residential Asset Securities Corp.
             5.118%, 04/25/33 (b)                                    171,553
   15,651    Sail Net Interest Margin Notes
             7.750%, 04/27/33 (a)                                     14,485
2,700,000    Susquehanna Auto Lease Trust 2005-1 A3
             4.430%, 06/16/08 (a)                                  2,674,688
2,198,171    TRAINS HY Series 2005-1
             7.589%, 06/15/15 #(a)                                 2,222,900

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                             Value
---------------------------------------------------------------------------
  310,670    UCFC Home Equity Loan
             6.905%, 04/15/30                                       310,635
1,012,684    Wachovia Asset Securitization, Inc.
             5.031%, 09/27/32 (b)                                 1,014,713
             Wachovia Bank Commercial Mortgage Trust
  150,000    4.748%, 02/15/41                                       141,667
  250,000    5.242%, 12/15/44                                       248,051
  225,000    5.416%, 01/15/45                                       224,575
       --    Washington Mutual, Inc. 2005-AR11 A1A
             5.138%, 08/25/45 (b)                                         0
1,539,859    Washington Mutual, Inc. 2005-AR6 2A1A
             5.048%, 04/25/45                                     1,539,537
1,649,299    Wells Fargo Mortgage Backed
             Securities Trust 2004-N A2
             3.599%, 08/25/34 (b)                                 1,643,980
1,101,684    Wells Fargo Mortgage Backed
             Securities Trust 2005-AR4 2A2
             4.531%, 04/25/35                                     1,072,327
  109,890    WFS Financial Owner Trust
             2.740%, 09/20/10                                       108,972
                                                                 ----------
                                                                 83,175,224
                                                                 ----------
CORPORATE BONDS & NOTES - 21.5%

  100,000    Abbey National Capital Trust
             I 8.963%, 12/29/49                                     129,805
             Abbott Laboratories
   10,000    3.500%, 02/17/09                                         9,534
  100,000    3.750%, 03/15/11                                        93,168
  175,000    Accellent, Inc.
             10.500%, 12/01/13                                      186,812
   25,000    Ace INA Holdings, Inc.
             5.875%, 06/15/14                                        25,046
  100,000    Aegon Funding Corp.
             5.750%, 12/15/20                                        98,228
  275,000    Aes Corp.
             9.375%, 09/15/10                                       299,750
   20,000    AGL Capital Corp.
             6.000%, 10/01/34                                        18,957
   67,184    Ahold Lease USA, Inc.
             7.820%, 01/02/20                                        70,075
             Alabama Power Co.
   25,000    3.125%, 05/01/08                                        23,924
   25,000    3.500%, 11/15/07                                        24,303
             Alamosa Delaware, Inc.
   38,000    11.000%, 07/31/10                                       42,275
   84,000    12.000%, 07/31/09                                       90,510
             Albertson's, Inc.
  100,000    7.500%, 02/15/11                                       101,648
   20,000    8.000%, 05/01/31                                        18,617
  450,000    Alcoa, Inc.
             7.375%, 08/01/10                                       482,196
  100,000    Allied Security Escrow Corp.
             11.375%, 07/15/11                                       95,000
             Allied Waste NA, Inc.
   50,000    7.250%, 03/15/15                                        51,000
   75,000    7.375%, 04/15/14 #                                      74,250
   75,000    8.500%, 12/01/08                                        78,844
   83,000    9.250%, 09/01/12                                        89,536
             Allstate Corp.
   50,000    5.000%, 08/15/14                                        48,140
   75,000    5.350%, 06/01/33 #                                      68,081
             Allstate Life Global Funding Trust I
   50,000    3.500%, 07/30/07                                        48,769
   30,000    4.500%, 05/29/09 #                                      29,310
             ALLTEL Corp.
   35,000    7.000%, 07/01/12 #                                      37,638
   50,000    7.875%, 07/01/32                                        58,581
             Altria Group, Inc.
   25,000    5.625%, 11/04/08                                        25,089
   40,000    7.000%, 11/04/13                                        43,004
  100,000    AMC Entertainment, Inc.
             11.000%, 02/01/16 (a)                                  103,250
             Amerada Hess Corp.
   50,000    6.650%, 08/15/11                                        52,295
1,110,000    7.300%, 08/15/31                                     1,235,878
   30,000    American Express Centurion Bank
             4.375%, 07/30/09                                        29,184
             American Express Co.
   20,000    3.750%, 11/20/07                                        19,544
   50,000    4.750%, 06/17/09 #                                      49,277
             American Express Credit Corp.
  100,000    3.000%, 05/16/08                                        95,516
  100,000    5.000%, 12/02/10                                        98,426
             American General Finance Corp.
  125,000    2.750%, 06/15/08                                       118,086
  100,000    3.875%, 10/01/09                                        95,182
  250,000    5.400%, 12/01/15                                       242,060
   50,000    American Re Corp.
             7.450%, 12/15/26                                        54,740
  100,000    Ameripath, Inc.
             10.500%, 04/01/13                                      105,500
  100,000    Amgen, Inc.
             4.850%, 11/18/14                                        95,052
             Amkor Technology, Inc.
   75,000    7.125%, 03/15/11 #                                      69,000
   48,000    7.750%, 05/15/13 #                                      44,160
  100,000    9.250%, 02/15/08                                       102,000
   50,000    10.500%, 05/01/09 #                                     49,000
   50,000    AmSouth Bank NA
             4.850%, 04/01/13                                        47,828
  100,000    Anheuser-Busch Cos., Inc.
             9.000%, 12/01/09                                       111,927
   25,000    Anthem, Inc.
             6.800%, 08/01/12                                        26,561
             AOL Time Warner, Inc.
  200,000    6.750%, 04/15/11                                       207,422
1,395,000    7.625%, 04/15/31                                     1,519,633
  935,000    7.700%, 05/01/32                                     1,028,231
   25,000    Apache Corp.
             6.250%, 04/15/12                                        26,158
             Appalachian Power Co.
  100,000    5.000%, 06/01/17                                        92,312
   50,000    5.800%, 10/01/35                                        46,155
   25,000    Applica, Inc.
             10.000%, 07/31/08 #                                     23,750
  100,000    Aramark Services, Inc.
             7.000%, 05/01/07                                       101,254
   20,000    Arch Capital Group Ltd.
             7.350%, 05/01/34                                        21,416
  150,000    Archer-Daniels-Midland
             7.500%, 03/15/27                                       174,246

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                                 Value
------------------------------------------------------------------------------
   50,000    Archstone-Smith Operating Trust REIT
             3.000%, 06/15/08                                           47,684
  175,000    Argo-Tech Corp.
             9.250%, 06/01/11                                          184,625
             Arizona Public Service
   25,000    5.800%, 06/30/14                                           24,625
   50,000    6.500%, 03/01/12                                           51,344
  270,000    ASIF Global Financing
             4.900%, 01/17/13 (a)                                      260,493
  100,000    Associated Materials, Inc.
             11.250%, 03/01/14 #(c)                                     57,500
1,654,000    AT&T Broadband
             8.375%, 03/15/13                                        1,860,169
  200,000    AT&T Corp.
             8.900%, 11/15/31 (c)(n)                                   238,813
             AT&T Wireless Services, Inc.
  200,000    7.875%, 03/01/11                                          219,213
1,000,000    8.750%, 03/01/31                                        1,266,548
   75,000    Atlas Pipeline Partners LP
             8.125%, 12/15/15 (a)                                       78,188
   30,000    Atmos Energy Corp.
             5.125%, 01/15/13                                           28,872
             Autozone, Inc.
   50,000    5.500%, 11/15/15                                           46,464
   20,000    5.875%, 10/15/12                                           19,639
   50,000    AvalonBay Communities, Inc. REIT
             6.125%, 11/01/12                                           51,238
             Avon Products, Inc.
   20,000    4.200%, 07/15/18                                           17,137
  150,000    5.125%, 01/15/11                                          147,342
             Bank of America Corp.
   50,000    3.375%, 02/17/09 #                                         47,507
   50,000    3.875%, 01/15/08 #                                         48,842
  500,000    4.750%, 08/15/13                                          476,466
  100,000    5.125%, 11/15/14 #                                         97,206
   25,000    5.375%, 06/15/14                                           24,666
  200,000    6.800%, 03/15/28                                          217,823
2,250,000    7.400%, 01/15/11                                        2,431,856
   50,000    Bank of America Corp. Capital Trust VI
             5.625%, 03/08/35                                           46,469
             Bank of New York Co., Inc.
   50,000    3.900%, 09/01/07                                           49,064
   10,000    5.200%, 07/01/07                                            9,980
  300,000    Bank One Corp.
             7.875%, 08/01/10                                          327,125
  100,000    Banque Paribas-NY
             6.875%, 03/01/09                                          103,813
   25,000    Barrick Gold Finance Co.
             4.875%, 11/15/14                                           23,565
             BB&T Corp.
   50,000    4.750%, 10/01/12                                           48,067
  100,000    5.250%, 11/01/19                                           95,697
  114,000    BCP Crystal US Holdings Corp.
             9.625%, 06/15/14                                          126,255
             Bear Stearns Cos., Inc.
   25,000    2.875%, 07/02/08                                           23,723
   75,000    4.500%, 10/28/10                                           72,117
   10,000    4.650%, 07/02/18                                            8,958
   50,000    5.700%, 11/15/14                                           49,816
             BellSouth Corp.
   50,000    4.200%, 09/15/09                                           47,975
  240,000    4.750%, 11/15/12                                          227,294
   50,000    5.200%, 09/15/14                                           47,818
  150,000    6.000%, 11/15/34 #                                        139,896
   25,000    6.550%, 06/15/34                                           24,959
             Berkshire Hathaway Finance Corp.
   50,000    3.375%, 10/15/08                                           47,887
  100,000    4.125%, 01/15/10                                           95,634
   75,000    5.100%, 07/15/14                                           72,812
  150,000    Berry Plastics Corp.
             10.750%, 07/15/12                                         165,000
  100,000    BHP Billiton Finance USA Ltd.
             5.250%, 12/15/15                                           96,997
   15,000    Black & Decker Corp.
             4.750%, 11/01/14                                           13,710
  100,000    Block Communications, Inc.
             8.250%, 12/15/15 (a)                                       98,000
   50,000    Blount, Inc.
             8.875%, 08/01/12 #                                         52,000
   75,000    Blue Ridge Paper Products, Inc.
             9.500%, 12/15/08                                           66,000
             Boeing Capital Corp.
  200,000    4.750%, 08/25/08                                          197,851
   65,000    5.800%, 01/15/13 #                                         66,191
   70,000    6.500%, 02/15/12                                           73,670
  200,000    Boeing Co. (The)
             6.125%, 02/15/33 #                                        207,941
   25,000    Boise Cascade LLC
             7.125%, 10/15/14 #                                         24,063
1,325,000    Boston Properties, Inc. REIT
             6.250%, 01/15/13                                        1,363,314
             Boston Scientific Corp.
   25,000    4.250%, 01/12/11                                           23,394
   25,000    5.125%, 01/12/17 #                                         22,890
   25,000    5.450%, 06/15/14                                           24,118
  100,000    Bottling Group LLC
             4.625%, 11/15/12                                           95,272
  125,000    Bowater, Inc.
             9.500%, 10/15/12                                          132,500
  100,000    Brand Services, Inc.
             12.000%, 10/15/12                                         107,000
             Brandywine Operating Partnership LP REIT
   15,000    4.500%, 11/01/09                                           14,392
   15,000    5.400%, 11/01/14                                           14,309
  100,000    6.000%, 04/01/16                                           98,962
  190,000    Bristol-Myers Squibb Co.
             5.750%, 10/01/11                                          192,088
  120,000    Brown-Forman Corp.
             3.000%, 03/15/08                                          114,747
             Buckeye Partners
   25,000    4.625%, 07/15/13 #                                         23,250
   15,000    5.300%, 10/15/14                                           14,452
             Buckeye Technologies, Inc.
   25,000    8.000%, 10/15/10                                           24,125
   50,000    8.500%, 10/01/13                                           50,375
  100,000    9.250%, 09/15/08 #                                        100,000
             Bunge Ltd. Finance Corp.
  100,000    5.100%, 07/15/15                                           93,434
   15,000    5.875%, 05/15/13                                           14,909
             Burlington Northern Santa Fe Corp.
   50,000    4.875%, 01/15/15                                           47,642
  100,000    7.000%, 12/15/25                                          110,958
  175,000    7.125%, 12/15/10                                          186,755
  125,000    Cadmus Communications Corp.
             8.375%, 06/15/14                                          125,625

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
-----------------------------------------------------------------------------
   50,000    Caesars Entertainment, Inc.
             7.500%, 09/01/09 #                                        52,651
             Calpine Corp.
  225,000    8.500%, 07/15/10 #                                       206,437
   40,000    8.750%, 07/15/13 #                                        36,700
   75,000    Calpine Generating Co. LLC
             14.120%, 04/01/11 #(f)                                    82,125
   75,000    Campbell Soup Co.
             5.000%, 12/03/12                                          72,696
             Capital One Bank
   50,000    4.875%, 05/15/08                                          49,495
   25,000    5.000%, 06/15/09                                          24,703
   10,000    5.125%, 02/15/14                                           9,623
1,350,000    5.750%, 09/15/10                                       1,361,764
   25,000    6.500%, 06/13/13                                          26,014
             Capital One Financial Corp.
   50,000    5.250%, 02/21/17                                          46,911
   25,000    6.250%, 11/15/13                                          25,669
             Cardinal Health, Inc.
   10,000    4.000%, 06/15/15 #                                         8,757
  100,000    5.850%, 12/15/17                                          98,742
   50,000    6.750%, 02/15/11                                          52,370
  125,000    Carrols Corp.
             9.000%, 01/15/13                                         125,625
  100,000    Case New Holland, Inc.
             7.125%, 03/01/14 (a)                                      98,750
             Caterpillar Financial Services Corp.
  100,000    2.700%, 07/15/08                                          94,475
   50,000    3.100%, 05/15/07                                          48,864
   10,000    3.700%, 08/15/08                                           9,648
  100,000    4.300%, 06/01/10                                          95,924
  150,000    Caterpillar, Inc.
             6.950%, 05/01/42                                         173,660
  125,000    CBD Media Holdings LLC
             9.250%, 07/15/12                                         127,344
             CCH I Holdings LLC
  300,000    11.750%, 05/15/14                                        156,000
   50,000    12.125%, 01/15/15 #                                       22,000
  390,000    CCH I LLC
             11.000%, 10/01/15                                        324,187
  100,000    Celulosa Arauco y Constitucion SA
             5.625%, 04/20/15                                          96,116
  150,000    Cendant Corp.
             7.375%, 01/15/13                                         164,757
   75,000    Centennial Communications Corp.
             10.000%, 01/01/13                                         77,906
   50,000    Centerpoint Energy Houston
             5.750%, 01/15/14                                          49,865
  100,000    Centex Corp.
             5.125%, 10/01/13                                          93,722
   40,000    CenturyTel, Inc.
             7.875%, 08/15/12                                          43,316
  150,000    Chaparral Energy, Inc.
             8.500%, 12/01/15 (a)                                     156,000
  150,000    Charter Communications Operating LLC
             8.375%, 04/30/14 (a)                                     149,625
   50,000    Charter One Bank FSB
             6.375%, 05/15/12                                          52,426
             Chesapeake Energy Corp.
  125,000    6.250%, 01/15/18                                         122,187
  225,000    6.375%, 06/15/15                                         221,344
   25,000    6.875%, 11/15/20 (a)                                      25,188
  100,000    ChevronTexaco Capital Co.
             3.500%, 09/17/07                                          97,700
   30,000    Cincinnati Financial Corp.
             6.125%, 11/01/34                                          29,377
   20,000    Cincinnati Gas & Electric
             5.700%, 09/15/12                                          19,923
  200,000    Cinemark, Inc.
             9.750%, 03/15/14 (c)                                     153,000
   30,000    Cingular Wireless LLC
             6.500%, 12/15/11                                          31,363
             Cisco Systems, Inc.
  150,000    5.250%, 02/22/11                                         148,720
  100,000    5.500%, 02/22/16                                          98,498
             CIT Group, Inc.
  150,000    3.650%, 11/23/07                                         146,133
   50,000    3.875%, 11/03/08 #                                        48,222
   20,000    4.125%, 11/03/09                                          19,119
  100,000    4.250%, 02/01/10                                          95,746
  100,000    4.750%, 08/15/08                                          98,696
   75,000    5.125%, 09/30/14                                          71,691
  100,000    6.000%, 04/01/36                                          96,236
   75,000    7.375%, 04/02/07                                          76,441
1,850,000    7.750%, 04/02/12                                       2,039,150
  150,000    Citigroup, Inc.
             5.125%, 02/14/11 #                                       147,971
             Clear Channel Communications, Inc.
  240,000    4.250%, 05/15/09                                         228,521
   25,000    4.500%, 01/15/10                                          23,645
   50,000    4.625%, 01/15/08                                          49,094
   25,000    5.000%, 03/15/12                                          23,149
   50,000    5.500%, 12/15/16                                          44,614
   20,000    5.750%, 01/15/13                                          19,037
   10,000    Cleveland Electric Illuminating Co.
             5.650%, 12/15/13                                           9,912
   45,000    Clorox Co.
             5.000%, 01/15/15                                          42,755
             Coca-Cola Enterprises, Inc.
   25,000    4.250%, 09/15/10                                          23,962
  300,000    8.500%, 02/01/22                                         374,267
   50,000    Collins & Aikman Floor Cover
             9.750%, 02/15/10                                          47,250
  100,000    Colonial Realty LP
             5.500%, 10/01/15                                          95,757
             Comcast Corp.
  100,000    4.950%, 06/15/16                                          91,129
  100,000    5.900%, 03/15/16                                          98,069
  100,000    6.500%, 11/15/35                                          97,030
  100,000    7.050%, 03/15/33                                         102,913
   50,000    Commerce Group, Inc.
             5.950%, 12/09/13                                          49,231
   75,000    Community Health Systems, Inc.
             6.500%, 12/15/12                                          72,656
  275,000    ConAgra Foods, Inc.
             6.750%, 09/15/11 #                                       285,808
1,015,000    Conoco, Inc.
             6.950%, 04/15/29                                       1,148,261
             ConocoPhillips
  810,000    4.750%, 10/15/12                                         781,109
  150,000    8.750%, 05/25/10                                         168,340
             Consolidated Edison Co. of New York
   50,000    4.700%, 06/15/09                                          49,118

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                               Value
----------------------------------------------------------------------------
   70,000    6.450%, 12/01/07                                         71,203
             Constellation Energy Group, Inc.
   75,000    6.350%, 04/01/07                                         75,651
   15,000    7.600%, 04/01/32                                         17,156
             Consumers Energy Co.
   20,000    4.000%, 05/15/10                                         18,792
   25,000    4.250%, 04/15/08                                         24,382
   50,000    5.150%, 02/15/17                                         46,746
   25,000    5.375%, 04/15/13                                         24,391
   25,000    5.500%, 08/15/16                                         24,152
             Continental Airlines, Inc.
   19,245    6.541%, 09/15/08                                         18,125
  441,587    6.545%, 02/02/19                                        447,423
   30,000    Coors Brewing Co.
             6.375%, 05/15/12                                         30,935
   75,000    Corrections Corp. of America
             6.250%, 03/15/13                                         73,781
  100,000    Corrections Corporation of America
             6.750%, 01/31/14                                        101,125
2,125,000    Countrywide Funding Corp.
             4.000%, 03/22/11                                      1,974,235
             Countrywide Home Loans, Inc.
  100,000    4.125%, 09/15/09                                         95,582
   25,000    4.250%, 12/19/07                                         24,530
             COX Communications, Inc.
  100,000    4.625%, 01/15/10                                         95,860
  220,000    7.125%, 10/01/12                                        230,794
             Credit Suisse First Boston USA, Inc.
  100,000    4.700%, 06/01/09                                         98,071
  100,000    4.875%, 08/15/10                                         97,637
  100,000    4.875%, 01/15/15 #                                       94,253
  100,000    5.125%, 08/15/15                                         95,683
  400,000    5.750%, 04/15/07                                        401,831
  150,000    6.125%, 11/15/11                                        154,080
  100,000    7.125%, 07/15/32                                        114,045
  150,000    Credit Suisse USA, Inc.
             5.250%, 03/02/11                                        148,289
  200,000    CRH America, Inc.
             5.300%, 10/15/13                                        193,675
             CSC Holdings, Inc.
  175,000    7.000%, 04/15/12 # (a)                                  171,062
   50,000    8.125%, 07/15/09 #                                       51,688
   50,000    8.125%, 08/15/09                                         51,625
   50,000    CSK Auto, Inc.
             7.000%, 01/15/14                                         47,625
  100,000    CSX Corp.
             7.950%, 05/01/27                                        121,907
             CVS Corp.
   25,000    3.875%, 11/01/07                                         24,440
   40,000    4.000%, 09/15/09                                         38,157
  150,000    4.875%, 09/15/14 #                                      141,120
             DaimlerChrysler NA Holding Corp.
1,350,000    4.050%, 06/04/08                                      1,308,153
  200,000    4.875%, 06/15/10                                        192,750
   40,000    6.500%, 11/15/13                                         40,683
  190,000    7.200%, 09/01/09                                        198,393
   90,000    7.300%, 01/15/12                                         95,101
  350,000    7.750%, 01/18/11                                        375,408
  330,000    Daimlerchrysler North America Holding Corp.
             5.875%, 03/15/11                                        328,520
  175,000    DaVita, Inc.
             7.250%, 03/15/15 #                                      175,875
   20,000    Dayton Power & Light Co.
             5.125%, 10/01/13                                         19,387
   30,000    Deere & Co.
             6.950%, 04/25/14                                         32,657
  100,000    DEL Laboratories, Inc.
             8.000%, 02/01/12 #                                       81,000
  125,000    Del Monte Corp.
             8.625%, 12/15/12                                        132,031
             Delta Air Lines, Inc.
   25,000    6.417%, 07/02/12                                         25,137
  793,328    6.718%, 01/02/23                                        801,303
             Deluxe Corp.
   20,000    3.500%, 10/01/07                                         19,167
   20,000    5.000%, 12/15/12                                         17,020
   20,000    5.125%, 10/01/14 #                                       16,505
   50,000    Deutsche Bank Financial, Inc.
             7.500%, 04/25/09                                         52,940
   50,000    Developers Diversified Realty Corp. REIT
             5.375%, 10/15/12                                         48,671
  620,000    Devon Energy Corp.
             7.950%, 04/15/32                                        759,265
1,250,000    Devon Financing Corp. ULC
             6.875%, 09/30/11                                      1,325,285
   50,000    Dex Media East LLC/Dex Media East Finance Co.
             9.875%, 11/15/09                                         53,375
  175,000    Dex Media LLC
             9.000%, 11/15/13 (c)                                    147,875
   98,000    Dex Media West LLC
             9.875%, 08/15/13 (c)                                    108,412
   75,000    Dex Media, Inc.
             9.000%, 11/15/13 #(c)                                    63,375
   25,000    Diamond Offshore Drilling, Inc.
             5.150%, 09/01/14                                         24,253
             Direct TV Holdings
  125,000    6.375%, 06/15/15                                        123,437
   98,000    8.375%, 03/15/13                                        104,615
  175,000    Doane Pet Care Co.
             10.750%, 03/01/10                                       189,437
             Dole Food Co., Inc.
  200,000    7.250%, 06/15/10 #                                      188,500
   15,000    8.875%, 03/15/11                                         14,850
             Dominion Resources, Inc.
  130,000    4.125%, 02/15/08                                        126,768
   50,000    4.750%, 12/15/10                                         48,032
  220,000    5.125%, 12/15/09                                        216,933
   65,000    5.250%, 08/01/33                                         61,765
  230,000    5.700%, 09/17/12                                        227,893
   15,000    6.750%, 12/15/32                                         15,332
  100,000    7.195%, 09/15/14                                        107,671
   50,000    Dover Corp.
             4.875%, 10/15/15                                         47,421
  200,000    Dow Chemical Co.
             6.125%, 02/01/11 #                                      205,298
  100,000    DR Horton, Inc.
             5.375%, 06/15/12                                         95,031
   44,000    Dresser-Rand Group, Inc.
             7.625%, 11/01/14 (a)                                     44,880
  125,000    DRS Technologies, Inc.
             6.875%, 11/01/13                                        125,000

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)


Principal
Amount                                                               Value
----------------------------------------------------------------------------
             Duke Capital Corp.
  100,000    6.250%, 02/15/13                                        102,520
   50,000    6.750%, 02/15/32                                         52,396
             Duke Energy Corp.
1,375,000    4.200%, 10/01/08                                      1,334,062
  100,000    5.300%, 10/01/15                                         97,656
  140,000    5.625%, 11/30/12                                        140,165
   80,000    6.250%, 01/15/12                                         82,441
   50,000    Duke Energy Field Services LLC
             7.875%, 08/16/10                                         54,273
   25,000    Duke Realty LP
             5.400%, 08/15/14                                         24,329
   50,000    Dun & Bradstreet Corp.
             5.500%, 03/15/11                                         49,700
             Dynegy Holdings, Inc.
3,210,000    8.750%, 02/15/12 #                                    3,354,450
  300,000    9.875%, 07/15/10 (a)                                    329,949
   75,000    10.125%, 07/15/13 (a)                                    85,928
             E.I. Du Pont de Nemours
  250,000    4.125%, 04/30/10 #                                      238,134
   30,000    4.875%, 04/30/14                                         28,583
             Eastman Kodak Co.
  370,000    6.375%, 06/15/06                                        370,158
  810,000    7.250%, 11/15/13                                        786,852
  375,000    Echostar DBS Corp.
             6.625%, 10/01/14                                        362,344
             Edison Mission Energy
   25,000    7.730%, 06/15/09                                         25,625
  225,000    9.875%, 04/15/11                                        254,250
  150,000    Eksportfinans
             4.750%, 12/15/08                                        148,516
             El Paso Corp.
  660,000    7.750%, 01/15/32 #                                      664,950
  690,000    7.800%, 08/01/31                                        693,450
  425,000    7.875%, 06/15/12 #                                      442,531
  220,000    El Paso Natural Gas
             8.375%, 06/15/32                                        248,757
             Electronic Data Systems Corp.
   75,000    6.000%, 08/01/13                                         76,271
1,695,000    7.125%, 10/15/09                                      1,780,538
  125,000    Emerson Electric Co.
             4.500%, 05/01/13                                        118,039
   30,000    Energy East Corp.
             6.750%, 06/15/12                                         31,570
1,875,000    Entergy Gulf States, Inc.
             6.200%, 07/01/33                                      1,754,649
  100,000    Enterprise Products Operating LP
             6.375%, 02/01/13                                        102,016
             EOP Operating LP
   50,000    4.650%, 10/01/10                                         47,831
  200,000    7.750%, 11/15/07                                        206,745
   50,000    7.875%, 07/15/31                                         56,504
   20,000    Equifax, Inc.
             4.950%, 11/01/07                                         19,841
             ERP Operating LP
   25,000    4.750%, 06/15/09                                         24,483
   50,000    5.250%, 09/15/14                                         48,464
  100,000    Ethyl Corp.
             8.875%, 05/01/10                                        103,750
  175,000    Exco Resources, Inc.
             7.250%, 01/15/11                                        174,125
             Exelon Corp.
   50,000    4.450%, 06/15/10 #                                       47,737
  470,000    5.625%, 06/15/35                                        426,554
  200,000    Exelon Generation Co. LLC
             6.950%, 06/15/11                                        211,118
  125,000    Extendicare Health Services, Inc.
             9.500%, 07/01/10                                        132,031
   85,000    Federated Department Stores
             6.625%, 04/01/11                                         88,260
             Fedex Corp.
   25,000    2.650%, 04/01/07                                         24,303
   25,000    3.500%, 04/01/09                                         23,751
  100,000    Felcor Lodging LP REIT
             9.000% , 06/01/11                                       109,500
             Fifth Third Bancorp
  100,000    4.200%, 02/23/10                                         95,909
   25,000    4.500%, 06/01/18                                         22,228
             Financing Corp. FICO
  800,000    0.0%, 11/30/17 (g)                                      434,467
  400,000    8.600%, 09/26/19                                        521,020
  140,000    9.650%, 11/02/18                                        194,131
             First Data Corp.
  150,000    3.375%, 08/01/08                                        143,354
   60,000    3.900%, 10/01/09                                         57,008
  150,000    4.950%, 06/15/15 #                                      140,289
  200,000    First Union Institutional Capital I
             8.040%, 12/01/26                                        210,494
1,301,773    First Union-Lehman Brothers-Bank of America
             6.560%, 11/18/35                                      1,326,272
             FirstEnergy Corp.
  720,000    5.500%, 11/15/06                                        720,184
  100,000    6.450%, 11/15/11                                        103,473
1,230,000    7.375%, 11/15/31                                      1,366,251
             Florida Power & Light Co.
   75,000    4.950%, 06/01/35                                         64,559
  100,000    5.400%, 09/01/35                                         92,113
1,390,000    5.625%, 04/01/34 #                                    1,324,780
             Florida Power Corp.
   50,000    4.500%, 06/01/10                                         48,187
   50,000    4.800%, 03/01/13                                         47,672
  125,000    FMC Corp.
             7.750%, 07/01/11                                        130,462
             Ford Motor Co.
   75,000    6.625%, 10/01/28                                         50,250
1,580,000    7.450%, 07/16/31 #                                    1,173,150
   40,000    8.900%, 01/15/32                                         31,400
             Ford Motor Credit Co.
  375,000    4.950%, 01/15/08                                        349,455
1,585,000    6.625%, 06/16/08                                      1,500,185
1,030,000    7.250%, 10/25/11                                        938,568
5,300,000    7.375%, 10/28/09 - 02/01/11                           4,953,258
1,485,000    7.875%, 06/15/10                                      1,392,138
             Fortune Brands, Inc.
   25,000    4.875%, 12/01/13                                         23,580
  100,000    5.125%, 01/15/11                                         97,941
   20,000    Franklin Resources, Inc.
             3.700%, 04/15/08                                         19,361
   75,000    Friendly Ice Cream Corp.
             8.375%, 06/15/12 #                                       67,875
   15,000    Fund American Cos., Inc.
             5.875%, 05/15/13                                         14,738
             Gannett Co., Inc.
  200,000    4.125%, 06/15/08                                        194,245
   25,000    5.500%, 04/01/07 #                                       24,936
   10,000    6.375%, 04/01/12 #                                       10,287

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                             Value
--------------------------------------------------------------------------
             Genentech, Inc.
   50,000    4.400%, 07/15/10                                       48,183
  100,000    4.750%, 07/15/15                                       93,906
             General Dynamics Corp.
   50,000    3.000%, 05/15/08                                       47,732
   50,000    4.250%, 05/15/13                                       46,559
   25,000    4.500%, 08/15/10                                       24,191
   25,000    5.375%, 08/15/15                                       24,880
             General Electric Capital Corp.
   50,000    3.125%, 04/01/09 #                                     47,043
  250,000    3.500%, 12/05/07 - 05/01/08                           242,781
  300,000    4.250%, 01/15/08 - 06/15/12                           290,505
  650,000    4.375%, 11/21/11 - 03/03/12                           615,822
  250,000    5.000%, 11/15/11                                      245,054
  325,000    5.450%, 01/15/13                                      324,756
  150,000    6.750%, 03/15/32                                      167,037
  500,000    7.375%, 01/19/10                                      533,498
  700,000    General Electric Co.
             5.000%, 02/01/13                                      680,891
   50,000    General Mills, Inc.
             6.000%, 02/15/12                                       50,937
             General Motors Acceptance Corp.
1,005,000    5.625%, 05/15/09 #                                    935,266
  580,000    6.125%, 02/01/07 #                                    571,047
  730,000    6.125%, 08/28/07                                      708,046
  420,000    6.150%, 04/05/07                                      412,508
  325,000    6.750%, 12/01/14 #                                    292,567
1,375,000    6.875%, 09/15/11                                    1,281,609
   25,000    7.250%, 03/02/11                                       23,691
  450,000    7.750%, 01/19/10                                      438,755
   45,000    8.000%, 11/01/31                                       42,530
             General Motors Corp.
   50,000    8.250%, 07/15/23 #                                     36,000
1,485,000    8.375%, 07/15/33 #                                  1,087,762
  125,000    General Nutrition Centers, Inc.
             8.500%, 12/01/10                                      118,437
  150,000    Genesis HealthCare Corp.
             8.000%, 10/15/13                                      158,625
             Genworth Financial, Inc.
   20,000    5.750%, 06/15/14                                       20,114
   10,000    6.500%, 06/15/34                                       10,517
   25,000    Georgia Power Co.
             4.875%, 07/15/07                                       24,870
             Gillette Co.
   50,000    2.500%, 06/01/08                                       47,241
   10,000    3.800%, 09/15/09                                        9,565
   20,000    GlaxoSmithKline Capital, Inc.
             5.375%, 04/15/34                                       19,015
   81,000    Global Cash Access LLC
             8.750%, 03/15/12                                       86,974
   80,000    Goldman Sachs Capital I
             6.345%, 02/15/34                                       79,333
             Goldman Sachs Group, Inc.
  100,000    4.125%, 01/15/08                                       98,034
   50,000    4.750%, 07/15/13                                       47,236
  100,000    5.000%, 10/01/14                                       94,920
  250,000    5.150%, 01/15/14                                      241,034
  100,000    6.125%, 02/15/33                                       99,419
  400,000    6.875%, 01/15/11                                      422,244
             Goodrich Corp.
  555,000    7.500%, 04/15/08                                      575,771
   25,000    7.625%, 12/15/12                                       27,590
   50,000    Graphic Packaging International Corp.
             9.500%, 08/15/13 #                                     46,750
   25,000    Greenpoint Financial Corp.
             3.200%, 06/06/08                                       23,959
             GTE Corp.
  100,000    6.940%, 04/15/28                                      100,424
   48,000    7.510%, 04/01/09                                       50,457
  100,000    GTE North, Inc.
             5.650%, 11/15/08                                       99,694
   50,000    Halliburton Co.
             5.500%, 10/15/10                                       50,118
  150,000    Hanover Compressor Co.
             8.625%, 12/15/10                                      157,312
             Harrah's Operating Co., Inc.
   25,000    5.375%, 12/15/13                                       23,834
   75,000    5.500%, 07/01/10                                       74,241
  100,000    5.625%, 06/01/15                                       95,817
   50,000    Harris Corp.
             5.000%, 10/01/15                                       46,662
   75,000    Harry & David Holdings, Inc.
             9.000%, 03/01/13 #                                     71,625
             Hartford Financial Services Group, Inc.
   15,000    4.625%, 07/15/13                                       14,072
   40,000    4.700%, 09/01/07                                       39,615
   20,000    Hartford Life, Inc.
             7.375%, 03/01/31                                       23,101
             HCA, Inc.
1,000,000    5.750%, 03/15/14                                      935,617
   50,000    6.375%, 01/15/15 #                                     48,664
   75,000    6.500%, 02/15/16                                       73,069
  250,000    7.050%, 12/01/27                                      228,040
   20,000    Health Care, Inc. REIT
             6.000%, 11/15/13                                       19,636
   15,000    Healthcare Realty Trust, Inc.
             5.125%, 04/01/14                                       14,041
  125,000    Herbst Gaming, Inc.
             8.125%, 06/01/12 #                                    129,844
   30,000    Hewlett-Packard Co.
             5.500%, 07/01/07                                       29,996
   50,000    Hexion US Finance Corp.
             9.000%, 07/15/14                                       51,500
   25,000    Hillenbrand Industries, Inc.
             4.500%, 06/15/09                                       24,293
   80,000    Home Depot, Inc.
             3.750%, 09/15/09                                       76,152
             Honeywell International, Inc.
   50,000    5.400%, 03/15/16                                       49,356
   50,000    5.700%, 03/15/36                                       48,600
  100,000    7.500%, 03/01/10                                      107,335
             Hospira, Inc.
   10,000    4.950%, 06/15/09                                        9,833
   10,000    5.900%, 06/15/14                                       10,031
   17,000    Host Marriott Corp. REIT
             7.875%, 08/01/08                                       17,128
             Host Marriott LP REIT
  300,000    6.375%, 03/15/15 #                                    295,125
   50,000    7.125%, 11/01/13 #                                     50,875
  100,000    Houghton Mifflin Co.
             11.500%, 10/15/13 (c)                                  85,250
             Household Finance Corp.
  430,000    6.375%, 11/27/12                                      445,589
   30,000    6.400%, 06/17/08                                       30,657
   20,000    7.000%, 05/15/12                                       21,377

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                              Value
---------------------------------------------------------------------------
   20,000    HRPT Properties Trust
             6.250%, 08/15/16                                        20,155
             HSBC Bank USA NA
  275,000    3.875%, 09/15/09                                       261,982
  200,000    5.875%, 11/01/34                                       192,891
2,100,000    HSBC Finance Capital Trust IX
             5.911%, 11/30/35 (b)                                 2,060,381
  300,000    HSBC Finance Corp.
             4.125%, 03/11/08                                       293,574
1,275,000    Humana, Inc.
             6.300%, 08/01/18                                     1,296,727
   25,000    Huntington National Bank
             4.375%, 01/15/10                                        24,075
  225,000    Huntsman International LLC
             9.875%, 03/01/09                                       235,125
  175,000    Iasis Healthcare LLC
             8.750%, 06/15/14                                       175,000
   75,000    IKON Office Solutions, Inc.
             7.750%, 09/15/15 (a)                                    77,438
   75,000    IMCO Recycling, Inc.
             10.375%, 10/15/10                                       82,688
  125,000    Innophos, Inc.
             8.875%, 08/15/14                                       130,000
  150,000    Insight Midwest LP/Insight Capital, Inc.
             10.500%, 11/01/10                                      157,875
   75,000    Intelsat Ltd.
             2.500%, 02/01/15 (c)                                    51,938
             Inter-American Development Bank
  150,000    4.250%, 09/14/15                                       139,784
  200,000    4.375%, 10/19/07                                       198,107
  100,000    4.500%, 09/15/14                                        95,488
   20,000    InterActiveCorp
             7.000%, 01/15/13                                        20,486
             Interface, Inc.
   50,000    9.500%, 02/01/14 #                                      51,250
   75,000    10.375%, 02/01/10                                       82,125
             International Business Machines Corp.
   30,000    4.375%, 06/01/09                                        29,266
  100,000    6.220%, 08/01/27                                       102,982
  200,000    6.500%, 01/15/28                                       212,548
  200,000    7.500%, 06/15/13                                       224,642
             International Lease Finance Corp.
  100,000    4.750%, 01/13/12                                        95,443
2,050,000    5.875%, 05/01/13                                     2,062,048
             International Paper Co.
  125,000    4.250%, 01/15/09                                       120,581
  100,000    5.250%, 04/01/16                                        92,302
  165,000    5.500%, 01/15/14                                       158,214
   25,000    5.850%, 10/30/12                                        24,843
             Iron Mountain, Inc.
  225,000    6.625%, 01/01/16                                       211,500
   75,000    7.750%, 01/15/15                                        75,563
   75,000    8.250%, 07/01/11                                        75,750
  175,000    Isle of Capri Casinos, Inc.
             7.000%, 03/01/14                                       172,812
             iStar Financial, Inc. REIT
   20,000    4.875%, 01/15/09                                        19,635
   20,000    5.125%, 04/01/11 #                                      19,305
1,350,000    5.150%, 03/01/12                                     1,295,556
   50,000    5.650%, 09/15/11                                        49,317
   50,000    5.875%, 03/15/16                                        48,908
   20,000    6.000%, 12/15/10                                        20,128
             JC Penney Corp., Inc.
   50,000    7.400%, 04/01/37                                        53,910
   50,000    7.950%, 04/01/17                                        56,675
             Jefferies Group, Inc.
   25,000    5.500%, 03/15/16                                        23,840
  100,000    6.250%, 01/15/36                                        93,852
   49,000    Jefferson Smurfit Corp. US
             8.250%, 10/01/12 #                                      48,081
   20,000    Jersey Central Power & Light
             5.625%, 05/01/16                                        19,882
             John Deere Capital Corp.
   20,000    3.900%, 01/15/08                                        19,520
2,025,000    4.125%, 01/15/10                                     1,935,262
   15,000    4.500%, 08/22/07                                        14,841
  470,000    5.100%, 01/15/13 #                                     458,205
  100,000    7.000%, 03/15/12                                       107,225
  100,000    Johnson & Johnson
             4.950%, 05/15/33                                        91,243
  100,000    Johnson Controls, Inc.
             5.500%, 01/15/16                                        96,978
             Jones Apparel Group, Inc.
   25,000    4.250%, 11/15/09 #                                      23,566
   25,000    5.125%, 11/15/14                                        22,005
   25,000    6.125%, 11/15/34                                        20,596
             JP Morgan Chase & Co.
  500,000    0.0%, 04/15/27 - 07/01/27 (g)                          100,985
   20,000    3.625%, 05/01/08                                        19,330
   20,000    3.800%, 10/02/09                                        18,994
  100,000    4.000%, 02/01/08                                        97,792
  100,000    4.750%, 03/01/15 #                                      94,098
  290,000    5.125%, 09/15/14                                       278,748
  110,000    5.150%, 10/01/15                                       105,262
   30,000    5.250%, 05/01/15                                        28,969
  300,000    6.000%, 01/15/09                                       304,479
1,885,000    6.625%, 03/15/12                                     1,981,516
  300,000    6.750%, 02/01/11                                       315,365
  100,000    JP Morgan Chase Capital XVII
             5.850%, 08/01/35                                        92,975
  400,000    Kellogg Co.
             6.600%, 04/01/11                                       418,258
             KeyBank National Association
   50,000    5.800%, 07/01/14                                        50,329
  250,000    7.000%, 02/01/11                                       265,946
  200,000    Keycorp Capital VII
             5.700%, 06/15/35                                       181,045
  200,000    KeySpan Corp.
             7.625%, 11/15/10 (c)                                   216,191
  225,000    KI Holdings, Inc.
             9.875%, 11/15/14                                       163,125
   45,000    Kimberly-Clark Corp.
             5.625%, 02/15/12 #                                      45,773
             Kinder Morgan Energy Partners
   50,000    5.000%, 12/15/13                                        47,354
   25,000    5.125%, 11/15/14                                        23,689
   75,000    5.800%, 03/15/35                                        68,098
   85,000    6.750%, 03/15/11                                        88,869
             Kinder Morgan Finance
  100,000    5.350%, 01/05/11                                        98,405
  100,000    6.400%, 01/05/36                                        97,370
             Kinder Morgan, Inc.
   40,000    6.500%, 09/01/12                                        41,382
   20,000    7.250%, 03/01/28                                        21,416
             Kraft Foods, Inc.
   25,000    4.000%, 10/01/08                                        24,184

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                                 Value
------------------------------------------------------------------------------
   25,000    5.250%, 10/01/13                                           24,344
  150,000    5.625%, 11/01/11                                          150,199
             Kroger Co.
  200,000    6.750%, 04/15/12                                          208,201
  100,000    6.800%, 12/15/18 #                                        104,046
  200,000    L-3 Communications Corp.
             7.625%, 06/15/12                                          206,500
  300,000    Landesbank Baden-Wuerttemberg/New York
             6.350%, 04/01/12                                          319,129
             Lehman Brothers Holdings, Inc.
  150,000    3.500%, 08/07/08                                          144,131
  600,000    4.000%, 01/22/08                                          586,732
2,050,000    4.500%, 07/26/10 #                                      1,975,710
  300,000    7.000%, 02/01/08                                          308,587
   25,000    Lennar Corp.
             5.500%, 09/01/14                                           23,768
             Levi Strauss & Co.
   25,000    9.280%, 04/01/12 # (b)                                     25,875
  100,000    9.750%, 01/15/15                                          105,250
   45,000    12.250%, 12/15/12                                          51,131
             Liberty Media Corp.
   40,000    3.750%, 02/15/30                                           22,550
  301,000    6.410%, 09/17/06 (b)                                      302,231
  540,000    7.875%, 07/15/09                                          568,225
1,500,000    Lilacs Repackaging Co.
             5.138%, 01/15/64 (e)                                    1,448,670
             Limited Brands
   25,000    5.250%, 11/01/14 #                                         23,280
   25,000    6.125%, 12/01/12 #                                         25,022
1,175,000    6.950%, 03/01/33                                        1,146,988
  100,000    LIN Television Corp.
             6.500%, 05/15/13                                           94,000
   50,000    Lockheed Martin Corp.
             7.200%, 05/01/36                                           57,588
   25,000    Loews Corp.
             5.250%, 03/15/16                                           23,844
             Lowe's Cos, Inc.
  100,000    5.500%, 10/15/35                                           94,436
   50,000    8.250%, 06/01/10                                           55,301
   50,000    Lubrizol Corp.
             5.500%, 10/01/14                                           48,420
  450,000    Lucent Technologies, Inc.
             6.450%, 03/15/29                                          406,125
             Lyondell Chemical Co.
   44,000    9.500%, 12/15/08                                           45,760
  100,000    11.125%, 07/15/12                                         109,750
  130,000    Magnum Hunter Resources, Inc.
             9.600%, 03/15/12                                          139,425
  125,000    Mail Well I Corp.
             9.625%, 03/15/12                                          134,531
   10,000    Marathon Oil Corp.
             6.125%, 03/15/12                                           10,293
             Marsh & McLennan Cos., Inc.
  100,000    3.625%, 02/15/08                                           96,495
  100,000    5.150%, 09/15/10                                           97,746
   50,000    5.375%, 07/15/14                                           47,917
             Marshall & Ilsley Bank
   25,000    4.125%, 09/04/07                                           24,600
   50,000    4.375%, 08/01/09                                           48,571
  150,000    5.000%, 01/17/17                                          142,309
   25,000    5.250%, 09/04/12                                           24,700
  100,000    Marshall & Ilsley Corp.
             5.350%, 04/01/11                                           99,521
             Masco Corp.
  100,000    4.800%, 06/15/15 #                                         91,143
   50,000    5.875%, 07/15/12 #                                         49,819
             Massey Energy Co.
   75,000    6.625%, 11/15/10                                           76,313
   25,000    6.875%, 12/15/13 # (a)                                     24,500
             May Department Stores Co.
   50,000    4.800%, 07/15/09                                           48,981
   50,000    5.750%, 07/15/14                                           49,735
   30,000    8.750%, 05/15/29                                           36,969
   25,000    MBIA, Inc.
             5.700%, 12/01/34                                           22,845
             MBNA America Bank
   30,000    4.625%, 08/03/09                                           29,390
   30,000    7.125%, 11/15/12                                           32,624
             MBNA Corp.
  100,000    6.125%, 03/01/13                                          103,318
   15,000    7.500%, 03/15/12                                           16,495
   20,000    McDonald's Corp.
             5.750%, 03/01/12                                           20,228
   50,000    MDC Holdings, Inc.
             5.375%, 12/15/14                                           45,375
   50,000    MeadWestvaco Corp.
             6.850%, 04/01/12                                           51,629
  125,000    Mediacom Broadband LLC
             11.000%, 07/15/13                                         133,125
  200,000    Mellon Bank NA
             4.750%, 12/15/14                                          188,693
  150,000    Mellon Funding Corp.
             4.875%, 06/15/07                                          148,631
   50,000    Merck & Co., Inc.
             4.750%, 03/01/15                                           46,896
  125,000    MeriStar Hospitality Corp. REIT
             9.125%, 01/15/11                                          144,687
             Merrill Lynch & Co., Inc.
  190,000    3.125%, 07/15/08                                          181,519
  295,000    3.375%, 09/14/07                                          287,108
  300,000    3.700%, 04/21/08                                          291,511
   25,000    4.000%, 11/15/07                                           24,508
  100,000    4.125%, 09/10/09                                           96,055
  470,000    4.790%, 03/12/07 (b)                                      466,560
  100,000    4.831%, 10/27/08                                           99,025
   50,000    5.000%, 02/03/14                                           47,951
  100,000    6.000%, 02/17/09                                          101,784
  160,000    6.375%, 10/15/08                                          164,241
  300,000    6.875%, 11/15/18                                          330,004
             MetLife, Inc.
   25,000    5.500%, 06/15/14 (k)                                       24,748
   50,000    6.375%, 06/15/34 (k)                                       51,595
   15,000    Metropolitan Edison Co.
             4.875%, 04/01/14                                           14,203
  275,000    MGM Mirage, Inc.
             6.750%, 09/01/12                                          274,656
             MidAmerican Energy Co.
   15,000    4.650%, 10/01/14 #                                         14,046
  100,000    5.125%, 01/15/13                                           97,607
   50,000    6.750%, 12/30/31                                           54,517
             MidAmerican Energy Holdings Co.
   80,000    3.500%, 05/15/08                                           76,854
   50,000    5.000%, 02/15/14                                           47,645

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                              Value
---------------------------------------------------------------------------
  150,000    Millennium America, Inc.
             9.250%, 06/15/08                                       152,437
   25,000    Mirage Resorts, Inc.
             7.250%, 08/01/17 #                                      25,406
  125,000    Mirant Americas Generation LLC
             9.125%, 05/01/31                                       133,125
  100,000    Mohawk Industries, Inc.
             5.750%, 01/15/11                                        99,128
   75,000    Mohegan Tribal Gaming Authority
             6.875%, 02/15/15                                        74,531
             Morgan Stanley
  350,000    4.000%, 01/15/10 #                                     332,552
2,275,000    4.750%, 04/01/14                                     2,122,559
  250,000    5.050%, 01/21/11                                       245,066
  790,000    5.300%, 03/01/13                                       772,614
   25,000    5.800%, 04/01/07                                        25,114
   25,000    6.600%, 04/01/12                                        26,230
   25,000    7.250%, 04/01/32                                        28,616
   50,000    MTR Corp.
             7.500%, 02/04/09                                        52,722
  125,000    Mueller Group, Inc.
             10.000%, 05/01/12                                      136,875
   25,000    Murphy Oil Corp.
             6.375%, 05/01/12                                        25,944
   50,000    Muzak LLC/Muzak Finance Corp.
             10.000%, 02/15/09 #                                     43,500
   10,000    Nabors Industries, Inc.
             5.375%, 08/15/12                                         9,905
             National City Bank
   25,000    3.300%, 05/15/07                                        24,418
   50,000    4.250%, 07/01/18                                        43,153
   25,000    National Fuel Gas Co.
             5.250%, 03/01/13                                        24,317
   75,000    National Mentor, Inc.
             9.625%, 12/01/12                                        84,750
             National Rural Utilities Cooperative Finance
   10,000    4.375%, 10/01/10                                         9,590
   10,000    4.750%, 03/01/14                                         9,504
   30,000    7.250%, 03/01/12                                        32,408
   70,000    8.000%, 03/01/32                                        87,717
   50,000    Neiman-Marcus Group, Inc.
             10.375%, 10/15/15 #(a)                                  53,125
  150,000    Newark Group, Inc.
             9.750%, 03/15/14                                       136,500
   25,000    Newell Rubbermaid, Inc.
             6.750%, 03/15/12                                        25,963
   25,000    News America Holdings
             8.000% , 10/17/16                                       28,525
             News America, Inc.
1,375,000    5.300%, 12/15/14 (a)                                 1,322,655
  120,000    6.200%, 12/15/34                                       112,382
  150,000    6.400%, 12/15/35                                       143,420
  320,000    6.625%, 01/09/08                                       326,820
             Nextel Communications, Inc.
  125,000    6.875%, 10/31/13                                       128,972
  525,000    7.375%, 08/01/15                                       550,587
2,550,000    Niagara Mohawk Power Corp.
             7.750%, 05/15/06-10/01/08                            2,608,144
             Nisource Finance Corp.
   50,000    5.400%, 07/15/14                                        48,498
  100,000    5.450%, 09/15/20                                        92,699
   75,000    NMHG Holding Co.
             10.000%, 05/15/09                                       78,750
             Norfolk Southern Corp.
  200,000    7.250%, 02/15/31                                       231,238
  175,000    7.800%, 05/15/27                                       210,007
   75,000    Nortek, Inc.
             8.500%, 09/01/14                                        76,313
  100,000    Northern States Power Corp.
             5.250%, 07/15/35                                        90,442
             Northrop Grumman Corp.
  230,000    4.079%, 11/16/06                                       228,357
  150,000    7.750%, 02/15/31                                       181,862
             NRG Energy, Inc.
   50,000    7.250%, 02/01/14                                        50,813
  325,000    7.375%, 02/01/16                                       331,906
   90,000    NTK Holdings, Inc.
             10.750%, 03/01/14 #(c)                                  65,700
   30,000    Nucor Corp.
             4.875%, 10/01/12 #                                      28,806
  100,000    Occidental Petroleum Corp.
             6.750%, 01/15/12 #                                     106,994
   20,000    Ocean Energy, Inc.
             4.375%, 10/01/07                                        19,720
  125,000    OM Group, Inc.
             9.250%, 12/15/11                                       129,375
  200,000    Omega Healthcare Investors, Inc. REIT
             7.000%, 01/15/16 (a)                                   200,000
  100,000    Omnicare, Inc.
             6.875%, 12/15/15                                        99,750
             Oncor Electric Delivery Co.
  390,000    6.375%, 01/15/15                                       402,453
  160,000    7.000%, 09/01/22 - 05/01/32                            172,309
   50,000    Oneok, Inc.
             6.000%, 06/15/35                                        46,730
  200,000    Oracle Corp./Ozark Holding, Inc.
             5.000%, 01/15/11 (a)                                   195,339
             Owens-Brockway Glass Container
  125,000    7.750%, 05/15/11                                       130,312
  150,000    8.250%, 05/15/13                                       156,750
   75,000    Oxford Industries, Inc.
             8.875%, 06/01/11                                        77,250
   50,000    Pacific Bell
             7.125%, 03/15/26                                        52,305
             Pacific Gas & Electric Co.
   15,000    3.600%, 03/01/09                                        14,265
   20,000    4.200%, 03/01/11                                        18,840
   25,000    4.800%, 03/01/14                                        23,640
  315,000    6.050%, 03/01/34                                       308,253
   50,000    Pacificorp
             5.250%, 06/15/35                                        44,532
   25,000    Pactiv Corp.
             7.950%, 12/15/25                                        27,508
   33,000    PanAmSat Corp.
             9.000%, 08/15/14                                        34,733
   50,000    Park Place Entertainment Corp.
             8.875%, 09/15/08                                        53,500
   50,000    PC Financial Partnership
             5.000%, 11/15/14                                        47,504
   50,000    Peco Energy Co.
             3.500%, 05/01/08                                        48,059
             Pemex Project Funding Master Trust
  100,000    5.750%, 12/15/15 (a)                                    95,750

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
-----------------------------------------------------------------------------
   50,000    6.625%, 06/15/35 #                                        48,300
  860,000    6.625%, 06/15/35 (a)                                     830,760
  100,000    7.375%, 12/15/14                                         106,750
  200,000    8.500%, 02/15/08                                         209,600
  100,000    8.625%, 02/01/22                                         118,000
   50,000    PepsiAmericas, Inc.
             4.875%, 01/15/15                                          47,502
  100,000    Petco Animal Supplies, Inc.
             10.750%, 11/01/11                                        107,250
   25,000    Pfizer, Inc.
             4.500%, 02/15/14                                          23,817
   25,000    PHH Corp.
             7.125%, 03/01/13                                          25,437
  125,000    Pinnacle Entertainment, Inc.
             8.250%, 03/15/12                                         130,937
  250,000    Pinnacle Foods Holding Corp.
             8.250%, 12/01/13 #                                       247,500
             Pitney Bowes, Inc.
   50,000    4.625%, 10/01/12                                          47,547
   25,000    4.750%, 05/15/18                                          22,778
   25,000    4.875%, 08/15/14                                          23,801
   25,000    Plains All American Pipeline LP/PAA Finance Corp.
             5.625%, 12/15/13                                          24,618
  150,000    Plains Exploration & Production Co.
             7.125%, 06/15/14 #                                       154,125
   30,000    Pliant Corp.
             11.125%, 09/01/09 (f)                                     31,575
  150,000    Ply Gem Industries, Inc.
             9.000%, 02/15/12 #                                       139,500
   25,000    PNC Bank NA
             5.250%, 01/15/17                                          24,058
  100,000    Pogo Producing Co.
             6.875%, 10/01/17 #                                        98,750
   25,000    Popular North America Capital Trust I
             6.564%, 09/15/34                                          24,316
             Popular North America, Inc.
  100,000    3.875%, 10/01/08                                          95,933
   25,000    4.700%, 06/30/09                                          24,348
   80,000    PPL Electric Utilities Corp.
             6.250%, 08/15/09                                          81,750
             PPL Energy Supply LLC
   25,000    5.400%, 08/15/14                                          24,179
  100,000    6.400%, 11/01/11                                         103,316
             Praxair, Inc.
   25,000    3.950%, 06/01/13 #                                        22,672
   40,000    6.375%, 04/01/12                                          41,785
   15,000    Principal Life Income Funding
             3.200%, 04/01/09                                          14,222
  100,000    Principal Life Income Funding Trust
             5.125%, 03/01/11                                          98,686
             Procter & Gamble Co.
   25,000    4.750%, 06/15/07                                          24,907
   30,000    4.950%, 08/15/14 #                                        29,033
   25,000    5.800%, 08/15/34                                          24,929
  200,000    6.875%, 09/15/09                                         210,280
   20,000    Progress Energy, Inc.
             6.050%, 04/15/07                                          20,119
   25,000    Progressive Corp.
             6.250%, 12/01/32                                          25,655
             Prologis REIT
  100,000    5.250%, 11/15/10                                          98,382
   30,000    5.500%, 03/01/13                                          29,522
  100,000    5.625%, 11/15/15                                          97,772
             Protective Life Secured Trust
   15,000    4.000%, 04/01/11                                          14,017
  100,000    4.850%, 08/16/10                                          98,130
             Prudential Financial, Inc.
   20,000    3.750%, 05/01/08                                          19,369
   25,000    4.500%, 07/15/13 #                                        23,354
   50,000    5.100%, 09/20/14                                          48,223
   50,000    5.400%, 06/13/35                                          45,314
  100,000    5.500%, 03/15/16                                          98,516
   10,000    5.750%, 07/15/33 #                                         9,575
             PSE&G Power LLC
   25,000    3.750%, 04/01/09                                          23,720
   20,000    5.000%, 04/01/14                                          18,900
   25,000    5.500%, 12/01/15                                          24,266
  150,000    7.750%, 04/15/11                                         162,962
  100,000    PSI Energy, Inc.
             5.000%, 09/15/13                                          95,611
  175,000    Psychiatric Solutions, Inc.
             7.750%, 07/15/15                                         178,062
             Public Service Co. of Colorado
   50,000    4.375%, 10/01/08                                          48,929
   35,000    7.875%, 10/01/12                                          39,583
             Public Service Electric & Gas Co.
   50,000    4.000%, 11/01/08                                          48,192
   25,000    5.000%, 08/15/14                                          23,988
             Pulte Homes, Inc.
   30,000    4.875%, 07/15/09                                          29,202
   50,000    5.200%, 02/15/15 #                                        46,149
   25,000    6.375%, 05/15/33                                          22,705
   20,000    7.875%, 06/15/32 #                                        21,458
1,475,000    Quest Diagnostics, Inc.
             5.450%, 11/01/15                                       1,437,413
             Qwest Communications International, Inc.
   20,000    7.500%, 02/15/14 #                                        20,600
   30,000    7.500%, 02/15/14                                          30,900
             Qwest Corp.
  225,000    6.875%, 09/15/33                                         216,000
  115,000    7.500%, 06/15/23 #                                       116,869
  325,000    8.875%, 03/15/12                                         363,187
             R.J. Reynolds Tobacco Holdings, Inc.
  680,000    7.750%, 05/15/06                                         683,400
1,170,000    7.875%, 05/15/09                                       1,219,725
             Rabobank Capital Funding Trust
  280,000    5.254%, 12/29/49                                         264,632
   40,000    5.260%, 12/31/49                                          38,447
   20,000    Radian Group, Inc.
             5.625%, 02/15/13                                          19,757
             Radio One, Inc.
   50,000    6.375%, 02/15/13                                          47,500
  125,000    8.875%, 07/01/11                                         131,250
   75,000    Radnor Holdings, Inc.
             11.000%, 03/15/10                                         58,500
   25,000    Rainbow National Services LLC
             10.375%, 09/01/14                                         28,000
  100,000    RathGibson, Inc.
             11.250%, 02/15/14                                        104,500
             Raytheon Co.
  100,000    4.850%, 01/15/11                                          97,163
   80,000    5.375%, 04/01/13 #                                        78,970
   10,000    5.500%, 11/15/12                                           9,951
    4,000    6.000%, 12/15/10 #                                         4,078
   50,000    6.400%, 12/15/18                                          52,000

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                              Value
---------------------------------------------------------------------------
  200,000    6.750%, 08/15/07                                       203,131
             RBS Capital Trust I
   25,000    5.512%, 09/29/49                                        24,114
  100,000    6.425%, 12/29/49 #                                     100,543
             Regency Centers LP REIT
   50,000    5.250%, 08/01/15                                        47,622
   10,000    6.750%, 01/15/12                                        10,490
   30,000    Regions Financial Corp.
             6.375%, 05/15/12                                        31,303
  100,000    Reliant Energy, Inc.
             6.750%, 12/15/14                                        88,250
  275,000    Reliant Resources, Inc.
             9.500%, 07/15/13                                       275,344
   25,000    Republic Services, Inc.
             6.750%, 08/15/11                                        26,203
             Residential Capital Corp.
  100,000    6.000%, 02/22/11                                        99,201
  100,000    6.375%, 06/30/10                                       100,742
   50,000    6.875%, 06/30/15                                        52,126
             Resolution Performance Products
             LLC/RPP Capital Corp.
  175,000    8.000%, 12/15/09                                       180,250
   75,000    9.500%, 04/15/10 #                                      78,000
             RH Donnelley Corp.
   75,000    6.875%, 01/15/13                                        70,125
  175,000    8.875%, 01/15/16                                       182,000
  125,000    RH Donnelley Finance Corp.
             I 10.875%, 12/15/12 (a)                                138,594
             Rite Aid Corp.
  100,000    6.125%, 12/15/08 # (a)                                  97,250
   25,000    8.125%, 05/01/10 #                                      25,531
  150,000    Rogers Cable, Inc.
             8.750%, 05/01/32 #                                     177,750
  200,000    Rohm and Haas Co.
             7.850%, 07/15/29                                       241,758
  150,000    RR Donnelley & Sons Co.
             5.500%, 05/15/15                                       141,270
   50,000    Sabre Holdings Corp.
             6.350%, 03/15/16                                        48,565
   60,000    Safeco Corp.
             4.875%, 02/01/10                                        58,573
             Safeway, Inc.
   50,000    4.950%, 08/16/10                                        48,488
1,300,000    7.250%, 02/01/31 #                                   1,377,584
             Sara Lee Corp.
   25,000    6.125%, 11/01/32                                        22,863
   50,000    6.250%, 09/15/11                                        50,625
1,100,000    SB Treasury Co. LLC
             9.400%, 12/29/49 (c)                                 1,183,552
  131,000    SBA Telecommunications, Inc.
             9.750%, 12/15/11 (c)                                   125,105
  150,000    Sbarro, Inc.
             11.000%, 09/15/09 #                                    152,625
             SBC Communications, Inc.
  150,000    4.125%, 09/15/09                                       143,440
  500,000    5.100%, 09/15/14                                       474,569
   50,000    5.625%, 06/15/16                                        48,647
   50,000    6.450%, 06/15/34 #                                      49,216
             Schering-Plough Corp.
   40,000    5.300%, 12/01/13                                        39,575
  130,000    6.500%, 12/01/33                                       139,351
   75,000    Scientific Games Corp.
             6.250%, 12/15/12                                        73,406
  125,000    Seagate Technology Holdings
             8.000%, 05/15/09                                       129,844
  150,000    Sealy Mattress Co.
             8.250%, 06/15/14 #                                     156,750
   50,000    Sempra Energy
             4.750%, 05/15/09                                        48,959
             Sequa Corp.
  125,000    8.875%, 04/01/08                                       130,312
  100,000    9.000%, 08/01/09                                       107,000
  250,000    Simmons Co.
             10.000%, 12/15/14 #                                    160,000
             Simon Property Group LP REIT
   75,000    4.875%, 03/18/10 - 08/15/10                             73,092
   50,000    5.100%, 06/15/15                                        47,294
  100,000    6.375%, 11/15/07                                       101,448
  150,000    Sinclair Broadcast Group, Inc.
             8.750%, 12/15/11                                       157,687
             Six Flags, Inc.
   25,000    9.625%, 06/01/14                                        25,188
   75,000    9.750%, 04/15/13                                        75,563
             SLM Corp.
  150,000    4.500%, 07/26/10                                       143,164
  850,000    4.540%, 04/01/09 (b)                                   822,817
  200,000    5.375%, 05/15/14                                       195,117
   50,000    5.625%, 04/10/07                                        50,144
   60,000    Sonat, Inc.
             7.625%, 07/15/11 #                                      61,800
   50,000    South Carolina Electric & Gas
             5.300%, 05/15/33 #                                      46,268
             Southern California Edison Co.
   50,000    5.000%, 01/15/16                                        47,645
   50,000    5.625%, 02/01/36                                        46,802
   40,000    6.000%, 01/15/34                                        39,664
   50,000    Southern California Gas Co.
             4.375%, 01/15/11                                        47,790
   60,000    Southern Natural Gas Co.
             8.000%, 03/01/32                                        65,804
   20,000    Southern Union Co.
             7.600%, 02/01/24                                        21,675
   25,000    SouthTrust Corp.
             5.800%, 06/15/14                                        25,045
   50,000    Southwest Airlines Co.
             5.125%, 03/01/17                                        46,315
   31,000    Spectrum Brands, Inc.
             7.375%, 02/01/15                                        26,970
             Sprint Capital Corp.
2,270,000    6.000%, 01/15/07                                     2,280,771
  100,000    6.875%, 11/15/28                                       103,173
1,520,000    8.375%, 03/15/12                                     1,717,448
  100,000    8.750%, 03/15/32                                       125,026
  100,000    St Paul Travelers Cos, Inc.
             5.500%, 12/01/15                                        97,819
   50,000    St. Paul Cos.
             8.125%, 04/15/10                                        54,355
  175,000    Starwood Hotels & Resorts Worldwide
             7.875%, 05/01/12                                       190,312
             Station Casinos, Inc.
   50,000    6.500%, 02/01/14                                        49,438
  150,000    6.625%, 03/15/18 (a)                                   146,625
  225,000    Stone Container Corp.
             9.750%, 02/01/11                                       231,187

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                              Value
---------------------------------------------------------------------------
  250,000    Stone Energy Corp.
             8.250%, 12/15/11                                       251,250
  100,000    Sungard Data Systems, Inc.
             9.125%, 08/15/13 (a)                                   105,750
             SunTrust Banks, Inc.
   50,000    3.625%, 10/15/07                                        48,719
   25,000    4.000%, 10/15/08                                        24,248
   50,000    5.450%, 12/01/17                                        48,843
   30,000    SUPERVALU, Inc.
             7.500%, 05/15/12 #                                      30,602
   75,000    Swift & Co.
             10.125%, 10/01/09                                       78,000
  150,000    Swift Energy Co.
             9.375%, 05/01/12 #                                     160,125
  400,000    Swiss Bank Corp. NY
             7.500%, 07/15/25                                       470,348
  125,000    Sybron Dental Specialties, Inc.
             8.125%, 06/15/12                                       131,875
             Target Corp.
  520,000    4.000%, 06/15/13                                       477,866
   30,000    5.400%, 10/01/08                                        30,151
  200,000    5.500%, 04/01/07                                       200,439
   50,000    7.000%, 07/15/31                                        57,565
1,560,000    TCI Communications Finance
             9.650%, 03/31/27                                     1,676,944
             Tekni-Plex, Inc.
  100,000    8.750%, 11/15/13 # (a)                                  94,000
   25,000    12.750%, 06/15/10                                       16,125
  800,000    Tele-Communications-TCI Group
             7.875%, 08/01/13                                       878,133
   25,000    Temple-Inland, Inc.
             7.875%, 05/01/12                                        27,106
             Tenet Healthcare Corp.
   75,000    6.875%, 11/15/31                                        59,906
  490,000    7.375%, 02/01/13                                       447,125
   25,000    9.875%, 07/01/14 #                                      25,313
   10,000    Tennessee Gas Pipeline Co.
             8.375%, 06/15/32                                        11,411
             Terex Corp.
   48,000    7.375%, 01/15/14                                        49,200
  250,000    10.375%, 04/01/11                                      263,750
  100,000    Teva Pharmaceutical Finance LLC
             5.550%, 02/01/16                                        96,457
   25,000    Texaco Capital, Inc.
             9.750%, 03/15/20                                        35,440
   25,000    Texas Gas Transmission LLC
             4.600%, 06/01/15                                        22,957
   75,000    Texas Industries, Inc.
             7.250%, 07/15/13                                        77,250
   80,000    Textron Financial Corp.
             6.000%, 11/20/09                                        81,409
   25,000    Textron, Inc.
             4.500%, 08/01/10                                        24,048
  100,000    The Mony Group, Inc.
             8.350%, 03/15/10                                       109,260
   10,000    Time Warner Entertainment Co. LP
             8.375%, 07/15/33                                        11,510
             Time Warner, Inc.
   80,000    6.875%, 05/01/12                                        83,878
  100,000    9.125%, 01/15/13                                       115,779
  150,000    9.150%, 02/01/23                                       180,356
   25,000    Toyota Motor Credit Corp.
             5.500%, 12/15/08                                        25,130
  100,000    Transatlantic Holdings, Inc.
             5.750%, 12/14/15                                        98,389
  175,000    Triad Hospitals, Inc.
             7.000%, 11/15/13                                       172,375
   89,000    TRW Automotive, Inc.
             9.375%, 02/15/13                                        96,231
  125,000    Turning Stone Casino Resort
             9.125%, 12/15/10 (a)                                   130,000
             TXU Corp.
  480,000    4.800%, 11/15/09                                       461,141
   50,000    6.375%, 06/15/06                                        50,091
  835,000    6.550%, 11/15/34                                       753,542
2,190,000    TXU Energy Co. LLC
             7.000%, 03/15/13                                     2,281,032
   70,000    Tyson Foods, Inc.
             8.250%, 10/01/11                                        74,733
  125,000    Ubiquitel Operating Co.
             9.875%, 03/01/11                                       136,562
  125,000    UFJ Bank Ltd.
             7.400%, 06/15/11                                       134,734
   50,000    Unilever Capital Corp.
             5.900%, 11/15/32                                        48,997
   15,000    Union Electric Co.
             5.100%, 10/01/19                                        13,892
   65,000    Union Oil Co. of California
             5.050%, 10/01/12                                        64,431
             Union Pacific Corp.
1,475,000    3.625%, 06/01/10                                     1,373,165
   20,000    5.375%, 05/01/14                                        19,649
   10,000    6.500%, 04/15/12                                        10,449
   50,000    Union Planters Bank NA
             5.125%, 06/15/07                                        49,827
   25,000    Union Planters Corp.
             4.375%, 12/01/10                                        23,946
   25,000    UnionBancal Corp.
             5.250%, 12/16/13                                        24,255
  119,000    United Agri Products
             8.250%, 12/15/11                                       123,760
             United Technologies Corp.
  150,000    4.375%, 05/01/10                                       144,706
  120,000    5.400%, 05/01/35                                       113,115
   50,000    7.500%, 09/15/29                                        60,305
             UnitedHealth Group, Inc.
   25,000    3.375%, 08/15/07                                        24,368
   10,000    3.750%, 02/10/09                                         9,585
   50,000    4.125%, 08/15/09                                        48,143
   10,000    4.750%, 02/10/14                                         9,465
   30,000    4.875%, 04/01/13                                        28,890
   50,000    5.000%, 08/15/14                                        48,048
  150,000    5.250%, 03/15/11                                       148,767
  100,000    5.800%, 03/15/36                                        95,227
   50,000    Univision Communications, Inc.
             3.875%, 10/15/08                                        47,755
  710,000    US Bancorp
             3.125%, 03/15/08                                       682,681
             US Bank National Association
   10,000    3.750%, 02/06/09                                         9,597
  100,000    4.950%, 10/30/14                                        95,614
   50,000    6.300%, 02/04/14                                        52,231

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                              Value
---------------------------------------------------------------------------
  125,000    US Unwired, Inc.
             10.000%, 06/15/12                                      140,156
  175,000    Valeant Pharmaceuticals International
             7.000%, 12/15/11                                       173,250
             Valero Energy Corp.
1,385,000    4.750%, 06/15/13 #                                   1,304,962
  100,000    6.875%, 04/15/12                                       105,951
   85,000    7.500%, 04/15/32                                        97,725
   50,000    Valspar Corp.
             6.000%, 05/01/07                                        50,038
  175,000    Vanguard Health Co.
             9.000%, 10/01/14                                       178,937
  100,000    Vanguard Health Holding Co. II LLC
             11.125%, 10/01/15 # (c)                                 73,000
2,060,000    Verizon Florida, Inc.
             6.125%, 01/15/13 #                                   2,039,894
             Verizon Global Funding Corp.
   50,000    4.000%, 01/15/08                                        48,812
   55,000    6.875%, 06/15/12                                        58,028
  200,000    7.250%, 12/01/10                                       212,365
  100,000    7.750%, 12/01/30                                       110,475
  100,000    Verizon Maryland, Inc.
             6.125%, 03/01/12                                       100,204
   30,000    Verizon New England, Inc.
             6.500%, 09/15/11 #                                      30,456
  125,000    Vertis, Inc.
             9.750%, 04/01/09                                       128,125
  245,000    Viacom, Inc.
             5.625%, 08/15/12                                       240,796
  200,000    Virginia Electric & Power Co.
             4.750%, 03/01/13                                       188,374
  100,000    Virginia Electric and Power Co.
             5.400%, 01/15/16                                        96,229
  100,000    Vodafone Group PLC
             7.875%, 02/15/30                                       115,176
  100,000    Vornado Realty L.P. REIT
             5.600%, 02/15/11 #                                      99,104
   50,000    Wachovia Bank National Association
             5.000%, 08/15/15                                        47,437
  410,000    Wachovia Capital Trust III
             5.800%, 08/29/49                                       402,816
             Wachovia Corp.
  350,000    3.500%, 08/15/08                                       336,924
   40,000    3.625%, 02/17/09                                        38,217
   30,000    4.875%, 02/15/14                                        28,468
   50,000    5.250%, 08/01/14                                        48,521
   50,000    7.500%, 04/15/35                                        58,459
             Wal-Mart Stores, Inc.
   50,000    4.000%, 01/15/10                                        47,808
  100,000    4.550%, 05/01/13 #                                      95,082
  150,000    5.250%, 09/01/35                                       136,068
  500,000    6.875%, 08/10/09                                       524,222
             Walt Disney Co.
  275,000    6.375%, 03/01/12                                       285,865
   15,000    7.000%, 03/01/32                                        16,599
  125,000    Warner Chilcott Corp.
             8.750%, 02/01/15 (a)                                   124,062
  200,000    Warner-Lambert Co.
             6.000%, 01/15/08                                       202,448
  250,000    Washington Mutual Bank
             6.875%, 06/15/11                                       264,856
             Washington Mutual, Inc.
   50,000    4.000%, 01/15/09                                        48,274
   25,000    4.375%, 01/15/08                                        24,580
             Waste Management, Inc.
   10,000    5.000%, 03/15/14                                         9,526
  370,000    6.500%, 11/15/08                                       379,490
1,670,000    7.000%, 10/15/06 - 07/15/28                          1,776,106
  100,000    7.375%, 08/01/10                                       106,680
  230,000    7.750%, 05/15/32                                       269,783
  100,000    Weatherford International, Ltd.
             5.500%, 02/15/16                                        98,057
   20,000    Weingarten Realty Investments
             4.857%, 01/15/14                                        18,788
             WellPoint, Inc.
   50,000    3.750%, 12/14/07                                        48,691
  100,000    4.250%, 12/15/09                                        96,026
  175,000    5.000%, 01/15/11 - 12/15/14                            169,283
  100,000    5.850%, 01/15/36                                        94,483
   50,000    5.950%, 12/15/34                                        48,134
             Wells Fargo & Co.
  200,000    4.125%, 03/10/08 #                                     195,822
  250,000    4.200%, 01/15/10                                       239,931
   15,000    4.625%, 04/15/14                                        14,063
  250,000    4.875%, 01/12/11                                       244,481
  100,000    5.125%, 09/15/16                                        95,634
  100,000    6.450%, 02/01/11                                       104,187
   30,000    Wells Fargo Capital I
             7.960%, 12/15/26                                        31,568
             Weyerhaeuser Co.
  129,000    5.950%, 11/01/08                                       130,186
  330,000    6.750%, 03/15/12                                       343,536
  230,000    7.375%, 03/15/32                                       245,598
             Whiting Petroleum Corp.
  125,000    7.000%, 02/01/14                                       123,750
   75,000    7.250%, 05/01/13                                        74,813
             Williams Cos., Inc.
  150,000    7.625%, 07/15/19 #                                     159,750
1,000,000    7.750%, 06/15/31                                     1,060,000
  200,000    7.875%, 09/01/21                                       215,000
  165,000    8.750%, 03/15/32                                       193,050
   30,000    Wisconsin Electric Power
             4.500%, 05/15/13                                        28,232
   50,000    WM Wrigley, Jr. Co.
             4.650%, 07/15/15                                        47,009
   10,000    World Savings Bank FSB
             4.500%, 06/15/09                                         9,751
             Wyeth
   50,000    5.250%, 03/15/13                                        49,432
2,025,000    5.500%, 03/15/13 - 02/01/14                          2,001,818
  100,000    6.000%, 02/15/36                                        97,684
  175,000    Xerox Capital Trust I
             8.000%, 02/01/27                                       181,125
  150,000    Xerox Corp.
             6.400%, 03/15/16                                       148,875
             XTO Energy, Inc.
   25,000    5.000%, 01/31/15                                        23,632
  100,000    5.650%, 04/01/16                                        98,799
  100,000    6.250%, 04/15/13                                       103,441
  225,000    7.500%, 04/15/12                                       245,646
             Zions Bancorp.
   25,000    5.650%, 05/15/14                                        24,749

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                          Value
------------------------------------------------------------------------
    25,000    6.000%, 09/15/15                                 25,301
                                                          -----------
                                                          200,185,647
                                                          -----------
TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $287,633,710 )                                     283,360,871
                                                          -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.3%

FEDERAL FARM CREDIT BANK - 0.1%

              Federal Farm Credit Bank
   100,000    3.000%, 04/15/08                                 96,052
   100,000    3.250%, 06/15/07                                 97,837
   100,000    4.125%, 07/17/09 #                               96,935
   200,000    4.250%, 10/10/08                                196,463
   200,000    4.875%, 02/18/11 #                              197,512
                                                          -----------
                                                              684,799
                                                          -----------
FEDERAL HOME LOAN BANK SYSTEM - 0.8%

              Federal Home Loan Bank System
 1,200,000    3.250%, 12/17/07 #                            1,164,247
 1,790,000    3.625%, 01/15/08 - 11/14/08                   1,732,507
   500,000    3.750%, 08/18/09                                479,360
   250,000    4.000%, 06/13/07                                246,555
   100,000    4.000%, 03/10/08 #                               98,039
 1,000,000    4.250%, 09/26/08 #                              981,548
   250,000    4.250%, 11/02/10                                240,837
   350,000    4.375%, 01/25/10                                340,345
 1,000,000    4.375%, 03/17/10 #                              973,229
   500,000    4.500%, 09/16/13                                478,772
   300,000    4.625%, 01/18/08 #                              297,639
    50,000    4.650%, 08/22/08                                 49,503
   100,000    5.050%, 01/26/15 #                               97,999
    50,000    5.375%, 08/15/18                                 49,712
                                                          -----------
                                                            7,230,292
                                                          -----------
FEDERAL HOME LOAN MORTGAGE CORP. - 8.8%

              Federal Home Loan Mortgage Corp.
 1,000,000    2.750%, 03/15/08                                957,196
    15,000    2.875%, 09/18/07                                 14,534
    60,000    3.375%, 08/23/07                                 58,614
    50,000    3.500%, 03/24/08                                 48,532
    40,000    3.550%, 11/15/07                                 39,034
   100,000    3.875%, 01/12/09                                 96,825
   887,575    4.000%, 11/01/19 - 02/01/20                     828,832
 1,230,000    4.125%, 11/18/09 - 10/18/10 #                 1,182,074
   100,000    4.125%, 02/24/11                                 95,371
   300,000    4.250%, 05/23/08 - 05/22/13                     292,848
 1,500,000    4.375%, 11/16/07 - 07/17/15 #                 1,471,091
   100,000    4.500%, 08/22/07 #                               99,044
 8,434,933    4.500%, 11/15/11 - TBA                        8,020,717
   420,000    4.625%, 02/21/08                                416,540
 1,100,000    4.625%, 12/19/08 - 07/28/10 #                 1,086,584
 2,570,000    4.650%, 10/10/13                              2,440,626
   450,000    4.750%, 01/18/11 #                              442,296
 1,000,000    4.875%, 11/15/13                                979,560
24,009,058    5.000%, 08/15/12 - TBA                       22,891,883
   200,000    5.100%, 03/14/08                                199,574
   610,000    5.125%, 10/15/08 - 03/10/14                     607,259
   100,000    5.200%, 03/05/19                                 94,876
 1,450,000    5.250%, 02/24/11 - 12/01/14                   1,442,494
   100,000    5.300%, 05/12/20                                 94,942
21,780,668    5.500%, 09/15/11 - 06/01/35                  21,353,656
 1,350,000    5.625%, 11/23/35                              1,296,040
10,652,398    6.000%, 06/15/11 - TBA                       10,703,493
   400,000    6.250%, 07/15/32                                451,678
 1,464,483    6.500%, 06/14/24 - 06/01/32                   1,494,749
 1,500,000    6.875%, 09/15/10                              1,601,731
   874,946    7.000%, 05/01/30 - 12/01/33                     901,002
   259,427    7.500%, 09/01/29 - 05/01/31                     271,186
   240,348    8.000%, 07/01/30 - 05/01/31                     255,866
                                                          -----------
                                                           82,230,747
                                                          -----------
FEDERAL HOME LOAN PC - 0.7%

              Federal Home Loan PC
 3,083,093    4.500%, 12/01/18 - 03/01/36                   2,925,232
 3,338,783    5.000%, 02/01/19 - 07/01/19                   3,257,415
                                                          -----------
                                                            6,182,647
                                                          -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.7%

              Federal National Mortgage Association
   230,000    2.710%, 01/30/07 #                              225,532
 1,500,000    3.000%, 08/15/07                              1,458,528
   100,000    3.125%, 03/16/09                                 94,479
   500,000    3.250%, 11/15/07                                485,801
   540,000    3.375%, 05/15/07 - 12/15/08                     517,967
 1,904,111    3.750%, 05/25/30                              1,841,344
 4,340,118    4.000%, 05/01/19 - 03/25/24                   4,126,828
   200,000    4.150%, 09/10/09                                193,788
   350,000    4.200%, 03/24/08 - 06/08/09                     340,791
   125,000    4.250%, 09/15/07                                123,509
 1,000,000    4.250%, 05/15/09 #                              975,533
16,432,679    4.500%, 06/01/18 - TBA                       15,552,255
 2,370,000    4.610%, 10/10/13                              2,251,694
   800,000    4.625%, 10/15/14                                770,497
 1,000,000    4.750%, 08/25/08                                991,868
   280,000    4.875%, 04/15/09                                278,080
63,331,561    5.000%, 04/15/15 - TBA                       60,581,759
   730,000    5.200%, 11/08/10                                723,584
 1,800,000    5.250%, 04/15/07                              1,801,975
75,915,780    5.500%, 01/01/18 - TBA                       74,289,365
   100,000    5.750%, 02/17/22                                 95,715
   200,000    5.800%, 02/09/26                                195,559
29,970,032    6.000%, 10/01/08 - TBA                       29,993,397
 4,985,857    6.000%, 05/01/34-01/01/35                     4,988,070
 4,000,000    6.125%, 03/15/12 #                            4,189,400
 5,500,000    6.250%, 02/01/11 - 01/25/21                   5,699,008
18,349,708    6.500%, 05/01/16 - TBA                       18,746,539
 3,100,000    6.625%, 09/15/09 - 11/15/30                   3,255,690
 2,486,138    7.000%, 01/01/28 - 11/01/32                   2,562,974
   500,000    7.250%, 05/15/30                                627,824
   618,330    7.500%, 10/01/15 - 03/01/31                     646,477
   243,522    8.000%, 07/01/25                                257,015
    49,018    8.500%, 12/01/26 - 07/01/27                      52,664
                                                          -----------
                                                          238,935,509
                                                          -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.4%

              Government National Mortgage Association
21,100,672    5.000%, 07/15/33 - TBA                       20,465,327
15,448,575    5.500%, 02/15/33 - TBA                       15,302,838
19,733,734    6.000%, 02/15/26 - 07/15/35                  19,973,338
 2,082,465    6.500%, 08/15/28 - TBA                        2,159,484
   635,664    7.000%, 01/15/23 - 04/15/29                     662,454
   382,121    7.500%, 10/15/22 - 09/15/29                     401,892

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

Principal
Amount                                                       Value
-------------------------------------------------------------------------
    78,851    8.000%, 10/15/29 - 07/15/30                       84,345
                                                         -------------
                                                            59,049,678
                                                         -------------
TENNESSEE VALLEY AUTHORITY - 0.0%

              Tennessee Valley Authority
   100,000    4.375%, 06/15/15 #                                93,940
    25,000    4.650%, 06/15/35                                  22,387
   100,000    6.150%, 01/15/38                                 111,951
    50,000    6.250%, 12/15/17                                  54,178
   125,000    6.750%, 11/01/25                                 146,031
                                                         -------------
                                                               428,487
                                                         -------------
U.S. TREASURY BONDS - 3.3%

              United States Treasury Bonds
   580,000    0.0%, 11/15/21 # (g)                             262,558
   911,253    2.000%, 01/15/26 #                               863,554
   529,000    4.500%, 02/15/36 #                               496,351
   230,000    5.250%, 11/15/28 #                               236,163
 2,700,000    5.250%, 02/15/29 #                             2,772,352
 1,245,000    5.375%, 02/15/31 #                             1,310,557
   750,000    6.000%, 02/15/26 #                               836,836
 3,000,000    6.125%, 11/15/27 - 08/15/29 #                  3,431,406
 2,050,000    6.250%, 08/15/23 #                             2,324,989
 3,750,000    6.250%, 05/15/30 #                             4,382,520
   400,000    6.500%, 11/15/26 #                               472,594
   200,000    6.875%, 08/15/25 #                               244,141
   500,000    7.125%, 02/15/23 #                               614,922
 3,300,000    7.250%, 05/15/16 - 08/15/22 #                  3,977,413
   400,000    7.625%, 02/15/25 #                               522,844
   800,000    8.000%, 11/15/21 #                             1,050,875
 2,750,000    8.125%, 08/15/19 - 08/15/21 #                  3,600,781
 1,000,000    8.750%, 08/15/20 #                             1,373,516
   500,000    9.125%, 05/15/18                                 685,742
   150,000    10.375%, 11/15/12 #                              162,697
   800,000    12.000%, 08/15/13 #                              927,094
   400,000    13.250%, 05/15/14                                496,578
                                                         -------------
                                                            31,046,483
                                                         -------------
U.S. TREASURY NOTES - 12.2%

              United States Treasury Notes
   128,052    2.000%, 01/15/16 #                               124,215
 5,000,000    2.500%, 10/31/06 #                             4,933,400
 1,975,000    2.625%, 05/15/08 #                             1,888,286
 2,150,000    2.625%, 03/15/09 #                             2,021,503
   500,000    2.750%, 08/15/07 #                               486,035
 1,000,000    3.000%, 11/15/07 #                               971,328
 2,500,000    3.125%, 05/15/07 - 09/15/08 #                  2,422,540
 3,000,000    3.250%, 08/15/07 - 08/15/08 #                  2,922,500
 2,000,000    3.375%, 02/15/08 - 12/15/08 #                  1,937,617
 1,000,000    3.375%, 10/15/09                                 953,477
 2,740,000    3.500%, 05/31/07 - 12/15/09 #                  2,621,605
 2,860,000    3.500%, 08/15/09 #                             2,742,917
 1,000,000    3.500%, 02/15/10                                 953,281
 4,458,000    3.625%, 04/30/07 - 06/15/10 #                  4,322,582
 1,615,000    3.625%, 07/15/09 #                             1,556,582
 2,500,000    3.875%, 07/15/10 - 02/15/13 #                  2,378,087
 7,500,000    3.875%, 09/15/10                               7,214,355
 4,600,000    4.000%, 09/30/07 - 02/15/14 #                  4,498,566
12,500,000    4.000%, 04/15/10 #                            12,121,587
 1,000,000    4.125%, 08/15/10 #                               972,461
 3,025,000    4.125%, 05/15/15 #                             2,858,507
 5,755,000    4.250%, 11/30/07 - 11/15/14 #                  5,581,571
 7,700,000    4.250%, 08/15/13 #                             7,405,837
 3,600,000    4.250%, 11/15/13 - 08/15/15                    3,434,132
 5,878,000    4.375%, 05/15/07 - 08/15/12 #                  5,812,939
 1,000,000    4.500%, 02/15/09                                 991,367
 5,070,000    4.500%, 11/15/10 - 11/15/15 #                  4,977,711
 1,000,000    4.625%, 03/31/08                                 996,367
 8,380,000    4.750%, 11/15/08 - 05/15/14 #                  8,317,301
 8,635,000    4.875%, 02/15/12 #                             8,648,488
 2,500,000    5.000%, 02/15/11 - 08/15/11 #                  2,521,308
 1,000,000    5.500%, 02/15/08 - 05/15/09 #                  1,016,016
 1,000,000    5.625%, 05/15/08 #                             1,015,664
   500,000    5.750%, 08/15/10 #                               518,223
 1,500,000    6.625%, 05/15/07 #                             1,528,125
                                                         -------------
                                                           113,666,480
                                                         -------------
U.S. TREASURY PRINCIPAL STRIP - 1.3%

              United States Treasury Inflation
              Indexed Bonds
   417,951    1.875%, 07/15/13 #(m)                            405,854
   241,218    2.000%, 01/15/14 - 07/15/14 #(m)                 235,290
 2,850,666    2.375%, 01/15/25 #(m)                          2,864,808
 1,975,079    3.375%, 01/15/07 - 01/15/12 #(m)               2,020,376
 4,721,727    3.625%, 04/15/28 #(m)                          5,804,037
   646,223    3.875%, 01/15/09 #(m)                            676,565
                                                         -------------
                                                            12,006,930
                                                         -------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (Cost $562,133,550 )                                      551,462,052
                                                         -------------
COMMON STOCKS - 0.2%

Shares                                                       Value
-------------------------------------------------------------------------
BASIC MATERIALS - 0.0%

     1,732    Applied Extrusion Technologies, Inc.
              Class B #*                                        15,588
                                                         -------------
COMMUNICATIONS - 0.2%

    20,941    American Tower Corp. *                           634,931
     4,354    Liberty Global, Inc. Series A *                   89,126
     4,354    Liberty Global, Inc. Series C *                   85,992
    17,335    NTL, Inc. #*                                     504,622
                                                         -------------
                                                             1,314,671
                                                         -------------
COMPUTERS & INFORMATION - 0.0%

       880    Globix Corp. (e)                                       0
                                                         -------------
HOUSEHOLD PRODUCTS - 0.0%

   367,973    Home Interiors & Gifts, Inc.                      99,353
                                                         -------------
UTILITIES - 0.0%

       566    Mirant Corp. *                                    14,150
                                                         -------------
TOTAL COMMON STOCKS
 (Cost $929,701 )                                            1,443,762
                                                         -------------

Principal
Amount                                                       Value
-------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%

Shares                                                       Value
-------------------------------------------------------------------------
AUTOMOTIVE - 0.0%
    18,300    General Motors Acceptance Corp. Class B          297,192
TOTAL PREFERRED STOCKS
 (Cost $343,972 )                                              297,192
                                                         -------------

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)


Principal
Amount                                                       Value
-------------------------------------------------------------------------
MUNICIPALS - 0.1%

CALIFORNIA - 0.0%

    50,000    Alameda Corridor Transportation
              Authority
              6.600%, 10/01/29                                 55,435
                                                         ------------
ILLINOIS - 0.0%

    50,000    State of Illinois G.O.
              4.950%, 06/01/23                                 46,757
    50,000    State of Illinois G.O.
              5.100%, 06/01/33                                 46,757
                                                         ------------
                                                               93,514
                                                         ------------
NEW JERSEY - 0.1%

   100,000    New Jersey Economic Development
              Authority, Ser. A (MBIA)
              7.425%, 02/15/29                                121,713
     5,000    New Jersey State Turnpike Authority
              Rev. Bond Prerefunded, Ser. B
              (AMBAC)
              4.252%, 01/01/16                                  4,575
    95,000    New Jersey State Turnpike Authority
              Rev. Bond Unrefunded Balance, Ser. B
              4.252%, 01/01/16                                 87,870
                                                         ------------
                                                              214,158
                                                         ------------
OREGON - 0.0%

    50,000    Oregon School Boards Association,
              Rev.Bond (FSA)
              5.528%, 06/30/28                                 48,857
    50,000    State of Oregon G.O.
              5.762%, 06/01/23                                 50,598
   100,000    State of Oregon G.O.
              5.892%, 06/01/27                                101,536
                                                         ------------
                                                              200,991
                                                         ------------
WISCONSIN - 0.0%

    50,000    State of Wisconsin, Rev. Bond, Ser. A
              (FSA)
              5.700%, 05/01/26                                 50,110
                                                         ------------
TOTAL MUNICIPALS
 (Cost $620,433 )                                             614,208
                                                         ------------
PURCHASED OPTIONS - 0.0%

CALL OPTIONS - 0.0%

   100,000    Eurodollar Futures Strike 94.00 Expires
              09/18/2006                                       73,500

   370,000    Eurodollar Futures Strike 94.50 Expires
              06/19/2006                                      109,150

    87,500    Eurodollar Futures Strike 94.50 Expires
              09/18/2006                                       24,719

   175,000    Eurodollar Futures Strike 94.50 Expires
              12/18/2006                                       59,938
                                                         ------------
                                                              267,307
                                                         ------------
PUT OPTIONS - 0.0%

    42,500    Eurodollar Futures Strike 94.00 Expires
              06/19/2006                                          106
                                                         ------------
TOTAL PURCHASED OPTIONS
 (Cost $475,325 )                                             267,413
                                                         ------------
SHORT-TERM INVESTMENTS - 28.5%

CASH EQUIVALENTS - 0.0%

   125,000    Federal National Mortgage Association
              0.0%, 05/15/06 (h)                              124,372
   220,000    Federal National Mortgage Association
              0.0%, 05/15/06 (g)                              218,889
                                                         ------------
                                                              343,261
                                                         ------------
COMMERCIAL PAPER - 4.8%

 3,000,000    Barton Capital Corp.
              0.0%, 04/12/06 (i)                            2,996,520
 8,063,000    Curzon Funding LLC
              0.0%, 04/12/06 (i)                            8,053,546
 6,700,000    DaimlerChrysler NA Holding Corp.
              0.0%, 04/12/06 (i)                            6,692,060
 6,700,000    Four Winds Funding Corp.
              0.0%, 04/12/06 (i)                            6,692,094
 3,000,000    Kittyhawk Funding
              0.0%, 04/20/06 (i)                            2,993,299
 3,000,000    Lake Constance Funding LLC
              0.0%, 04/18/06 (i)                            2,994,113
10,050,000    Mica Funding LLC
              0.0%, 04/12/06 (i)                           10,038,191
 4,000,000    Park Avenue Rec Corp.
              0.0% , 04/03/06 (i)                           4,000,000
                                                         ------------
                                                           44,459,823
                                                         ------------
MUTUAL FUND - 2.5%

23,158,863    Goldman Sachs Prime Obligations Fund
              4.639% (i)(l)                                23,158,863
                                                         ------------
REPURCHASE AGREEMENTS - 2.22%

20,600,000    Merrill Lynch Repurchase Agreement
              4.780%, 04/03/06 (j)(i)                      20,600,000
                                                         ------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $88,561,947 )                                       88,561,947
                                                         ------------
TOTAL INVESTMENTS - 105.1%
 (Cost $991,448,991 )                                     977,308,535
                                                         ------------
Liabilities in excess of other assets - (5.1)%            (47,770,982)
                                                         ------------
TOTAL NET ASSETS - 100.0%                                $929,537,553
                                                         ============

FOOT NOTES TO THE PORTFOLIO OF INVESTMENTS:

#   - A Portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $172,648,920 and the collateral received consisted of cash in the amount of $176,184,030.
*   - Non-income producing security.
(a) - 144A securities. Securities restricted for resale to Qualified Institutional Buyers totaled $19,054,764 and represents 2.054% of net assets.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / March 31, 2006 (Unaudited) (continued)

(b) - Indicates a variable rate security. The rate shown reflects the current interest rate in effect at March 31, 2006.
(c) - Indicates a security with a step coupon. The security is issued with a zero coupon and steps to the stated coupon at a predetermined date and remains in effect until final maturity.
(d) - Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity.
(e) - Represents a security which is fair-valued.
(f) - Security currently in default.
(g) - Security is issued with a zero coupon. Income is recognized through the accretion of discount.
(h) - All or a portion of these securities have been pledged to cover collateral requirements for open futures.
(i) - All or a portion of these securities have been pledged to cover collateral requirements for delayed delivery transactions.
(j) - Repurchase agreement dated 03/31/06, due 04/03/06 with a repurchase value of $20,608,206. Collateralized by $42,665,000 RFCSP Strip Principal 5.27% due 10/15/19. The aggregate market value, including accrued interest, of the collateral was $42,389,480.
(k) - Indicates an affiliated issuer.
(l) - Rate quoted represents the seven day yield of the Fund.
(m) - Represents a Treasury Inflation--Protected Security (TIPS). The interest and redemption payments for TIPS are tied to inflation as measured by the Consumer Price Index.
(n) - Step-down -Bond. Coupon rate decreases in increments to maturity. Rate disclosed as of March 1, 2006. Maturity date disclosed is the ultimate maturity.

SECURITY ABBREVIATIONS:

AMBAC - American Municipal Bond Assuurance Corp.
FSA--Financial Security Assurance Co.
MBIA - Municipal Bond Insurance Assocation
REIT--Real Estate Investment Trust
RFCSP - Resolution Funding Corporation Strip Principal
Yankee-Dollar--U.S. Dollar denominated bonds issued by non-U.S. companies or foreign governments and traded on an exchange in the U.S.

                    See notes to Portfolio of Investments.

Notes to Portfolio of Investments
CitiStreet Funds, Inc./ March 31, 2006 (Unaudited)

At March 31, 2006, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund was as follows:

                                                        GROSS             GROSS          NET UNREALIZED
                                  FEDERAL INCOME      UNREALIZED        UNREALIZED       APPRECIATION/
FUND                                 TAX COST        APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
----                          ------------------ ---------------- ------------------ ------------------
International Stock Fund         $462,127,064     $  135,406,288     $ 3,807,660       $  131,598,628
Small Company Stock Fund          396,632,143        118,288,466      17,419,622          100,868,844
Large Company Stock Fund          727,051,001        152,333,480      37,547,150          114,786,330
Diversified Bond Fund             991,448,991          7,789,568      21,930,023          (14,140,456)

FUTURES CONTRACTS:

At March 31, 2006 the Citistreet Small Company Stock Fund had the following open futures contracts:

                                                          Expiration                               Unrealized
Number of Contracts      Face Value Underlying Securities    Date    Notional Cost Notional Value Appreciation
-------------------      ---------- --------------------- ---------- ------------- -------------- ------------
Long Position
-------------------
        17                 1,700    Russell 2000 Index     Jun-2006     1,245,289      1,312,060      66,771
        13                 1,300    S&P Midcap 400 Index   Jun-2006  $  1,005,060   $  1,037,920   $  32,860
                                                                                                   ---------
                                                                                                   $  99,631
                                                                                                   =========

At March 31, 2006 the Citistreet Large Company Stock Fund had the following open futures contracts:

                                                                                                      Unrealized
                                                            Expiration                               Appreciation
Number of Contracts        Face Value Underlying Securities    Date    Notional Cost Notional Value (Depreciation)
-------------------        ---------- --------------------- ---------- ------------- -------------- --------------
Long Position
-------------------
        20                   5,000     S&P 500 Index         Jun-2006  $  6,465,573   $  6,516,500    $  50,927
        24                   1,200     S&P Mini 500 Index    Jun-2006     1,576,414      1,563,960    $ (12,454)
                                                                                                      ---------
                                                                                                      $  38,473
                                                                                                      =========

At March 31, 2006 the Citistreet Diversified Bond Fund had the following open futures contracts:



Number of Contracts        Face Value        Underlying Securities        Expiration Date Notional Cost Notional Value
-------------------        ---------- ----------------------------------- --------------- ------------- --------------
Long Position
-------------
        12                  3,000,000 Eurodollar Futures                     Mar-2008      $ 2,849,610   $ 2,845,650
        41                 10,250,000 Eurodollar Futures                     Jun-2006        9,801,305     9,716,488
        106                26,500,000 Eurodollar Futures                     Sep-2006       25,159,168    25,104,775
         4                  1,000,000 Eurodollar Futures                     Dec-2006          956,270       947,450
        193                19,300,000 U.S. Treasury Notes 10 Year Futures    Jun-2006       20,741,887    20,533,392
        339                33,900,000 U.S. Treasury Notes 5 Year Futures     Jun-2006       35,585,274    35,404,313



  Short Position
  --------------
        25                  2,500,000 U.S. Treasury Bond Futures             Jun-2006        2,804,367     2,728,906

                      Unrealized
                    Appreciation /
Number of Contracts (Depreciation)
------------------- --------------
Long Position
-------------
        12            $  (3,960)
        41              (84,818)
        106             (54,393)
         4               (8,820)
        193            (208,496)
        339            (180,961)
                      ---------
                       (541,447)
                      =========
  Short Position
  --------------
        25               75,461
                      =========

WRITTEN OPTIONS:

At March 31, 2006 the Citistreet Diversified Bond Fund had the following written options contracts:

                                                     Exercise Expiration   Current
Description                                Contracts  Price     Month       Value
-----------                                --------- -------- ---------- ----------
Call Options:

U.S. Treasury Notes 10 year Futures           18        111     May-06   $     (281)
U.S. Treasury Notes 10 year Futures           12        112     May-06         (188)
Eurodollar Futures                            15       95.5     Sep-06         (375)
Eurodollar Futures                            79         95     Sep-06       (9,875)

Put Options:

U.S. Treasury Bonds Futures                   18        110     May-06      (29,813)
                                                                         ----------
(premiums received $56,156)                                              $  (40,532)
                                                                         ==========

ITEM 2. Controls and Procedures

(a) Within the 90-day period prior to the filing date of this report, the registrant's chief executive and financial officer evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based upon that evaluation, the registrant's chief executive and financial officers concluded that the registrant's disclosure controls and procedures are functioning effectively to provide reasonable assurance that the registrant can meet its obligations to disclose in a timely manner material information required to be included in the registrant's reports on Form N-Q.

(b) There have been no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits

(3) Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 22, 2006             MetLife Investment Funds, Inc.

                               By: /s/Alan C. Leland, Jr.
                                   -------------------------------------
                                   Alan C. Leland, Jr.
                                   President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 22, 2006             By: /s/Alan C. Leland, Jr.
                                   -------------------------------------
                                   Alan C. Leland, Jr.
                                   President and Chief Executive Officer

Date: May 22, 2006             By: /s/Peter H. Duffy
                                   -------------------------------------
                                   Peter H. Duffy
                                   Treasurer and Chief Financial Officer

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                                 EXHIBIT LIST
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(3) Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.